             As filed with Securities and Exchange Commission on April 25, 2003.
                                                     File Nos. 2-87775, 811-4815

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           Registration Statement Under the Securities Act of 1933 [X]
                         Pre-Effective Amendment No. [ ]
                        Post-Effective Amendment No. [30]

                                     and/or

       Registration Statement Under the Investment Company Act of 1940 [X]
                               Amendment No. [32]
                       -----------------------------------

                                Ultra Series Fund
                                2000 Heritage Way
                               Waverly, Iowa 50677
                            (319) 352-4090, ext. 2157
             (Registrant's Exact Name, Address and Telephone Number)

                             Barbara L. Secor, Esq.
                       CUNA Mutual Life Insurance Company
                                2000 Heritage Way
                               Waverly, Iowa 50677
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D. C. 20004-2404

                Approximate Date of Proposed Public Offering: [ ]

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[X] on May 1, 2003 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date)pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                ULTRA SERIES FUND


PROSPECTUS                                                           MAY 1, 2003



                                MONEY MARKET FUND
                                    BOND FUND
                                HIGH INCOME FUND
                                  BALANCED FUND
                          GROWTH AND INCOME STOCK FUND
                         CAPITAL APPRECIATION STOCK FUND
                               MID-CAP STOCK FUND
                           MULTI-CAP GROWTH STOCK FUND
                             GLOBAL SECURITIES FUND
                            INTERNATIONAL STOCK FUND


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares in these funds, nor does the Commission guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.

                     This page left intentionally blank.

                                TABLE OF CONTENTS


                                                                                                  PAGE
THE FUND

         Money Market Fund..................................................................        1
         Bond Fund..........................................................................        3
         High Income Fund...................................................................        5
         Balanced Fund......................................................................        7
         Growth and Income Stock Fund.......................................................        9
         Capital Appreciation Stock Fund....................................................       11
         Mid-Cap Stock Fund.................................................................       13
         Multi-Cap Growth Stock Fund (formerly known as Emerging Growth Fund)...............       16
         Global Securities Fund.............................................................       19
         International Stock Fund...........................................................       22
         Risk vs. Return....................................................................       25
         Expenses...........................................................................       26

ADDITIONAL RISKS ASSOCIATED WITH CERTAIN SECURITIES
         Foreign Securities.................................................................       27
         Small Capitalization Stocks........................................................       27

THE SHARES
         Offer..............................................................................       28
         Purchase and Redemption............................................................       28
         Dividends..........................................................................       29
         Pricing of Fund Shares.............................................................       29
         Taxes..............................................................................       30

MORE ABOUT ULTRA SERIES FUND
         Portfolio Management...............................................................       30
         Inquiries..........................................................................       32
         Financial Highlights...............................................................       32


Additional information about each fund's investments is available in the Statement of Additional Information (SAI), and the annual and semiannual reports to shareholders. In particular, the annual reports will discuss the relevant market conditions and investment strategies used by the portfolio manager(s) that materially affected performance during the prior fiscal year. You may get a copy of the most recent of these reports at no cost by calling 1-800-798-5500.

Please note that an investment in any of these funds is not a deposit in a credit union or other financial institution and is neither insured nor endorsed in any way by any credit union, other financial institution, or government agency. Such an investment involves certain risks, including loss of principal, and is not guaranteed to result in positive investment gains. The investment objectives of the funds are "fundamental" meaning they cannot be changed without shareholder approval. These funds may not achieve their objectives.

                                MONEY MARKET FUND

INVESTMENT OBJECTIVE

What is this fund's goal?

The MONEY MARKET FUND seeks high current income from money market instruments consistent with the preservation of capital and liquidity. The fund intends to maintain a stable value of $1.00 per share.
--------------------------------------------------------------------------------

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-        require stability of principal

- are seeking a mutual fund for the cash portion of an asset allocation program

-        need to "park" your money temporarily or

-        consider yourself a saver rather than an investor.

You may want to invest fewer of your assets in this fund if you:

-        want federal deposit insurance

-        are seeking an investment that is likely to outpace inflation

- are investing for retirement or other goals that are many years in the future or

-        are investing for growth or maximum current income.
--------------------------------------------------------------------------------

PRINCIPAL RISKS

What are the main risks of investing in this fund?

As with any money market fund, the yield paid by the fund will vary with changes in interest rates. Generally, if interest rates rise, the market value of income bearing securities will decline. There is a possibility that the fund's share value could fall below $1.00, which could reduce the value of your account. An investment in the MONEY MARKET FUND is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the MONEY MARKET FUND attempts to maintain a stable price of $1.00 per share, there is no assurance that it will be able to do so and it is possible to lose money by investing in the fund.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The Money Market Fund invests exclusively in U.S. dollar-denominated money market securities maturing (or resetting their interest rates to market levels) in thirteen months or less from the date of purchase. It includes securities issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations such as the World Bank. At least 95% of the fund's assets must be rated in the highest short-term category (or its unrated equivalent), and 100% of the fund's assets must be invested in securities rated in the two highest rating categories. A more detailed description of the types of permissible issuers and rating categories is contained in the SAI. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The fund may also invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of the fund's assets may be invested in these securities unless they are backed by a U.S. parent financial institution.

                         MONEY MARKET FUND PERFORMANCE

HOW HAS THE MONEY MARKET FUND PERFORMED?

The following chart provides an indication of the risks of investing in the Money Market Fund by showing the changes in the portfolio performance of the fund from year to year over a 10-year period. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  TOTAL RETURNS
                             (FOR YEARS ENDED 12/31)

[BAR CHART]

93                       2.86%
94                       3.34%
95                       5.21%
96                       4.72%
97                       5.01%
98                       5.00%
99                       4.69%
00                       5.86%
01                       3.79%
02                       1.50%


Best Calendar Quarter:                 3Q'00        1.56%
Worst Calendar Quarter:                4Q'02        0.35%


PLEASE REMEMBER THAT PAST PERFORMANCE IS NO GUARANTEE OF THE RESULTS THE MONEY MARKET FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST.

HOW DOES THE PERFORMANCE OF THE MONEY MARKET FUND COMPARE TO GENERAL MONEY MARKET RETURNS?

The following table compares the performance of the Money Market Fund with the performance of the 90-day U.S. Treasury Bill, which is one measure of the performance of the relevant market. Returns shown for the Money Market Fund are after the deduction of fund management and operating expenses. The Treasury Bill returns bear no such expenses.


             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)



                                  One Year      Five Year          Ten Year
                                  --------      ---------          --------
Money Market Fund                   1.50%         4.24%              4.25%
90-day U.S. Treasury Bill           1.70%         4.30%              4.50%

                                    BOND FUND

INVESTMENT OBJECTIVE

What is this fund's goal?


The BOND FUND seeks to generate a high level of current income, consistent with the prudent limitation of investment risk.

--------------------------------------------------------------------------------

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-        seek an investment based on a regular stream of income

- seek higher potential returns than money market funds and are willing to accept moderate risk of volatility

-        want to diversify your investments

- seek a mutual fund for the income portion of an asset allocation program or

-        are retired or nearing retirement.

You may want to invest fewer of your assets in this fund if you:

-        invest for maximum return over a long time horizon or

-        need absolute stability of your principal.
--------------------------------------------------------------------------------

PRINCIPAL RISKS

What are the main risks of investing in this fund?

As with most income funds, the Bond Fund is subject to INTEREST RATE RISK, the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions. Loss of money is a risk of investing in this fund.

In addition, the fund is subject to CREDIT RISK, the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. The ability of the fund to realize interest under repurchase agreements and pursuant to loans of the fund's securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the fund. There is also PREPAYMENT/EXTENSION risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, reducing the return in either case.


To the extent that the fund invests in NON-INVESTMENT GRADE SECURITIES (i.e., "junk" bonds), the fund is also subject to above-average credit, market and other risks. Issuers of NON-INVESTMENT GRADE SECURITIES are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. Junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.


PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?


To keep current income relatively stable and to limit share price volatility, the Bond Fund emphasizes investment grade securities and maintains an intermediate (typically 3-6 year) average portfolio duration. Under normal circumstances, the fund invests at least 80% of its assets in:



         - CORPORATE DEBT SECURITIES: securities issued by domestic and foreign corporations; and



         - U.S. GOVERNMENT DEBT SECURITIES: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.



To the extent permitted by law and available in the market, the fund will also invest in: 1) asset-backed and mortgage-backed securities, including those representing mortgage, commercial or consumer loans originated by credit unions; and 2) foreign government debt securities (securities issued or guaranteed by a foreign government or its agencies or instrumentalities).

                              BOND FUND PERFORMANCE

HOW HAS THE BOND FUND PERFORMED?

The following chart provides an indication of the risks of investing in the Bond Fund by showing the changes in the portfolio performance of the fund from year to year over a 10-year period. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  TOTAL RETURNS
                             (FOR YEARS ENDED 12/31)

[BAR CHART]

93                       8.87%
94                      -3.06%
95                      16.37%
96                       2.86%
97                       7.45%
98                       6.18%
99                       0.73%
00                       8.11%
01                       8.32%
02                       8.55%

Best Calendar Quarter:                 2Q'95        5.29%
Worst Calendar Quarter:                1Q'94       -2.51%

PLEASE REMEMBER THAT PAST PERFORMANCE IS NO GUARANTEE OF THE RESULTS THE BOND FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST.

HOW DOES THE PERFORMANCE OF THE BOND FUND COMPARE TO THE BOND MARKET?

The following table compares the performance of the Bond Fund with the performance of the Lehman Brothers Intermediate Government/Credit Bond Index which is one measure of the performance of the relevant market. Returns shown for the Bond Fund are after the deduction of fund management and operating expenses. The Lehman Index returns bear no such expenses.


             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)



                                                  One Year      Five Year       Ten Year
                                                  --------      ---------       --------
Bond Fund                                           8.55%         6.34%           6.33%
Lehman Brothers Intermediate
 Government/Credit Bond Index                       9.84%         7.48%           7.07%

                                HIGH INCOME FUND

INVESTMENT OBJECTIVE

What is this fund's goal?


The HIGH INCOME FUND seeks high current income. The fund also seeks capital appreciation, but only when consistent with its primary goal.

--------------------------------------------------------------------------------

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in fund if you:

- are seeking higher potential returns than most bond funds and are willing to accept significant risk of volatility

-        want to diversify your investments or

-        are retired or nearing retirement.

You may want to invest fewer of your assets in this fund if you:

-        desire relative stability of your principal or

-        are investing for maximum return over a long time horizon.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

What are the main risks of investing in this fund?

This fund is subject to above-average INTEREST RATE and CREDIT RISKS, which are risks that the value of your investment will fluctuate in response to in interest rates or an issuer will not honor a obligation. Investors should expect greater fluctuations in share this price, yield and total return compared to bond funds holding bonds and other income bearing securities with higher credit ratings and/or shorter maturities. These fluctuations, whether positive or negative, may be sharp and unanticipated. Loss of money is a significant risk of investing in this fund.

Issuers of NON-INVESTMENT GRADE SECURITIES (i.e., "junk" bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. "Junk" bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

The fund may carry additional risks relating to FOREIGN SECURITIES. The principal risks of foreign securities are described later in this prospectus and in the SAI.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as "junk" bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the fund invests at least 80% of its assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities. Types of bonds and other securities include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations. The fund may invest in mortgage-backed securities.

Up to 25% of its assets may be invested in the securities of issuers in any one industry. The fund may also invest up to 25% of its assets in high-yielding foreign securities, including emerging market securities.

                          HIGH INCOME FUND PERFORMANCE

HOW HAS THE HIGH INCOME FUND PERFORMED?

The following chart provides an illustration of the performance of the High Income Fund. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  TOTAL RETURNS
                             (FOR YEARS ENDED 12/31)

[BAR CHART]

01                       3.45%
02                       3.06%

Best Calendar Quarter:                 4Q'01        5.99%
Worst Calendar Quarter:                3Q'01       -4.31%

PLEASE REMEMBER THAT PAST PERFORMANCE IS NO GUARANTEE OF THE RESULTS THE HIGH INCOME FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST.

HOW DOES THE PERFORMANCE OF THE HIGH INCOME FUND COMPARE TO THE HIGH YIELD
MARKET?


The following table compares the performance of the High Income Fund with the performance of the Lehman Brothers High Yield Bond Index, which is one measure of the performance of the relevant market. Returns shown for the High Income Fund are after the deduction of fund management and operating expenses. The Lehman Brothers High Bond Yield Index returns bear no such expenses.



             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)



                                             One Year      Since Inception*
                                             --------      ---------------
High Income Fund                               3.06%             2.98%
Lehman Brothers High Yield Bond Index         -1.41%             0.74%



*Fund commenced operations on October 31, 2000.

                                  BALANCED FUND

INVESTMENT OBJECTIVE

What is this fund's goal?

The BALANCED FUND seeks a high total return through the combination of income and capital appreciation.
--------------------------------------------------------------------------------

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-        are looking for a more conservative option to growth-oriented fund

-        want a well-diversified and relatively stable investment allocation

-        need a core investment

- seek a reasonable total return over the long term irrespective of its form (i.e., capital gains or ordinary income) or

-        are retired or nearing retirement.

You may want to invest fewer of your assets in this fund if you:

-        are investing for maximum return over a long time horizon

- want your return to be either ordinary income or capital gains, but not both or

-        require a high degree of stability of your principal.
--------------------------------------------------------------------------------

PRINCIPAL RISKS

What are the main risks of investing in this fund?

The risks of this fund include the risks described for the Bond, Money Market, Growth and Income Stock and Capital Appreciation Stock Funds because it invests in the same types of securities, but the effects of these risks are somewhat muted due to the greater diversification of this fund. As with any fund that invests in stocks and bonds, the fund is subject to MARKET and INTEREST RATE RISKS, the risks that the value of your investment a will fluctuate in response to stock and bond market movements and changes in interest rates.

Generally, if interest rates rise, the market value of income bearing securities (including bonds) will decline. There is also the risk that the issuer will not pay its debts. If payments on an income bearing security are not paid when due, it may cause the net asset value of the fund to go down.

Because different stocks and bonds move in and out of favor depending on market conditions, investor sentiment and a myriad of other issues, the fund may sometimes outperform funds with a different investment objective and sometimes underperform them. Loss of money is a risk of investing in this fund.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?


The Balanced Fund invests in a broadly diversified array of securities including common stocks, bonds and money market instruments. The fund employs regular rebalancing to maintain a relatively static asset allocation. Stock, bond and cash components will vary, however, reflecting the relative availability of attractively priced stocks and bonds. Generally, however, common stocks will constitute 40% to 60% of the fund's assets, bonds will constitute 40% to 60% of the fund's assets and money market instruments may constitute up to 20% of the fund's assets. The Balanced Fund will invest primarily in the same types of equity securities in which the Capital Appreciation Stock and Growth and Income Stock Funds invest, the same types of bonds in which the Bond Fund invests, and the same types of money market instruments in which the Money Market Fund invests.


The fund may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its perceived value or other stocks appear more attractively priced relative to their values.

                            BALANCED FUND PERFORMANCE

HOW HAS THE BALANCED FUND PERFORMED?

The following chart provides an indication of the risks of investing in the Balanced Fund by showing the changes in the portfolio performance of the fund from year to year over a 10-year period. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  TOTAL RETURNS
                             (FOR YEARS ENDED 12/31)

[BAR CHART]

93                      10.47%
94                      -0.46%
95                      22.27%
96                      10.79%
97                      16.87%
98                      13.40%
99                      14.49%
00                       3.86%
01                      -3.07%
02                     -11.13%


Best Calendar Quarter:                 4Q'98       11.44%
Worst Calendar Quarter:                3Q'02       -8.46%


PLEASE REMEMBER THAT PAST PERFORMANCE IS NO GUARANTEE OF THE RESULTS THE BALANCED FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST.

HOW DOES THE PERFORMANCE OF THE BALANCED FUND COMPARE TO THE BALANCED MARKET?


The following table compares the performance of the Balanced Fund with the performance of the Blended Synthetic Index* and each of the components of the Blended Synthetic Index, which is one measure of the performance of the relevant market. Returns shown for the Balanced Fund are after the deduction of fund management and operating expenses. The Blended Synthetic Index returns bear no such expenses.



             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)



                                                        One Year      Five Year        Ten Year
                                                        --------      ---------        --------
Balanced Fund                                            -11.13%         3.04%           7.29%
Blended Synthetic Index*                                  -6.32%         3.81%           8.03%
S&P 500 Index                                            -22.10%        -0.59%           9.34%
Lehman Brothers Intermediate Government/
 Credit Bond Index                                         9.84%         7.48%           7.07%
90-day U.S. Treasury Bills                                 1.70%         4.30%           4.50%



*The Blended Synthetic Index is a composition of the S&P 500 (capitalization weighted) Index (45%), the Lehman Brothers Intermediate Government/Credit Bond Index (40%), and 90-day U.S. Treasury Bills (15%).

                          GROWTH AND INCOME STOCK FUND

INVESTMENT OBJECTIVE

What is this fund's goal?

The GROWTH AND INCOME STOCK FUND seeks long-term capital growth, with income as a secondary consideration.
--------------------------------------------------------------------------------

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-        are looking for a stock fund that has both growth and income components

-        are looking for a more conservative option to a growth-oriented fund

-        need a core investment

- seek above-average long-term total return through a combination of capital gains and ordinary income or

-        are retired or nearing retirement.

You may want to invest fewer of your assets in this fund if you:

-        are investing for maximum return over a long time horizon

- desire your return to be either ordinary income or capital gains, but not both or

-        require a high degree of stability of your principal.
--------------------------------------------------------------------------------

PRINCIPAL RISKS

What are the main risks of investing in this fund?

Any fund that invests in stocks and seeks income is subject to MARKET and INTEREST RATE RISKS, meaning the value of your investment will fluctuate when the stock market and interest rates move. Loss of money is a risk of investing in this fund.


In addition, a "value" approach to investing includes the risks that: 1) the securities markets will not recognize the value of a security for an unexpectedly long period of time; and 2) a stock that is believed to be undervalued actually is appropriately priced or over-priced due to unanticipated problems associated with the issuer or industry.


The fund may carry additional risks relating to FOREIGN SECURITIES. The principal risks of foreign securities are described later in this prospectus and in the SAI.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The Growth and Income Fund will focus on stocks of larger companies with established financial and market strengths and a long-term record of financial performance. Under normal market conditions, the fund will maintain at least 80% of its assets in these stocks. Primarily through ownership of a diversified portfolio of common stocks and securities convertible into common stocks, the fund will seek a rate of return in excess of returns typically available from less variable investment alternatives. The fund generally follows what is known as a "value" approach, which generally means that the managers seek to invest in stocks at prices below their estimated value based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their values are not realized by the market.


The fund will typically invest in securities representing every sector of the S&P 500 Index in about (+/-50%) the same weightings as such sector has in the S&P 500 Index. For example, if technology companies represent 10% of the S&P 500 Index, the fund will typically have between 5% and 15% of its assets invested in securities issued by technology companies.


The fund may also invest in warrants, preferred stocks and debt securities (including non-investment grade debt securities). The fund may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its value or other stocks appear more attractively priced relative to their values.

                    GROWTH AND INCOME STOCK FUND PERFORMANCE

HOW HAS THE GROWTH AND INCOME STOCK FUND PERFORMED?

The following chart provides an indication of the risks of investing in the Growth and Income Stock Fund by showing the changes in the portfolio performance of the fund from year to year over a 10-year period. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  TOTAL RETURNS
                             (FOR YEARS ENDED 12/31)

[BAR CHART]

93                      13.77%
94                       1.42%
95                      31.75%
96                      22.02%
97                      31.42%
98                      17.92%
99                      17.95%
00                       0.82%
01                     -10.71%
02                     -21.55%


Best Calendar Quarter:                 4Q'98       17.82%
Worst Calendar Quarter:                3Q'02      -19.76%


PLEASE REMEMBER THAT PAST PERFORMANCE IS NO GUARANTEE OF THE RESULTS THE GROWTH AND INCOME STOCK FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST.

HOW DOES THE PERFORMANCE OF THE GROWTH AND INCOME STOCK FUND COMPARE TO THE GROWTH AND INCOME MARKET?


The following table compares the performance of the Growth & Income Stock Fund with the performance of the S&P 500 Index, which is one measure of the performance of the relevant market. Returns shown for the Growth and Income Stock Fund are after the deduction of fund management and operating expenses. The S&P 500 Index returns bear no such expenses.



             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)



                                   One Year        Five Year       Ten Year
                                   --------        ---------       --------
Growth & Income Fund                -21.55%          -0.35%          9.13%
S&P 500 Index                       -22.10%          -0.59%          9.34%

                         CAPITAL APPRECIATION STOCK FUND

INVESTMENT OBJECTIVE

What is this fund's goal?

The CAPITAL APPRECIATION STOCK FUND seeks long-term capital appreciation.
--------------------------------------------------------------------------------
INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-        have a longer investment time horizon

- are willing to accept higher on-going short-term risk for the potential of higher long-term returns

-        want to diversify your investments

- are seeking a fund for the growth portion of an asset allocation program or

- are investing for retirement or other goals that are many years in the future.

You may want to invest fewer of your assets in this fund if you:

-        are investing with a shorter investment time horizon in mind

-        are seeking an investment based on income rather than capital gains or

-        are uncomfortable with an investment whose value may vary
         substantially.
--------------------------------------------------------------------------------

PRINCIPAL RISKS

What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to MARKET RISK, the risk that the value of a security may move up and down due to factors not directly related to the issuer. Loss of money is a significant risk of investing in this fund. Due to its focus on stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than the Growth and Income Stock Fund.


In addition, a "value" approach to investing includes the risks that: 1) the securities markets will not recognize the value of a security for an unexpectedly long period of time; and 2) a stock that is believed to be undervalued actually is appropriately priced or over-priced due to unanticipated problems associated with the issuer or industry.


To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the fund invests in FOREIGN SECURITIES, it will be subject to the risks related to such securities, including adverse changes in currency exchange rates and unstable political situations in certain foreign countries.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The Capital Appreciation Stock Fund invests primarily in common stocks of companies of various sizes, and will, under normal market conditions, maintain at least 80% of its assets in such securities. The fund seeks stocks that have low market prices relative to their values based on analysis by the fund's investment adviser of the issuing companies and their prospects. This is referred to as a "value" approach which is further described on the Growth and Income Stock Fund page. Relative to the Growth and Income Stock Fund, the Capital Appreciation Stock Fund will include some smaller, less developed companies and some companies undergoing more significant changes in their operations or experiencing significant changes in their markets. The fund will diversify its holdings among various industries and among companies within those industries, but will often be less diversified than the Growth and Income Stock Fund. The combination of these factors introduces greater investment risk than the Growth and Income Stock Fund, but can also provide higher long-term returns than are typically available from less risky investments.


The fund will typically invest in securities representing every sector of the S&P 1500 in about (+/-100%) the same weightings as such sector has in the S&P SuperComposite 1500. For example, if technology companies represent 10% of the S&P SuperComposite 1500, the fund will typically have between 0% and 20% of its assets invested in securities issued by technology companies.


The fund may also invest in warrants, preferred stocks and convertible debt securities, and may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its value, or other stocks appear more attractively priced relative to their values.

                   CAPITAL APPRECIATION STOCK FUND PERFORMANCE

HOW HAS THE CAPITAL APPRECIATION STOCK FUND PERFORMED?

The following chart provides an indication of the risks of investing in the Capital Appreciation Stock Fund by showing the changes in the portfolio performance of the fund from year to year since inception. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  TOTAL RETURNS
                             (FOR YEARS ENDED 12/31)

[BAR CHART]

94                       5.44%
95                      30.75%
96                      21.44%
97                      31.57%
98                      20.90%
99                      25.19%
00                       4.28%
01                      -9.11%
02                     -31.41%


Best Calendar Quarter:                 4Q'98       20.84%
Worst Calendar Quarter:                2Q'02      -20.73%


PLEASE REMEMBER THAT PAST PERFORMANCE IS NO GUARANTEE OF THE RESULTS THE CAPITAL APPRECIATION STOCK FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST.

HOW DOES THE PERFORMANCE OF THE CAPITAL APPRECIATION STOCK FUND COMPARE TO THE CAPITAL APPRECIATION MARKET?


The following table compares the performance of the Capital Appreciation Stock Fund with the performance of the S&P SuperComposite 1500 Index, which are measures of the performance of the relevant market. Returns shown for the Capital Appreciation Stock Fund are after the deduction of fund management and operating expenses. The S&P SuperComposite 1500 Index returns bear no such expenses.



             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)



                                         One Year         Five Year         Since Inception*
                                         --------         ---------         ---------------
Capital Appreciation Stock Fund           -31.41%           -0.32%              8.97%
S&P SuperComposite 1500 Index             -21.31%           -0.12%              7.84%


*Fund commenced operations on January 3, 1994.

                               MID-CAP STOCK FUND

INVESTMENT OBJECTIVE

What is this fund's goal?


The MID-CAP STOCK FUND seeks long-term capital appreciation.


--------------------------------------------------------------------------------

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

-        have a longer investment time horizon

- are willing to accept higher on-going short-term risk for the potential of higher long-term returns

-        want to diversify your investments

-        are seeking a fund for the growth portion of allocation program

- are seeking exposure to smaller companies as part of an asset allocation program or

- are investing for retirement or other goals that are many years in the future.

--------------------------------------------------------------------------------

PRINCIPAL RISKS

What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to MARKET RISK, the risk that the value of your investment will fluctuate in response to stock market movements. Loss of money is a significant risk of investing in this fund.

Due to its focus on smaller companies' stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than the Growth and Income Stock Fund. Securities issued by smaller companies may be less liquid than securities issued by larger, more established companies. In addition, a "value" approach to investing includes the risks that: 1. the securities markets will not recognize the value of a security for an unexpectedly long period of time; and 2. a stock that is believed to be undervalued actually is appropriately priced or over-priced due to unanticipated problems associated with the issuer or industry.

To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the fund invests in FOREIGN SECURITIES, it will be subject to the risks related to such securities, including adverse changes in currency exchange rates and unstable political an asset situations in certain foreign countries.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The Mid-Cap Stock Fund invests primarily in common stocks of midsize and smaller companies (market capitalization of less than $10 billion at the time of purchase), and will under normal market conditions, maintain at least 80% of its assets in such securities. However, the fund will not automatically sell a stock just because the company's market capitalization has grown beyond the $10 billion upper limit and such position may be increased through additional purchases.

Who should consider investing in this fund?

You may want to invest fewer of your assets in this fund if you:

-        are investing with a shorter investment time horizon in mind

-        are seeking an investment based on income rather than capital gain or

-        are uncomfortable with an investment whose value may vary
         substantially.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES (Continued)

How does this fund pursue its objective?


The fund seeks stocks in this midsize to smaller range that have a low market price relative to their value as estimated based on fundamental analysis of the issuing company and its prospects. This is sometimes referred to as a "value" approach. Relative to both the Growth and Income Stock and Capital Appreciation Stock Funds, the Mid-Cap Stock Fund includes smaller, less developed issuers. These midsize and smaller companies often have difficulty competing with larger companies, but the successful ones tend to grow faster than larger companies. They often use profits to expand rather than to pay dividends.


The fund diversifies its holdings among various industries and among companies within those industries but is often less diversified than the Growth and Income Stock Fund. The combination of these factors introduces greater investment risk than the Growth and Income Stock Fund, but can also provide higher long-term returns than are typically available from less risky investments.


The fund typically invests in securities representing every sector of the S&P MidCap 400 Index in about (+/-100%) the same weightings as such sector has in the S&P MidCap 400 Index. For example, if technology companies represent 10% of the S&P MidCap 400 Index, the fund will typically have between 0% and 20% of its assets invested in securities issued by technology companies.


The fund may also invest in warrants, preferred stocks, convertible debt securities, and real estate investment trusts, and may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its value or other stocks appear more attractively priced relative to their values.


MID-CAP STOCK FUND performance appears on the next page.

                         MID-CAP STOCK FUND PERFORMANCE

HOW HAS THE MID-CAP STOCK FUND PERFORMED?

The following chart provides an illustration of the performance of the Mid-Cap Stock Fund. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  TOTAL RETURNS
                             (FOR YEARS ENDED 12/31)

[BAR CHART]

00                      23.85%
01                      11.16%
02                     -17.41%


Best Calendar Quarter:                 4Q'01       20.98%
Worst Calendar Quarter:                3Q'02      -20.69%


PLEASE REMEMBER THAT PAST PERFORMANCE IS NO GUARANTEE OF THE RESULTS THE MID-CAP STOCK FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST.

HOW DOES THE PERFORMANCE OF THE MID-CAP STOCK FUND COMPARE TO GENERAL MID-CAP MARKET RETURNS?


The following table compares the performance of the Mid-Cap Stock Fund with the performance of the S&P MidCap 400 Index, which is one measure of the performance of the relevant market. Returns shown for the Mid-Cap Stock Fund are after the deduction of fund management and operating expenses. The S&P MidCap 400 Index return bears no such expenses.



             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)



                                 One Year          Three-Year      Since Inception*
                                 --------          ----------      ---------------
Mid-Cap Stock Fund                -17.41%             4.37%             7.24%
S&P MidCap 400 Index              -14.51%            -0.05%             3.49%


*Fund commenced operations on May 1, 1999.

                           MULTI-CAP GROWTH STOCK FUND

INVESTMENT OBJECTIVE

What is this fund's goal?

The MULTI-CAP GROWTH STOCK FUND (formerly the Emerging Growth Fund) seeks long-term capital appreciation.
--------------------------------------------------------------------------------

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:


-        have a longer investment time horizon


- are willing to accept significantly greater risk for the potential of higher long-term returns

-        want to diversify your investments

- are seeking a fund for the growth portion of an asset allocation program


                                      or


-        are investing for retirement or other goals that are many years in the future.
--------------------------------------------------------------------------------

PRINCIPAL RISKS

What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to MARKET RISK, the risk that the value of your investment will fluctuate in response to stock market movements. Loss of money is a significant risk of investing in this fund. Due to its focus on stocks of growth companies, including those of medium and smaller capitalization companies, it will typically experience greater volatility over time than the Capital Appreciation Fund. Securities of medium and smaller capitalization companies may experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Securities of smaller capitalization companies, in particular, are often thinly traded and holders may have to sell such securities at a discount from current market prices or in small lots over an extended period of time. In addition, such securities are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. The fund could lose money if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of smaller capitalization companies are often greater than those of more widely traded securities and securities of smaller capitalization companies are often difficult to value.

Some growth-oriented companies may not have established financial histories; often have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

To the extent that the fund invests in other higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the fund invests in foreign securities, it will be subject to the risks related to such securities, including adverse changes in currency exchange rates and unstable political situations in certain foreign countries.

--------------------------------------------------------------------------------

Who should consider investing in this fund?

You may want to invest fewer of your assets in this fund if you:

-        are investing with a shorter investment time horizon in mind

-        are seeking an investment based on income rather than capital gain


                                 or


-        are uncomfortable with an investment whose value may vary
         substantially.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES (Continued)

How does this fund pursue its objective?


The Multi-Cap Growth Stock Fund invests generally in common stocks, securities convertible into common stocks and related equity securities. Under normal market conditions, the fund will maintain at least 80% of its assets in these securities. The fund is managed by a team of portfolio managers of the subadviser, each with expertise in a specific range of the market capitalization spectrum. Each of the portfolio managers has a distinct sub-portfolio that is focused on the manager's area of market capitalization expertise. Typically, between 60% and 90% of the fund will be invested in large capitalization companies (generally over $10 billion of market capitalization). The sub-adviser may invest up to 25% of the fund in mid capitalization companies (generally between $2 billion and $10 billion of market capitalization) and up to 20% in smaller capitalization companies (generally under $2 billion of market capitalization). The fund seek securities of growth companies across a broad range of market capitalization, which are companies that may be:


- major enterprises that have demonstrated and are expected to sustain above-average growth or whose rates of earnings growth are anticipated to accelerate because of factors such as expectations relative to management, new or unique products, superior market position, changes in demand for the company's products, or changes in the economy or segments of the economy affecting the company; or

- early in their life cycle, but have the potential to become much larger enterprises.


Although the fund invests primarily in large companies, the fund seeks growth companies of any size if they have products, proprietary technologies, management, or market opportunities that are likely to support earnings growth over extended time periods in excess of the growth rate of the economy and/or the rate of inflation. Stocks are generally sold when the upside return potential is equal to the downside risk potential.


The fund may also invest in warrants, preferred stocks and debt securities (including non-investment grade debt securities). The fund may invest up to 25% of its assets in foreign securities, including emerging market securities.

                    MULTI-CAP GROWTH STOCK FUND PERFORMANCE


HOW HAS THE MULTI-CAP GROWTH STOCK FUND PERFORMED?


The following chart provides an illustration of the performance of the Multi-Cap Growth Stock Fund. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  TOTAL RETURNS
                             (FOR YEARS ENDED 12/31)

[BAR CHART]

01                     -30.89%
02                     -25.21%

Best Calendar Quarter:                 4Q'01       20.99%
Worst Calendar Quarter:                1Q'01      -27.05%


PLEASE REMEMBER THAT PAST PERFORMANCE IS NO GUARANTEE OF THE RESULTS MULTI-CAP GROWTH STOCK FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST. THE ABOVE RESULTS INCLUDE OR PARTIALLY REFLECT THE PERFORMANCE OF THE PREVIOUS SUBADVISER, WHICH WAS REPLACED BY WELLINGTON MANAGEMENT COMPANY, LLP, EFFECTIVE MAY 1, 2002.


HOW DOES THE PERFORMANCE OF THE MULTI-CAP GROWTH STOCK FUND COMPARE TO THE RELEVANT BENCHMARK?

The following table compares the performance of the Multi-Cap Growth Stock Fund with the performance of the Russell 3000 Growth Index, which is one measure of the performance of the relevant market. Returns shown for the Multi-Cap Growth Stock Fund are after the deduction of fund management and operating expenses. The Russell 3000 Growth Index returns bear no such expenses.


             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)



                                                 One Year                  Since Inception*
                                                 --------                  ----------------
Multi-Cap Growth Stock Fund                       -25.21%                       -29.55%
Russell 3000 Growth Index                         -28.04%                       -28.76%


*Fund commenced operations on October 31, 2000.

                             GLOBAL SECURITIES FUND



INVESTMENT OBJECTIVE



What is this fund's goal?



The GLOBAL SECURITIES FUND seeks capital appreciation.

--------------------------------------------------------------------------------


INVESTOR PROFILE



Who should consider investing in fund? this fund?



You may want to invest more of your assets in this fund if you:



-        are seeking to diversify your domestic investments



- are seeking access to markets that can be less accessible to individual investors in the U.S.



-        are willing to accept high risk in pursuit of higher long-term growth



- are seeking funds for the growth portion of an asset allocation program or



-        are investing for goals that are many years in the future



You may want to invest fewer of your assets in this fund if you:



-        are investing with a shorter investment time horizon in mind



-        are uncomfortable with an investment whose value may vary substantially



-        are seeking investments based on income rather than capital gains or



- want to limit your exposure to foreign markets or currencies or income from foreign sources.

--------------------------------------------------------------------------------


PRINCIPAL RISKS



What are the main risks of investing in this



As with any fund investing in stocks, the value of your investment will fluctuate in response to stock market movements as described under principal risks in the earlier fund pages. Loss of money is a significant risk of investing in this fund. There is also a risk that poor security selection by the advisor will cause the fund to underperform other funds having a similar objective.



Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. These risks may make the fund more volatile than a comparable domestic stock fund. For example, foreign securities are typically subject to:



-        Fluctuations in currency exchange rates.



-        Higher trading and custody charges compared to securities of U.S.
         companies.



- Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.



- Less stringent securities regulation. Securities regulations in many foreign countries are often more lax than those of the U.S.



-        Potential political instability.



- Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to external influences.



The risks of international investing are higher in EMERGING MARKETS such as those of Latin America, Africa, Asia and Eastern Europe. Additionally, investing in SMALLER COMPANIES involves a higher level of risk compared to larger, more established companies. Some small capitalization companies often do not have the financial strength needed to do well in difficult economic times. Also, they often sell limited numbers of products, which can make it harder for them to compete with larger companies. As a result, their stock prices may fluctuate more over the short-term, but may also have more potential to grow. To the extent that the fund invests in SMALLER CAPITALIZATION COMPANIES or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance.



To the extent the fund invests in U.S. common stocks, it is subject to the risks described in fund pages for the Growth and Income, Capital Appreciation and Multi-Cap Growth Stock Funds.

PRINCIPAL INVESTMENT STRATEGIES

How does this fund pursue its objective?

The fund invests mainly in foreign equity securities and equity securities of companies in the U.S. The fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The fund normally will invest in at least three countries (one of which may be the United States). The fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-cap and large-cap companies.

In selecting securities for the fund, the adviser looks primarily for foreign and U.S. companies with high growth potential. The adviser uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

The adviser considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing.

GLOBAL SECURITIES FUND performance appears on next page.

                       GLOBAL SECURITIES FUND PERFORMANCE

HOW HAS THE GLOBAL SECURITIES FUND PERFORMED?

The following chart provides an illustration of the performance of the Global Securities Fund. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  TOTAL RETURNS
                             (FOR YEARS ENDED 12/31)

[BAR CHART]

01                     -10.32%
02                     -21.77%


Best Calendar Quarter:                 4Q'01       15.95%
Worst Calendar Quarter:                3Q'02      -17.90%


PLEASE REMEMBER THAT PAST PERFORMANCE IS NO GUARANTEE OF THE RESULTS GLOBAL SECURITIES FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST.

HOW DOES THE PERFORMANCE OF THE GLOBAL SECURITIES FUND COMPARE TO THE GLOBAL MARKET?

The following table compares the performance of the Global Securities Fund with the performance of the MSCI World Index, which is one measure of the performance of the relevant market. Returns shown for the Global Securities Fund are after the deduction of fund management and operating expenses. The MSCI World Index returns bear no such expenses.


             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)



                                One Year             Since Inception*
                                --------             ---------------
Global Securities Fund          -21.77%                  -15.11%
MSCI World Index                -19.54%                  -16.78%


*Fund commenced operations on October 31, 2000.

                            INTERNATIONAL STOCK FUND



INVESTMENT OBJECTIVE



What is this fund's goal?



The INTERNATIONAL STOCK FUND seeks long-term capital appreciation.

--------------------------------------------------------------------------------


INVESTOR PROFILE



Who should consider investing in this fund?



You may want to invest more of your assets in this fund if you:



-        are seeking to diversify your domestic investments



- are seeking access to investments in securities markets that can be less accessible to individual investors in the U.S.



-        are willing to accept high risk in pursuit of higher long-term growth



- are seeking funds for the growth portion of an asset allocation program or



-        are investing for goals that are many years in the future



You may want to invest fewer of your assets in this fund if you:



-        are investing with a shorter investment time horizon in mind



-        are uncomfortable with an investment whose value may vary substantially



-        are seeking an investment based on income rather than capital gains or



- want to limit your exposure to foreign markets or currencies or income from foreign sources.

--------------------------------------------------------------------------------


PRINCIPAL RISKS



What are the main risks of investing in this fund?



As with any fund investing in stocks, the value of your investment will fluctuate in response to stock market movements as described under principal risks in the earlier fund pages. Loss of money is a significant risk of investing in this fund. There is also a risk that poor security selection by the adviser will cause the fund to underperform other funds having a similar objective.



Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. These risks may make the fund more volatile than a comparable domestic stock fund. For example, foreign securities are typically subject to:



-        Fluctuations in currency exchange rates.



-        Higher trading and custody charges compared to securities of U.S.
         companies.



- Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.



- Less stringent securities regulation. Securities regulations in many foreign countries are often more lax than those of the U.S.



-        Potential political instability.



- Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to external influences.



The risks of international investing are higher in EMERGING MARKETS such as those of Latin America, Africa, Asia and Eastern Europe. Additionally, investing in SMALLER COMPANIES involves a higher level of risk compared to larger, more established companies. Some small capitalization companies often do not have the financial strength needed to do well in difficult economic times. Also, they often sell limited numbers of products, which can make it harder for them to compete with larger companies. As a result, their stock prices may fluctuate more over the short-term, but may also have more potential to grow. To the extent that the fund invests in SMALLER CAPITALIZATION COMPANIES or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance.



PRINCIPAL INVESTMENT STRATEGIES



How does this fund pursue its objective?



Under normal market conditions, the International Stock Fund invests at least 80% of its assets in foreign equity securities. Foreign equity securities are securities that are issued by companies organized or whose principal operations are outside the U.S., are issued by a foreign government, are principally traded outside of the U.S., or are quoted or denominated in a foreign currency.

PRINCIPAL INVESTMENT STRATEGIES (Continued)



How does this fund pursue its objective?



Equity securities include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American depository receipts ("ADRs"- receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers), European depository receipts ("EDRs") and Global depository receipts ("GDRs"). EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets. The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts. The fund always holds securities of issuers located in at least three countries other than the U.S.



Approximately two-thirds of the fund's assets are invested in relatively large capitalization stocks of issuers located or operating in developed countries. Such securities are issued by companies located in countries included in the Morgan Stanley Capital International, Europe, Australia, and Far East ("MSCI EAFE") Index.



Currently, the fund's remaining assets are invested in small capitalization stocks and stocks principally traded in emerging markets or of issuers located in or having substantial business operations in emerging economies. The emerging economies in which the fund invests are located primarily in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. In selecting both small capitalization stocks and emerging market stocks, the subadviser seeks securities that are undervalued in the markets in which the securities principally trade based on its analysis of the issuer's future prospects. Such an analysis includes both quantitative (screening for specific financial characteristics) and qualitative (evaluation of the management capabilities and business prospects of the issuer) elements.

                      INTERNATIONAL STOCK FUND PERFORMANCE



HOW HAS THE INTERNATIONAL STOCK FUND PERFORMED?



The following chart provides an illustration of the performance of the International Stock Fund. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.



                                  TOTAL RETURNS
                             (FOR YEARS ENDED 12/31)


[BAR CHART]

01                     -18.46%
02                      -7.98%


Best Calendar Quarter:                 4Q'01        8.23%
Worst Calendar Quarter:                3Q'02      -17.19%



PLEASE REMEMBER THAT PAST PERFORMANCE IS NO GUARANTEE OF THE RESULTS INTERNATIONAL STOCK FUND MAY ACHIEVE IN THE FUTURE. FUTURE RETURNS MAY BE HIGHER OR LOWER THAN THE RETURNS THE FUND ACHIEVED IN THE PAST.



HOW DOES THE PERFORMANCE OF THE INTERNATIONAL STOCK FUND COMPARE TO THE INTERNATIONAL MARKET?



The following table compares the performance of the International Stock Fund with the performance of the MSCI EAFE Index, which is one measure of the performance of the relevant market. Returns shown for the International Stock Fund are after the deduction of fund management and operating expenses. The MSCI EAFE Index returns bear no such expenses.



             AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2002)



                                      One Year             Since Inception*
                                      --------             ---------------
International Stock Fund               -7.98%                  -13.44%
MSCI EAFE Index                       -15.66%                  -17.23%



*Fund commenced operations on October 31, 2000.

                                 RISK VS. RETURN

The risk/return curve below demonstrates that, in general for diversified portfolios of securities of the various types, as short-term risk increases the potential for long-term gain also increases.

"Short-term risk" refers to the likely volatility of a fund's total return and its potential for gain or loss over a relatively short time period. "Long-term potential gain" means the expected average annual total return over a relatively long time period, such as 20 years.

[GRAPHIC: This graphic shows where each of the funds in the Ultra Series Fund, in addition to other types of investments, fall on a curve that depicts the risk taken for the gain potential. The x-axis is labelled "Long-Term Potential for Gains;" the y-axis is labelled "Short-Term Risk (Volatility of Returns)".]

THIS CURVE IS NOT INTENDED TO INDICATE FUTURE VOLATILITY OR PERFORMANCE. It is merely intended to demonstrate the relationship between the ongoing short-term risk and the long-term potential portfolio gain of each Ultra Series Fund relative to other funds and types of investments.

Although each fund expects to pursue its investment objective using its principal investment strategies regardless of market conditions, each fund may invest up to 100% of its assets in money market securities as a defensive tactic in abnormal market conditions.

The preceding fund pages provide descriptions of the general investment strategies and what we believe to be the principal risks of each of the funds. The fund pages do not contain an exhaustive description of all the risks and investment strategies of the funds. Please read each of the fund pages to gain a basic understanding of the funds. For a more detailed description, including non-principal risks, investment strategies, and investment restrictions, please consult the SAI. Also, if there are terms or concepts you do not fully understand, please consult the SAI, other reference material or your registered representative before investing.

                                    EXPENSES



         This table describes the expenses that you may pay if you buy and hold shares of the fund.



                             SHAREHOLDER FEES-None



                     ANNUAL FUND OPERATING EXPENSES FOR 2002



                                                                        TOTAL ANNUAL
                FUND                    MANAGEMENT      OTHER*       OPERATING EXPENSES
---------------------------------------------------------------------------------------
MONEY MARKET                              .45%           -**               .45%
------------------------------------------------------------------------------
BOND                                      .55%           -**               .55%
------------------------------------------------------------------------------
HIGH INCOME                               .75%           .01%              .76%
------------------------------------------------------------------------------
BALANCED                                  .70%           -**               .70%
------------------------------------------------------------------------------
GROWTH AND INCOME STOCK                   .60%           -**               .60%
------------------------------------------------------------------------------
CAPITAL APPRECIATION STOCK                .80%           -**               .80%
------------------------------------------------------------------------------
MID-CAP STOCK                            1.00%           .01%             1.01%
------------------------------------------------------------------------------
MULTI-CAP GROWTH STOCK                    .85%           .01%              .86%
------------------------------------------------------------------------------
GLOBAL SECURITIES                         .95%           .01%              .96%
------------------------------------------------------------------------------
INTERNATIONAL STOCK                      1.20%           .01%             1.21%
------------------------------------------------------------------------------



TOTAL ANNUAL OPERATING EXPENSES for the funds are paid out of fund assets and are reflected in the share price. The numbers reflected in the above table, for the period ended December 31, 2002, are rounded to the nearest 100th of one percent.



MANAGEMENT FEES are amounts paid to the investment adviser for managing the funds' investments and administering fund operations.



* OTHER EXPENSES of trustees' fees, auditors' fees, interest on borrowings, any taxes and extraordinary expenses reflect actual expenses incurred by the funds during the period ended December 31, 2002, rounded to the nearest
   100th of one percent.



** OTHER EXPENSES for these funds were equal to less than .005% for the period ended December 31, 2002.



EXAMPLES



The examples shown below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples are based on a $10,000 initial investment in each fund over the various time periods indicated. The examples assume 5% annual return and redemption at the end of each period.



          FUND                             1 YEAR         3 YEARS          5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------
MONEY MARKET                               $  47           $ 148            $ 258        $ 579
------------------------------------------------------------------------------------------------
BOND                                          57             179              313          701
------------------------------------------------------------------------------------------------
HIGH INCOME                                   78             243              422          942
------------------------------------------------------------------------------------------------
BALANCED                                      73             227              395          883
------------------------------------------------------------------------------------------------
GROWTH AND INCOME STOCK                       62             195              340          762
------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION STOCK                    83             259              450        1,002
------------------------------------------------------------------------------------------------
MID-CAP STOCK                                103             322              558        1,236
------------------------------------------------------------------------------------------------
MULTI-CAP GROWTH STOCK                        88             274               --           --
------------------------------------------------------------------------------------------------
GLOBAL SECURITIES                             98             306              531        1,178
------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK                          123             384              665        1,466
------------------------------------------------------------------------------------------------



You should not consider the examples above as a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

               ADDITIONAL RISKS ASSOCIATED WITH CERTAIN SECURITIES

                               FOREIGN SECURITIES

As indicated in the earlier pages, several of the funds may invest in foreign equity and debt securities. Foreign securities are securities that are issued by companies organized outside the U.S. or whose principal operations are outside the U.S., are issued by a foreign government, are principally traded outside of the U.S., or are quoted or denominated in a foreign currency. Equity securities include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American depository receipts ("ADRs"), European depository receipts ("EDRs") and global depository receipts ("GDRs"). The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts.

Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. For example, foreign securities are typically subject to:

-        Fluctuations in currency exchange rates.

-        Higher trading and custody charges compared to securities of U.S.
         companies.

- Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.

-        Less stringent securities regulations than those of the U.S.

-        Potential political instability.

- Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.


Some of the investments will be stocks or bonds of relatively large issuers located or operating in developed countries. Such securities are those generally representative of the companies comprising the Morgan Stanley Capital International, Europe, Australia, and Far East ("MSCI EAFE") Stock Index.


                           SMALL CAPITALIZATION STOCKS

Certain funds may also invest in small capitalization stocks and stocks or bonds principally traded in emerging securities markets or of issuers located in or having substantial business operations in emerging economies. The downside of investing in smaller companies is that such investments entail a higher level of risk compared to larger, more established companies. Small capitalization companies often do not have the financial strength needed to do well in difficult economic times. Also, they often sell limited numbers of products, which can make it harder for them to compete with larger companies. As a result, their securities prices may fluctuate more over the short-term, but they have more potential to grow. The emerging economies in which the funds may invest are located primarily in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. The small size, inexperience and limited trading volume of the securities markets in certain of these countries may also make investments in such countries more volatile and less liquid than investments in securities traded in markets in Japan and Western European countries.

                                   THE SHARES

                                      OFFER

Currently, each series of shares is divided into two classes - Class C and Class
Z. Class C and Class Z are identical except that Class C shares bear a distribution fee pursuant to a distribution plan, adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Act"). Both Classes are sold in a continuous offering. This prospectus offers the Class Z shares.

The Ultra Series Fund generally offers Class Z shares to separate accounts of CUNA Mutual Group and to qualified pension and retirement plans of CUNA Mutual Group.

The Ultra Series Fund offers Class C shares to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The fund does not offer its shares directly to the general public.

Investments in the Ultra Series Fund by separate accounts of insurance companies are made through either variable annuity or variable life insurance contracts, together commonly known as variable contracts. Each separate account contains a subaccount that corresponds to a portfolio in the Ultra Series Fund.


   ULTRA SERIES FUND                                     SEPARATE ACCOUNT
   -----------------                                     ----------------
Money Market Fund                 ->             Money Market Subaccount
Bond Fund                         ->             Bond Subaccount
Balanced Fund                     ->             Balanced Subaccount
High Income Fund                  ->             High Income Subaccount
Growth and Income Stock Fund      ->             Growth and Income Stock Subaccount
Capital Appreciation Stock Fund   ->             Capital Appreciation Stock Subaccount
Mid-Cap Stock Fund                ->             Mid-Cap Stock Subaccount
Multi-Cap Growth Stock Fund       ->             Multi-Cap Growth Stock Subaccount
Global Securities Fund            ->             Global Securities Subaccount
International Stock Fund          ->             International Stock Subaccount



Frequent exchanges may interfere with fund management or operations and may drive up fund costs. The Trust's funds are not designed for market timers, or for large or frequent transfers. To protect the interests of other investors in the fund, the Trust may refuse any exchange order and may cancel the exchange privileges of any parties that, in the opinion of the Trust, are using market timing strategies. A fund may also change the terms of or impose other limitations on the exchange privilege.


                             PURCHASE AND REDEMPTION

On each day that a Fund's net asset value is calculated, the Ultra Series Fund processes any orders to purchase or redeem shares. Purchase and redemption orders are processed at each fund's net asset value calculated on the day the order is received, although orders may be executed the next morning. Shares are purchased and redeemed at net asset value without the deduction of sales or redemption charges.

For a more detailed description of the procedures for allocating value in a sub-account to a portfolio of the Ultra Series Fund, owners of individual variable contracts should refer to the separate prospectus for their contracts; and participants in qualified pension or retirement plans should refer to their plan documents.

                                    DIVIDENDS

Dividends of the various funds in the Ultra Series Fund are distributed to each fund's corresponding separate account for variable contracts and qualified pension or retirement plans and automatically reinvested in the applicable Ultra Series Fund shares.

Dividends from the Money Market Fund are declared and reinvested daily in full and fractional shares of the Money Market Fund.


Dividends of ordinary income from the Bond, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, High Income, Global Securities and International Stock Funds are declared and reinvested quarterly in full and fractional shares. Dividends of capital gains from these are declared and reinvested at least annually in full and fractional shares. In no event will capital gain dividends be declared and paid more frequently than allowed under Securities and Exchange Commission ("SEC") rules.


The funds' distributions may be subject to federal income tax. An exchange of fund shares may also be treated as a sale of fund shares and any gain on the transaction may be subject to federal income tax.

                             PRICING OF FUND SHARES

The funds' shares are sold and redeemed at the shares' net asset value without sales or redemption charges. Net asset value is computed by adding the total current values of each fund's assets, subtracting all liabilities and dividing by the number of outstanding shares. On each day that net asset value is calculated, the calculation occurs at the earlier of 3:00 p.m. Central Standard Time or the close of regular trading on the New York Stock Exchange.

Net asset values are calculated on any day the New York Stock Exchange is open for business. To the extent the funds have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the funds do not price their shares, the net asset value of the fund's shares may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Federal securities regulations will be followed in case of an emergency that interferes with valuation of shares.

The funds' shares will be purchased and redeemed at their net asset value. Generally, the assets of each fund are valued using market quotations and independent pricing services. If these are not available, the value of the assets of the funds will be based on their "fair value" as determined in accordance with procedures adopted by the Board of Trustees. The assets of the Money Market Fund and other short-term investments having maturities of 60 days or less will be valued at amortized cost. More information about the calculation of net asset value is in the SAI.


Events impacting the value of the funds' holdings may occur between the close of the market and the time the funds' shares are priced. Under these circumstances, the funds may apply fair valuation procedures to the affected holdings when determining the funds' share prices.

                                      TAXES

For federal income tax purposes, each fund will be treated as a separate entity. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the separate accounts of insurance companies or to qualified plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable life insurance and variable annuity contracts.

The Shareholders of the funds are qualified pension and profit sharing plans and the separate accounts of life insurance companies. Under current law, plan participants and owners of variable life insurance and annuity contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until they are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable annuity or variable life insurance contracts, see the separate prospectus for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.

                          MORE ABOUT ULTRA SERIES FUND

                              PORTFOLIO MANAGEMENT

The investment adviser for the Ultra Series Fund is:

         MEMBERS Capital Advisors, Inc.
           5910 Mineral Point Road
           Madison, WI 53701-0391


MEMBERS Capital Advisors was established on July 6, 1982. It provides investment management for the investment portfolios of CUNA Mutual Group, its "permanent affiliate" CUNA Mutual Life Insurance Company, their subsidiaries and affiliates, and MEMBERS Mutual Funds. MEMBERS Capital Advisors has over $9 billion of assets under management as of December 31, 2002.



MEMBERS Capital Advisors employs a team approach in the management of all the funds. The Money Market, Bond, Balanced, Growth and Income Stock, Capital Appreciation Stock Funds and a portion of the assets of the Mid-Cap Stock Fund are each managed by teams of portfolio managers employed by MEMBERS Capital Advisors.



MEMBERS Capital Advisors manages the assets of the High Income, Multi-Cap Growth Stock, International Stock and Global Securities Funds, and a portion of the assets of the Mid-Cap Stock Fund (and may in the future manage other funds), using a "manager of managers" approach under which MEMBERS Capital Advisors may manage some or all of the fund's assets and may allocate some or all of the fund's assets among one or more "specialist" subadvisers. MEMBERS Capital Advisors monitors the performance of each subadviser to the extent that it deems appropriate to achieve a fund's investment objective, reallocates fund assets among its own portfolio management team and individual subadvisers, or recommends to the Ultra Series Fund board that a fund employ or terminate particular subadvisers.


MEMBERS Capital Advisors selects subadvisers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to a particular investment style. While superior performance is the ultimate goal, short-term performance by itself will not be a significant factor in selecting or terminating subadvisers, and MEMBERS Capital Advisors does not expect frequent changes in subadvisers.

MEMBERS Capital Advisors received an order of the SEC that permits the Ultra Series Fund board to employ particular subadvisers without shareholder approval. If there is a change in subadvisers, you will receive an "information statement" within 90 days of the change. The statement will provide you with relevant information about the reason for the change and information about any new subadvisers.


MEMBERS Capital Advisors has engaged Wellington Management Company, LLP ("Wellington Management"), 75 State Street, Boston, Massachusetts, 02109 as subadviser for the small-cap portion of the assets within Mid-Cap Stock Fund and for the Multi-Cap Growth Stock Fund. Wellington Management became the subadviser of the small-cap portion of the Mid-Cap Stock Fund on May 1, 2000 and became the subadviser of the Multi-Cap Growth Stock Fund on May 1, 2002. Wellington Management is a limited liability partnership which traces its origins to 1928. Wellington Management provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and had over $302 billion in assets under management as of December 31, 2002.


Stephen T. O'Brien, CFA is the Portfolio Manager from Wellington Management primarily responsible for the Mid-Cap Stock Fund. Mr. O'Brien joined Wellington Management in 1983 and has over 30 years of investment experience.

Wellington Management has assembled an investment team, consisting of three portfolio managers each with expertise in a specific range of the market capitalization spectrum, who are responsible for the day-to-day management of the Multi-Cap Growth Stock Fund.


MEMBERS Capital Advisors has engaged Massachusetts Financial Services ("MFS"), 500 Boylston Street, Boston, MA 02116-3741 as subadviser for the High Income Fund. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). MFS provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and had over $112.5 billion in assets under management as of December 31, 2002.



Bernard Scozzafava, Senior Vice President, is the Portfolio Manager for the High Income Fund. He joined MFS in 1989. All portfolio managers at MFS are supported by an investment staff of over 160 professionals utilizing MFS Original Research(TM).



MEMBERS Capital Advisors has engaged Lazard Asset Management LLC (Lazard), a subsidiary of Lazard Freres & Co. LLC, 30 Rockefeller Plaza, New York, New York 10112-6300 as subadviser for the International Stock Fund. Lazard and its affiliates provide investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and had over $55.9 billion in assets under management as of December 31, 2002. Lazard has assembled an investment team, with a combined expertise in international equity investing, who are responsible for the day-to-day management of the International Stock Fund.



MEMBERS Capital Advisors has engaged Oppenheimer Funds, Inc. ("Oppenheimer"), 498 Seventh Avenue, 10th Floor, New York, New York 10018 as subadviser for the Global Securities Fund. Oppenheimer provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and had over $120 billion in assets under management as of December 31, 2002. William Wilby, Ph.D., CFA is the Portfolio Manager for the Global Securities Fund and is also Senior Vice President and Director of International Equities for

Oppenheimer. He joined Oppenheimer in 1991. He is supported by Oppenheimer's Global Investment Team.


In addition to providing portfolio management services, MEMBERS Capital Advisors also provides or arranges for the provision of substantially all other services required by the funds. Such services include all administrative, accounting, and legal services, as well as the services of custodians, transfer agents, and dividend disbursing agents.

As payment for its services as the investment adviser, MEMBERS Capital Advisors receives a management fee based upon the assets of each fund. The management fee paid to MEMBERS Capital Advisors is computed and accrued daily and paid monthly, as indicated in the Expenses section.

                                    INQUIRIES

   If you have any questions regarding the Ultra Series Fund, please contact:

                          CUNA Brokerage Services, Inc.
                                2000 Heritage Way
                                Waverly, IA 50677
                                 (800) 798-5500
                                 (319) 352-4090

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. The financial highlights have been audited by

PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the SAI or annual report, which are available upon request

                                MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS


                                                     YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
(For a share outstanding throughout the period):     12/31/2002       12/31/2001     12/31/2000      12/31/1999      12/31/1998
                                                     ----------       ----------     ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    1.00        $    1.00       $   1.00        $   1.00        $   1.00
                                                     -------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                                 0.01             0.04           0.06            0.05            0.05
                                                     -------------------------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income              (0.01)           (0.04)         (0.06)          (0.05)          (0.05)
                                                     -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $    1.00        $    1.00       $   1.00        $   1.00        $   1.00
==============================================================================================================================
TOTAL RETURN**                                            1.50%            3.79%          5.86%           4.69%           5.00%
==============================================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)             $ 177,443        $ 174,261       $ 93,359        $ 82,646        $ 56,416

Ratio of Expenses to Average Net Assets                   0.45%            0.46%          0.46%           0.45%           0.45%

Ratio of Net Investment Income to Average
  Net Assets                                              1.45%            3.51%          5.88%           4.72%           4.99%
==============================================================================================================================






*  Based on average shares outstanding during the year.



** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.



See accompanying notes to financial statements.

                                    BOND FUND
                              FINANCIAL HIGHLIGHTS



                                                   YEAR ENDED     YEAR ENDED        YEAR ENDED       YEAR ENDED    YEAR ENDED
(For a share outstanding throughout the period):   12/31/2002     12/31/2001        12/31/2000       12/31/1999    12/31/1998
                                                   --------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   10.20      $   10.15         $   10.05        $   10.57      $   10.54
                                                   --------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                               0.54           0.62              0.71             0.62           0.63

   Net Realized and Unrealized Gain (Loss)              0.32           0.23              0.08            (0.54)          0.02
                                                   ---------      ---------         ---------        ---------      ---------
  TOTAL FROM INVESTMENT OPERATIONS                      0.86           0.85              0.79             0.08           0.65
                                                   --------------------------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income            (0.47)         (0.59)            (0.69)           (0.60)         (0.62)

   Return of Capital                                      --          (0.21)               --               --             --
                                                   ---------      ---------         ---------        ---------      ---------
  TOTAL DISTRIBUTIONS                                  (0.47)         (0.80)            (0.69)           (0.60)         (0.62)
                                                   --------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $   10.59      $   10.20         $   10.15        $   10.05      $   10.57
=============================================================================================================================
TOTAL RETURN**                                          8.55%          8.32%             8.11%            0.73%          6.18%
=============================================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)           $ 553,494      $ 384,837         $ 299,650        $ 250,485      $ 228,281

Ratio of Expenses to Average Net Assets                 0.55%          0.55%             0.55%            0.55%          0.55%

Ratio of Net Investment Income to Average
  Net Assets                                            5.14%          5.91%             6.98%            5.92%          5.94%

Portfolio Turnover Rate                                78.37%        112.40%           462.98%          713.52%        142.98%
=============================================================================================================================


 * Based on average shares outstanding during year.


** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.






See accompanying notes to financial statements.

                                HIGH INCOME FUND
                              FINANCIAL HIGHLIGHTS


                                                   YEAR ENDED        YEAR ENDED      INCEPTION (a)
(For a share outstanding throughout the period)    12/31/2002        12/31/2001      TO 12/31/2000
                                                   -----------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    9.41         $    9.86         $   10.00
                                                   ---------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                               0.71              0.84              0.14

   Net Realized and Unrealized Loss                    (0.44)            (0.51)            (0.14)
                                                   ---------         ---------         ---------
  TOTAL FROM INVESTMENT OPERATIONS                      0.27              0.33                --
                                                   ---------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income            (0.64)            (0.78)            (0.14)
                                                   ---------         ---------         ---------
  TOTAL DISTRIBUTIONS                                  (0.64)            (0.78)            (0.14)
                                                   ---------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    9.04         $    9.41         $    9.86
================================================================================================
TOTAL RETURN**                                          3.06%             3.45%            (0.03%)
================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)           $  25,850         $  17,496         $  10,373

Ratio of Expenses to Average Net Assets                 0.76%             0.77%            0 .81%+

Ratio of Net Investment Income to Average
  Net Assets                                            7.64%             8.41%             8.48%+

Portfolio Turnover Rate                                38.40%            33.70%             6.78%
================================================================================================



(a) Commenced operations October 31, 2000.


*   Based on average shares outstanding during period.


** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.



+   Annualized.



See accompanying notes to financial statements.

                                  BALANCED FUND
                              FINANCIAL HIGHLIGHTS


                                                   YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED
(For a share outstanding throughout the period):   12/31/2002      12/31/2001        12/31/2000       12/31/1999        12/31/1998
                                                   -------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   18.42        $   20.45         $   20.44        $   18.74         $   17.02
                                                   -------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                               0.53             0.58              0.68             0.56              0.57

   Net Realized and Unrealized Gain (Loss)             (2.58)           (1.23)             0.11             2.14              1.72
                                                   ---------        ---------         ---------        ---------         ---------
  TOTAL FROM INVESTMENT OPERATIONS                     (2.05)           (0.65)             0.79             2.70              2.29
                                                   -------------------------------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income            (0.52)           (0.57)            (0.67)           (0.53)            (0.57)

   Distributions from Net Realized Gains               (0.00)(1)        (0.81)            (0.11)           (0.47)               --
                                                   ---------        ---------         ---------        ---------         ---------
  TOTAL DISTRIBUTIONS                                  (0.52)           (1.38)            (0.78)           (1.00)            (0.57)
                                                   -------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $   15.85        $   18.42         $   20.45        $   20.44         $   18.74
==================================================================================================================================
TOTAL RETURN**                                        (11.13%)          (3.07%)            3.86%           14.49%            13.40%
==================================================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)           $ 592,243        $ 679,548         $ 668,364        $ 603,136         $ 449,992

Ratio of Expenses to Average Net Assets                 0.70%            0.70%             0.70%            0.70%             0.70%

Ratio of Net Investment Income to Average
  Net Assets                                            3.12%            3.04%             3.27%            2.83%             3.20%

Portfolio Turnover Rate                                49.67%           51.80%           193.97%          269.00%            78.71%
==================================================================================================================================


*   Based on average shares outstanding during year.


** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.






(1) Amount represents less than ($0.005) per share.



See accompanying notes to financial statements.

                          GROWTH AND INCOME STOCK FUND
                              FINANCIAL HIGHLIGHTS


                                                   YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED
(For a share outstanding throughout the period):   12/31/2002      12/31/2001        12/31/2000       12/31/1999        12/31/1998
                                                   -------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $   28.73       $    33.41        $    33.58       $    30.56        $    27.20
                                                   -------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                               0.35             0.31              0.33             0.34              0.34

   Net Realized and Unrealized Gain (Loss)             (6.53)           (3.88)            (0.05)            5.12              4.52
                                                   ---------       ----------        ----------       ----------        ----------
  TOTAL FROM INVESTMENT OPERATIONS                     (6.18)           (3.57)             0.28             5.46              4.86
                                                   -------------------------------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income            (0.35)           (0.31)            (0.33)           (0.32)            (0.34)

   Distributions from Net Realized Gains                  --            (0.79)            (0.12)           (2.12)            (1.16)

   Return of Capital                                      --            (0.01)               --               --                --
                                                   ---------       ----------        ----------       ----------        ----------
  TOTAL DISTRIBUTIONS                                  (0.35)           (1.11)            (0.45)           (2.44)            (1.50)
                                                   -------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $   22.20       $    28.73        $    33.41       $    33.58        $    30.56
==================================================================================================================================
TOTAL RETURN**                                        (21.55%)         (10.71%)            0.82%           17.95%            17.92%
==================================================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)           $ 764,895       $1,031,655        $1,166,634       $1,098,330        $  833,174

Ratio of Expenses to Average Net Assets                 0.60%            0.60%             0.60%            0.60%             0.60%

Ratio of Net Investment Income to Average
  Net Assets                                            1.39%            1.05%             0.98%            0.99%             1.17%

Portfolio Turnover Rate                                18.21%           20.76%            21.08%           20.13%            17.69%
==================================================================================================================================


*  Based on average shares outstanding during year.


** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.






See accompanying notes to financial statements.

                         CAPITAL APPRECIATION STOCK FUND
                              FINANCIAL HIGHLIGHTS


                                                   YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
(For a share outstanding throughout the period):   12/31/2002     12/31/2001    12/31/2000    12/31/1999    12/31/1998
                                                   -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    20.70     $    26.39    $    25.59    $    22.19    $    18.85
                                                   -------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                                0.04           0.02          0.02          0.02          0.06

   Net Realized and Unrealized Gain (Loss)              (6.54)         (2.37)         1.08          5.55          3.87
                                                   ----------     ----------    ----------    ----------    ----------
  TOTAL FROM INVESTMENT OPERATIONS                      (6.50)         (2.35)         1.10          5.57          3.93
                                                   -------------------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income             (0.04)         (0.02)        (0.02)        (0.02)        (0.06)

   Distributions from Net Realized Gains                (0.01)         (3.32)        (0.28)        (2.15)        (0.53)
                                                   ----------     ----------    ----------    ----------    ----------
  TOTAL DISTRIBUTIONS                                   (0.05)         (3.34)        (0.30)        (2.17)        (0.59)
                                                   -------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    14.15     $    20.70    $    26.39    $    25.59    $    22.19
======================================================================================================================
TOTAL RETURN**                                         (31.41%)        (9.11%)        4.28%        25.19%        20.90%
======================================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)           $  592,512     $  871,111    $  924,899    $  839,134    $  630,373

Ratio of Expenses to Average Net Assets                  0.80%          0.80%         0.80%         0.80%         0.80%

Ratio of Net Investment Income to Average
  Net Assets                                             0.25%          0.10%         0.08%         0.10%         0.31%

Portfolio Turnover Rate                                 26.92%         27.59%        26.77%        38.38%        18.67%
======================================================================================================================


*   Based on average shares outstanding during year.


** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.






See accompanying notes to financial statements.

                               MID-CAP STOCK FUND
                              FINANCIAL HIGHLIGHTS


                                                   YEAR ENDED        YEAR ENDED       YEAR ENDED       INCEPTION (a)
(For a share outstanding throughout the period)    12/31/2002        12/31/2001       12/31/2000       TO 12/31/1999
                                                   -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    13.94        $    13.77       $    11.15         $   10.00
                                                   ---------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                                0.07              0.05             0.03              0.03

   Net Realized and Unrealized Gain (Loss)              (2.51)             1.39             2.62              1.34
                                                   ----------        ----------       ----------         ---------
  TOTAL FROM INVESTMENT OPERATIONS                      (2.44)             1.44             2.65              1.37
                                                   ---------------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income             (0.06)            (0.11)           (0.02)            (0.02)

   Distributions from Net Realized Gains                (0.22)            (1.16)           (0.01)            (0.20)
                                                   ----------        ----------       ----------         ---------
  TOTAL DISTRIBUTIONS                                   (0.28)            (1.27)           (0.03)            (0.22)
                                                   ---------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $    11.22        $    13.94       $    13.77         $   11.15
==================================================================================================================
TOTAL RETURN**                                         (17.41%)           11.16%           23.85%            13.68%
==================================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)           $  102,589        $  105,414       $   64,737         $  26,479

Ratio of Expenses to Average Net Assets                  1.01%             1.01%            1.01%             1.00%+

Ratio of Net Investment Income to Average
  Net Assets                                             0.54%             0.40%            0.24%             0.39%+

Portfolio Turnover Rate                                 33.03%            41.94%           51.27%            35.55%
==================================================================================================================



(a) Commenced operations May 1, 1999.


*   Based on average shares outstanding during period.


** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.



+   Annualized.



See accompanying notes to financial statements.

                          MULTI-CAP GROWTH STOCK FUND+
                              FINANCIAL HIGHLIGHTS



                                                   YEAR ENDED       YEAR ENDED    INCEPTION (a)
(For a share outstanding throughout the period)    12/31/2002       12/31/2001    TO 12/31/2000
                                                   ----------       ----------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD               $     6.24       $     9.04      $   10.00
                                                   ------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income (Loss)*                         0.00(1)         (0.00)(1)       0.01

   Net Realized and Unrealized Loss                     (1.57)           (2.79)         (0.96)
                                                   ----------       ----------      ---------
  TOTAL FROM INVESTMENT OPERATIONS                      (1.57)           (2.79)         (0.95)
                                                   ------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income             (0.00)(1)        (0.00)(1)      (0.01)

   Return of Capital                                       --            (0.01)            --
                                                   ----------       ----------      ---------
  TOTAL DISTRIBUTIONS                                   (0.00)(1)        (0.01)         (0.01)
                                                   ------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $     4.67       $     6.24      $    9.04
=============================================================================================
TOTAL RETURN**                                         (25.21%)         (30.89%)        (9.52%)
=============================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)           $   75,503       $   13,923      $   9,897

Ratio of Expenses to Average Net Assets                  0.86%            0.87%          0.91%(dagger)

Ratio of Net Investment Income (Loss) to
  Average Net Assets                                     0.03%           (0.07%)         0.52%(dagger)

Portfolio Turnover Rate                                156.51%          203.95%         46.57%
=============================================================================================



(a)      Commenced operations October 31, 2000.



(1)      Amount represents less than $0.005 per share.






*        Based on average shares outstanding during period.



** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.



(dagger) Annualized.



+ Effective May 1, 2002, the Board of Trustees approved changes to the name and subadvisor of the Ultra Series Emerging Growth Fund. The new name is Ultra Series Multi-Cap Growth Stock Fund. MEMBERS Capital Advisors entered into a subadvisor agreement with Wellington Management Company, LLP for the management of this fund's investments.



See accompanying notes to financial statements.

                             GLOBAL SECURITIES FUND
                              FINANCIAL HIGHLIGHTS



                                                   YEAR ENDED       YEAR ENDED      INCEPTION (a)
(For a share outstanding throughout the period)    12/31/2002       12/31/2001      TO 12/31/2000
                                                   ----------       -----------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD               $     8.91       $     9.96        $   10.00
                                                   --------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                                0.04             0.04             0.03

   Net Realized and Unrealized Loss                     (1.98)           (1.06)           (0.04)
                                                   ----------       ----------        ---------
  TOTAL FROM INVESTMENT OPERATIONS                      (1.94)           (1.02)           (0.01)
                                                   --------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income             (0.03)           (0.03)           (0.03)

   Return of Capital                                       --            (0.00)(1)           --
                                                   ----------       ----------        ---------
  TOTAL DISTRIBUTIONS                                   (0.03)           (0.03)           (0.03)
                                                   --------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $     6.94       $     8.91        $    9.96
===============================================================================================
TOTAL RETURN**                                         (21.77%)         (10.32%)          (0.17%)
===============================================================================================
RATIO/SPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)           $   10,174       $   11,488        $  10,116

Ratio of Expenses to Average Net Assets                  0.96%            0.97%            1.01%+

Ratio of Net Investment Income to Average
  Net Assets                                             0.55%            0.45%            1.57%+

Portfolio Turnover Rate                                 36.85%           37.66%            3.18%
===============================================================================================



(a) Commenced operations October 31, 2000.



(1) Amount represents less than ($0.005) per share.


*   Based on average shares outstanding during period.


** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.



+   Annualized.



See accompanying notes to financial statements.

                            INTERNATIONAL STOCK FUND
                              FINANCIAL HIGHLIGHTS


                                                   YEAR ENDED       YEAR ENDED      INCEPTION (a)
(For a share outstanding throughout the period)    12/31/2002       12/31/2001      TO 12/31/2000
                                                   ----------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $     7.89       $     9.73        $   10.00
                                                   --------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                                0.09             0.07             0.01

   Net Realized and Unrealized Gain (Loss)              (0.72)           (1.86)           (0.27)
                                                   ----------       ----------        ---------
  TOTAL FROM INVESTMENT OPERATIONS                      (0.63)           (1.79)           (0.26)
                                                   --------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income             (0.07)           (0.01)           (0.01)

   Return of Capital                                       --            (0.04)             --
                                                   ----------       ----------        ---------
  TOTAL DISTRIBUTIONS                                   (0.07)           (0.05)           (0.01)
                                                   --------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $     7.19       $     7.89        $    9.73
===============================================================================================
TOTAL RETURN**                                          (7.98%)         (18.46%)          (2.58%)
===============================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)           $   19,959       $   18,977        $  19,828

Ratio of Expenses to Average Net Assets                  1.21%            1.22%            1.26%+

Ratio of Net Investment Income to Average
  Net Assets                                             1.15%            0.78%            0.54%+

Portfolio Turnover Rate                                 38.28%           46.73%            3.33%
===============================================================================================



(a) Commenced operations October 31, 2000.


*   Based on average shares outstanding during period.


** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.






+   Annualized.



See accompanying notes to financial statements.

The following documents contain more information about the funds and are available free upon request:


Statement of Additional Information (SAI). The SAI contains additional information about the funds. A current SAI has been filed with the SEC and is incorporated herein by reference.


Annual and Semiannual Reports. The funds' annual and semiannual reports provide additional information about the funds' investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year.

Requesting Documents. You may request copies of these documents, ask questions about your account, or request further information about the funds either by contacting your broker or by contacting the funds at:

                                ULTRA SERIES FUND
                       CUNA Mutual Life Insurance Company
                                2000 Heritage Way
                                Waverly, IA 50677
                                 (800) 798-5500

Public Information. You can review and copy information about the funds, including the SAI, at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the SEC at 1-800-SEC-8090. Reports and other information about the funds also are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

The funds are available to the public only through the purchase of:

         (1) Class Z Shares by certain individual variable life insurance contracts or variable annuity contracts;

         (2) Class Z Shares by certain group variable annuity contracts for qualified pension and retirement plans; or

         (3) Class C Shares directly by qualified pension and retirement plans.

When used in connection with individual variable annuity contracts or variable life insurance contracts, this Prospectus must be accompanied by prospectuses for those contracts. When distributed to qualified pension and retirement plans or to participants of such plans, this Prospectus may be accompanied by disclosure materials relating to such plans which should be read in conjunction with this Prospectus.

                                            Investment Company File No. 811-4815

                       STATEMENT OF ADDITIONAL INFORMATION

                                ULTRA SERIES FUND
                                2000 HERITAGE WAY
                               WAVERLY, IOWA 50677
                                 (319) 352-4090


This is not a prospectus. This statement of additional information ("SAI") should be read in conjunction with the Ultra Series Fund prospectus dated May 1, 2003 referred to herein.


The prospectus contains information that an investor should know before investing. For a copy of the most recent prospectus, call or write CUNA Brokerage Services, Inc., 2000 Heritage Way, Waverly, Iowa 50677, (319) 352-4090, (800) 798-5500.


                                   MAY 1, 2003

TABLE OF CONTENTS                                                                                           PAGE
General Information.......................................................................................    1

Investment Practices......................................................................................    1
         Lending Portfolio Securities.....................................................................    1
         Restricted Securities............................................................................    1
         Foreign Transactions.............................................................................    2
         Put and Call Options.............................................................................    7
         Financial Futures and Related Options............................................................    8
         Stock Index Futures and Related Options..........................................................    9
         Bond Fund Practices..............................................................................   10
         Lower-Rated Corporate Debt Securities............................................................   10
         Other Debt Securities............................................................................   11
         Foreign Government Securities....................................................................   12
         Convertible Securities...........................................................................   12
         Repurchase Agreements............................................................................   13
         Reverse Repurchase Agreements....................................................................   13
         U.S. Government Securities.......................................................................   13
         Mortgage-Backed and Asset-Backed Securities......................................................   14
         Other Securities Related to Mortgages............................................................   14
         Real Estate Investment Trusts....................................................................   17
         Forward Commitment and When-Issued Securities....................................................   17
         Fund Names.......................................................................................   17

Investment Limitations....................................................................................   18

Portfolio Turnover........................................................................................   19

Management of the Fund....................................................................................   20
         Trustees and Officers............................................................................   20
         Trustee Compensation.............................................................................   23
         Committees.......................................................................................   23
         Trustees' Holdings...............................................................................   24
         Substantial Shareholders.........................................................................   24
         Beneficial Owners................................................................................   24
         Code of Ethics...................................................................................   24

The Investment Adviser....................................................................................   25

Management Agreements with Subadvisers....................................................................   26
         The Subadviser for the High Income Fund..........................................................   27
         The Subadviser for the Mid-Cap Stock Fund........................................................   27
         The Subadviser for the Multi-Cap Growth Stock Fund...............................................   28
         The Subadviser for the Global Securities Fund....................................................   28
         The Subadviser for the International Stock Fund..................................................   28

Expenses of the Fund......................................................................................   29

Distribution Plan and Agreement...........................................................................   29

Transfer Agent............................................................................................   30

Custodian.................................................................................................   30

Independent Accountants...................................................................................   30

Brokerage.................................................................................................   30

Shares of the Trust.......................................................................................   31
         Shares of Beneficial Interest....................................................................   31
         Limitation of Trustee and Officer Liability......................................................   32
         Limitation of Interseries Liability..............................................................   32

Voting Rights.............................................................................................   32

Conflicts of Interest.....................................................................................   32

Net Asset Value of Shares.................................................................................   33
         Money Market Fund................................................................................   33
         Bond, High Income, Balanced, Growth and Income Stock, Capital
         Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, Global
         Securities and International Stock Funds.........................................................   34

Dividends, Distributions and Taxes........................................................................   34
         Dividends and Distributions......................................................................   34
         Federal Tax Status of the Funds..................................................................   35
         Investor Taxation................................................................................   37

How Securities are Sold...................................................................................   37

Calculation of Yields and Total Returns...................................................................   37
         Money Market Fund Yields.........................................................................   38
         Other Fund Yields................................................................................   39
         Average Annual Total Returns.....................................................................   40
         Other Total Returns..............................................................................   40
Financial Statements......................................................................................   40


                                   iii

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                               GENERAL INFORMATION


The Ultra Series Fund (also referred to herein as the "Trust") is an investment company consisting of separate investment portfolios or funds (each, a "fund") each of which has a different investment objective. Each fund is a diversified, open-end management investment company, commonly known as a mutual fund. The funds currently available are the MONEY MARKET, BOND, HIGH INCOME, BALANCED, GROWTH AND INCOME STOCK, CAPITAL APPRECIATION STOCK, MID-CAP STOCK, MULTI-CAP GROWTH STOCK (FORMERLY EMERGING GROWTH FUND), GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS. The Trust was organized under the laws of the Commonwealth of Massachusetts on September 16, 1983, and is a Massachusetts Business Trust. Under Massachusetts's law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each instrument entered into or executed by the Trust. The Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.


                              INVESTMENT PRACTICES


The Trust is a diversified open-end management investment company consisting of investment portfolios or funds, each with its own investment objective and policies. The Trust's Prospectus describes the investment objective and policies of each of the funds. The following information is provided for those investors wishing to have more comprehensive information than that contained in the Prospectus. Within the past year no fund, except the MID-CAP STOCK FUND, has employed any of the following practices: investing in restricted securities, investing in options, financial futures, stock index futures and related options. Except for the HIGH INCOME, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS (as described below), no fund has a current intention of employing these practices in the foreseeable future.



If the Trust enters into reverse repurchase agreements, the Fund will establish a segregated account with the custodian of the Trust. The segregated account will hold liquid assets such as cash, U.S. government assets and high-grade debt obligations. The cash value of the segregated account will be not less than the market value of the reverse repurchase agreements.


LENDING PORTFOLIO SECURITIES

All funds, except the MONEY MARKET FUND, may lend portfolio securities. Such loans will be made only in accordance with guidelines established by the Trustees and on the request of broker-dealers or institutional investors deemed qualified, and only when the borrower agrees to maintain cash or securities as collateral with the fund equal at all times to at least 100% of the value of the securities. The fund will continue to receive interest or dividends on the securities loaned and will, at the same time, earn an agreed-upon amount of interest on the collateral which will be invested in readily marketable short-term obligations of high quality. The fund will retain the right to call the loaned securities and intends to call loaned voting securities if important shareholder meetings are imminent. Such security loans will not be made if, as a result, the aggregate of such loans exceeds 30% of the value of the fund's assets. The fund may terminate such loans at any time. While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Investment Adviser to be in good standing and will not be made unless, in the judgment of the Investment Adviser, the consideration to be earned from such loans would justify the risk.

RESTRICTED SECURITIES


Each fund, except the MONEY MARKET, HIGH INCOME, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES, and INTERNATIONAL STOCK FUNDS, may invest up to 10% of its net assets in restricted securities. The HIGH INCOME, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS may invest up to 15% of the fund's net assets in restricted securities. Securities regulations limit the resale of restricted securities which have been acquired through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. Privately placed securities are often not readily marketable and ordinarily can be sold only in privately negotiated transactions to a limited number of purchasers or in public offerings made pursuant to an effective registration statement under the Securities Act of 1933. Private or public sales of such securities by the fund may involve significant delays and expense. Private sales require negotiations with one or more purchasers and generally produce less favorable prices than the sale of comparable unrestricted securities. Public sales generally involve the time and expense of preparing and processing a registration statement under the Securities Act of 1933 and may involve the payment of underwriting commissions; accordingly, the proceeds may be less than the proceeds from the sale of securities of the same class which are freely marketable. Restricted securities in each fund will be valued at market value or at fair value as determined in good faith by or at the direction of the Trustees for purposes of determining the fund's Net Asset Value. Such securities, when possible, will be valued on a comparative basis to securities with similar characteristics for which market prices are available.


FOREIGN TRANSACTIONS


Foreign Securities. All funds may invest in foreign securities. Except for the HIGH INCOME, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS, no fund will invest more than 10% of its total assets in foreign securities. ADRs are not considered foreign securities for this purpose. However, the GROWTH AND INCOME STOCK and CAPITAL APPRECIATION STOCK FUNDS may invest up to 25% of assets, and the BALANCED FUND may invest up to 15% of assets in American Depository Receipts and foreign securities. The HIGH INCOME, MID-CAP STOCK and MULTI-CAP GROWTH STOCK FUNDS may invest up to 25% of the fund's total assets in foreign securities and has no limitations on ADRs.



The GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS each may invest up to 100% of the fund's total assets in foreign securities.



Foreign securities refers to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S. ("foreign issuers"), (2) issued by foreign governments or their agencies or instrumentalities (also "foreign issuers"), (3) principally traded outside of the U.S., or (4) quoted or denominated in a foreign currency ("non-dollar securities").


Foreign securities may offer potential benefits that are not available from investments exclusively in securities of domestic issuers or dollar denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S. and the opportunity to invest in foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in foreign securities involves significant risks that are not typically associated with investing in U.S. dollar denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency exchange rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the U.S. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the fund making the investment, or political or social instability or diplomatic developments which could affect investments in those countries.

Investments in short-term debt obligations issued either by foreign issuers or foreign financial institutions or by foreign branches of U.S. financial institutions (collectively, "foreign money market securities") present many of the same risks as
                                        2
other foreign investments. In addition, foreign money market securities present interest rate risks similar to those attendant to an investment in domestic money market securities.

Investments in ADRs, EDRs and GDRs. Many securities of foreign issuers are represented by American depository receipts ("ADRs"), European depository receipts ("EDRs") and global depository receipts ("GDRs"). Each of the funds may invest in ADRs, and each of the funds other than the MONEY MARKET FUND may invest in GDRs and EDRs.

ADRs are receipts typically issued by a U.S. financial institution or trust company which represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter and are sponsored and issued by domestic banks. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs are typically issued in bearer form and are designed for trading in the European markets. GDRs, issued either in bearer or registered form, are designed for trading on a global basis. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Depository receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a fund acquires depository receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the receipt to issue and service such depository receipts, there may be an increased possibility that the fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. The market value of depository receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the receipts and the underlying are quoted. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in depository receipts rather than directly in the stock of foreign issuers, a fund will avoid currency risks during the settlement period for either purchases or sales.


Investments in Emerging Markets. The MULTI-CAP GROWTH STOCK, HIGH INCOME, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS may invest in securities of issuers located in countries with emerging economies and/or securities markets. These countries are located in the Asia Pacific region, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a fund's investments in those countries and the available to the fund of additional investments in those countries.



The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make the HIGH INCOME, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and these funds may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.


A fund's purchase or sale of portfolio securities in certain emerging markets may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on aggregate trading volume by or holdings of a fund, MEMBERS Capital Advisors, Inc. (formerly known as CIMCO Inc.) or its affiliates, a subadviser and its affiliates, and each person's respective clients and other service providers. A fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in certain emerging securities markets is restricted or controlled to varying degrees that may limit investment in such countries or increase the administrative cost of such investments. For example, certain Asian countries require government approval prior to investments by foreign persons or limit investment by foreign persons to a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a fund.

Settlement procedures in emerging markets are frequently less developed and reliable than those in the U.S. and may involve a fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a fund to value its portfolio assets and could cause a fund to miss attractive investment opportunities, to have its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities that the fund has delivered or due to the fund's inability to complete its contractual obligations.

Currently, there is no market or only a limited market for many management techniques and instruments with respect to the currencies and securities markets of emerging market countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market related risks will be available at the times when the Investment Adviser or subadviser of the fund wishes to use them.


Foreign Currency Transactions. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the HIGH INCOME, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS may have currency exposure independent of their securities positions, the value of the assets of these funds, as measured in U.S. dollars, will be affected by changes in foreign currency exchange rates.



An issuer of securities purchased by a fund may be domiciled in a country other than the country in whose currency the instrument is denominated or quoted. The HIGH INCOME, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS may also invest in securities quoted or denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the twelve member states of the European Economic Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Economic Community from time to time to reflect changes in relative values of the underlying currencies. In addition, these two funds may invest in securities quoted or denominated in other currency "baskets."


Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a fund's Net Asset Value to fluctuate as well. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. To the extent that a substantial portion of a fund's total assets, adjusted to reflect the fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the fund will be more susceptible to the risk of adverse economic and political developments within those countries.

In addition to investing in securities denominated or quoted in a foreign currency, certain of the funds may engage in a variety of foreign currency management techniques. These funds may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the fund's Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. The funds will incur costs in connection with conversions between various currencies.


Forward Foreign Currency Exchange Contracts. The MULTI-CAP GROWTH STOCK, HIGH INCOME, MID-CAP STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS may each purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when the fund's Investment Adviser or subadviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the fund's portfolio. In addition, these funds may enter into forward foreign currency exchange contracts in order to protect against anticipated changes in future foreign currency exchange rates and may engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the fund's Investment Adviser determines that there is a pattern of correlation between the two currencies.


These funds may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. They may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency denominated or quoted portfolio securities, or a decline in the value of anticipated dividends from such securities, due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by a fund if the value of the hedged currency increased.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the fund to cover its purchase or sale commitments, if any, at the current market price. A fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the fund's Investment Adviser or subadviser.


Options on Foreign Currencies. The HIGH INCOME, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS may also purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. These funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. A fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a fund's position, the fund may forfeit the entire amount of the premium plus related transaction costs. In addition, these funds may purchase call or put options on currency to seek to increase total return when the fund's Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the fund's portfolio. When purchased or sold to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by these funds will be traded on U.S. and foreign exchanges or over-the-counter. See "Stock Index Futures and Related Options" below for a discussion of the liquidity risks associated with options transactions.


Special Risks Associated With Options on Currency. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to see the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.


The HIGH INCOME FUND, MULTI-CAP GROWTH STOCK FUND, GLOBAL SECURITIES and INTERNATIONAL STOCK FUND may each purchase and write over-the-counter options to the extent consistent with its limitation on investments in restricted securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close-out options purchased or written by the fund.


The amount of the premiums which a fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.


Interest Rate Swaps, Currency Swaps and Interest Rate Caps, Floors and Collars. The HIGH INCOME, GLOBAL SECURITIES and INTERNATIONAL STOCK FUND may each enter into interest rate and currency swaps for hedging purposes and to seek to increase total return. The HIGH INCOME FUND may also enter into special interest rate swap arrangements such as caps, floors and collars for both hedging purposes and to seek to increase total return. The HIGH INCOME FUND typically uses interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by the HIGH INCOME FUND with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange by the funds with another party of their respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser to receive from the seller of the cap payments of interest on a notional amount equal to the amount by which a specified index exceeds a stated interest rate. The purchase of an interest rate floor entitles the purchaser to receive from the seller of the floor payments of interest on a notional amount equal to the amount by which a specified index falls below a stated interest rate. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a stated range of interest rates. Since interest rate swaps, currency swaps and interest rate caps, floors and collars are individually negotiated, these three funds expect to achieve an acceptable degree of correlation between their portfolio investments and their interest rate or currency swap positions entered into for hedging purposes.


The HIGH INCOME FUND only enters into interest rate swaps on a net basis, which means the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, or underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the fund is contractually obligated to make. If the other party to an interest rate swap defaults, the fund's risk of loss consists of the net amount of interest payments that the fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The trust maintains in a segregated account with its custodian, cash or liquid securities equal to the net amount, if any, of the excess of each fund's obligations over its entitlements with respect to swap transactions. Neither fund enters into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party is considered investment grade by such fund's Investment Adviser.


The use of interest rate and currency swaps (including caps, floors and collars) is a highly specialized activity which involves investment techniques and risks different from those associated with traditional portfolio securities activities. If the fund's Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the HIGH INCOME FUND, GLOBAL SECURITIES and INTERNATIONAL STOCK FUND would be less favorable than it would have been if this investment technique were not used.


Inasmuch as swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, neither fund's Investment Adviser believe that swaps constitute senior securities as defined in the Act and, accordingly, will not treat swaps as being subject to such fund's borrowing restrictions. An amount of cash or liquid, high grade debt securities having an aggregate Net Asset Value at least equal to the entire amount of the payment stream payable by the fund will be maintained in a segregated account by the fund's custodian. A fund will not enter into any interest rate swap (including caps, floors and collars) or currency swap unless the credit quality of the unsecured senior debt or the claim paying ability of the other party thereto is considered to be investment grade by the fund's Investment Adviser. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreement, related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid comparison with the markets for other similar instruments which are traded in the interbank market. Nevertheless, the staff of the Securities and Exchange Commission ("SEC") takes the position that currency swaps are illiquid investments subject to these funds' 15% limitation on such investments.

PUT AND CALL OPTIONS

All funds, except the MONEY MARKET FUND, may engage in the purchase, sale and covered writing of put and call options that are traded on U.S. exchanges and boards of trade. A call option is a contract (generally having a duration of nine months or less) pursuant to which the purchaser of the call option in return for a premium paid, has the right to buy the security or instrument underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security or instrument against payment of the exercise price during the option period. A put option is a similar contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security or instrument at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security or instrument, upon exercise, at the exercise price during the option period.

The writing of a call option is "covered" if the fund owns the underlying security or instrument covered by the call or has an absolute and immediate right to acquire that security or instrument without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or instruments held in its portfolio. The writing of a call option is also covered if the fund holds a call on an equivalent amount of the same security or instrument as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the fund in cash, U.S. Treasury bills or other high grade short-term obligations in a segregated account with its custodian. The writing of a put option is "covered" if the fund maintains cash, U.S. Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on an equivalent amount of the same security or instrument as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security or instrument, the remaining term of the option, supply and demand, and interest rates.


A writer of an option wishing to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same kind as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same kind as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.


Effecting a closing transaction in the case of a written call option will permit the fund to write another call option on the underlying security or instrument with either a different exercise price or expiration date or both, or in the case of a written put option will permit the fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities or instruments subject to the option to be used for other fund investments. If the fund desires to sell a particular security or instrument from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security or instrument.

The fund may write put and call options only if they are covered, and the options must remain covered so long as a fund is obligated as a writer.

An option position may be closed out only on an exchange or board of trade which provides a secondary market for an option of the same kind. Although the fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or board of trade may exist. In such event it might not be possible to effect closing transactions in particular options, with the result

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that the fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities or instruments acquired through the exercise of call options or upon the purchase of underlying securities or instruments for the exercise of put options. If the fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security or instrument until the option expires or it delivers the underlying security or instrument upon exercise.

The use of put and call options is restricted to no more than twenty percent (20%) of the net assets in the fund using such option.

FINANCIAL FUTURES AND RELATED OPTIONS

The BALANCED, BOND and MULTI-CAP GROWTH STOCK FUNDS may engage in transactions in financial futures contracts or related options (the HIGH INCOME FUND may invest in futures but not options), but only as a hedge against changes in the values of securities held in the fund's portfolio resulting from market conditions or which it intends to purchase and equatize cash where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the fund. The portfolio manager intends to use futures transactions from time to time to equatize cash. A fund may not purchase or sell financial futures or purchase related options if, immediately thereafter, more than one-third of its net assets would be hedged. In addition, a fund may not purchase or sell financial futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the fund's existing futures positions and premiums paid for related options would exceed five percent (5%) of the market value of the fund's total assets.

Unlike when a fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Initially, the fund will be required to deposit with the custodian under the name of the futures commission merchant an amount of cash or U.S. Treasury bills, known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract margin does not involve the borrowing of funds by a customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or a good faith deposit on a contract which is returned to the fund upon termination of the fund's contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to or from the custodian will be made on a daily basis as the price of the underlying securities or instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "mark to the market." At any time prior to expiration of the futures contract, the fund may elect to close the position by taking an opposite position which will operate to terminate the fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain.

There are several risks in connection with the use of financial futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities or instruments which are the subject of the hedge. The price of the futures contract may move more than or less than the price of the securities or instruments being hedged. If the price of the futures contract moves less than the price of the securities or instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities or instruments being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures. If the price of the futures contract moves more than the price of the securities or instruments being hedged, the fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the securities or instruments. To compensate for the imperfect correlation of movements in the price of securities or instruments being hedged and movements in the price of the futures contracts, the fund may buy or sell financial futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the futures. Conversely, the fund may buy or sell fewer financial futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures.

The financial impact of any use of financial futures is subject to movements in interest rates. For example, if the fund is hedged against the possibility of a rise in interest rates, adversely affecting the value of bonds held in its portfolio, and bond prices increase instead, the fund will lose part or all of the benefit of the increased value of its bonds which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The fund may have to sell securities at a time when it may be disadvantageous to do so.

STOCK INDEX FUTURES AND RELATED OPTIONS


The HIGH INCOME, BALANCED, GROWTH AND INCOME STOCK, CAPITAL APPRECIATION STOCK, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS may engage in transactions in stock index futures contracts or related options, but only as a hedge against changes resulting from market conditions in the values of securities held in the fund's portfolio or which the fund intends to purchase and equatize cash where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the fund. A fund may not purchase or sell stock index futures or purchase related options if, immediately thereafter, more than one-third of its net assets would be hedged. In addition, a fund may not purchase or sell stock index futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the fund's existing futures positions and premiums paid for related options would exceed twenty percent (20%) of net assets.


Unlike when a fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Initially, the fund will be required to deposit with the custodian under the name of the futures commission merchant an amount of cash or U.S. Treasury bills known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by a customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to or from the custodian, will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "mark to the market." At any time prior to expiration of the futures contract, the fund may elect to close the position by taking an opposite position which will operate to terminate the fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain.

There are several risks in connection with the use of stock index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the stock index futures contract and movements in the price of the securities which are the subject of the hedge. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the stock index futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the stock, the fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the index. Conversely, the fund may buy or sell fewer stock index futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the stock index.

The financial impact of any use of stock index futures is subject to movements in the direction of the market. For example, if the fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the fund will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The fund may have to sell securities at a time when it may be disadvantageous to do so.

Compared to the use of stock index futures, the purchase of options on stock index futures involves less potential risk because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be

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

circumstances when the use of an option on a stock index future would result in a loss when the use of a stock index future would not, such as when there is no movement in the level of the index.

BOND FUND PRACTICES


The BOND, BALANCED, and HIGH INCOME FUNDS invest a significant portion of their assets in debt securities. As stated in the prospectus, the BOND and BALANCED FUND will emphasize investment grade, primarily intermediate term securities. If an investment grade security is downgraded by the rating agencies or otherwise falls below the investment quality standards stated in the prospectus, management will retain that instrument only if management believes it is in the best interest of the fund. Management does not currently intend to invest more than ten percent (10%) of the total assets of either the BOND or BALANCED FUND in corporate debt securities which are not in the four highest ratings by Standard & Poor's Rating Group ("Standard & Poor's") or by Moody's Investors Service, Inc. ("Moody's") ("non-investment grade" or "junk" securities), but, on occasion, each fund may do so. The HIGH INCOME FUND may invest all of its assets in non-investment grade securities.



All three bond funds may also make use of derivatives, including but not limited to options, futures and swaps to manage risks and returns including the risk of fluctuating interest rates. These instruments will be used to control risk and obtain additional income and not with a view toward speculation. The BOND and BALANCED FUND will invest only in futures and options which are exchange-traded or sold over-the-counter. The HIGH INCOME FUND may invest in any non-U.S. futures and options.


In the debt securities market, purchases of some issues are occasionally made under firm (forward) commitment agreements. Purchase of securities under such agreements can involve risk of loss due to changes in the market rate of interest between the commitment date and the settlement date. As a matter of operating policy, no bond fund will commit itself to forward commitment agreements in an amount in excess of 25% of total assets and will not engage in such agreements for leveraging purposes. For purposes of this limitation, forward commitment agreements are defined as those agreements involving more than five business days between the commitment date and the settlement date.

LOWER-RATED CORPORATE DEBT SECURITIES

As described in the prospectus, each fund, other than the MONEY MARKET FUND, may make certain investments including corporate debt obligations that are unrated or rated in the lower rating categories (i.e., ratings of BB or lower by Standard & Poor's or Ba or lower by Moody's). Bonds rated BB or Ba or below by Standard & Poor's or Moody's (or comparable unrated securities) are commonly referred to as "lower-rated" securities or as "junk bonds" and are considered speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment-grade bonds (i.e., bonds rated AAA, AA, A or BBB by Standard & Poor's or Aaa, Aa, A or Baa by Moody's).

An economic downturn could severely affect the ability of highly leveraged issuers of junk bonds to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower rated securities will have an adverse effect on a fund's Net Asset Value to the extent it invests in such securities. In addition, a fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Investment Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a fund's Net Asset Value.

Since investors generally perceive that there are greater risks associated with lower-rated debt securities, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities do. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market resulting in greater yield and price volatility.

Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a fund's Net Asset Value.

Lower-rated (and comparable non-rated) securities tend to offer higher yields than higher-rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers, increasing the risks of loss of income and principal versus higher-rated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Investment Adviser will attempt to reduce these risks through diversification of these funds' portfolios and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

OTHER DEBT SECURITIES

Custody Receipts. All of the funds may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custody receipts. Such receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custody receipts are not considered obligations of the U.S. Government.

Zero Coupon, Deferred Interest, and Pay-in-Kind. The HIGH INCOME FUND may invest in zero coupon bonds as well as in deferred interest, pay-in-kind and capital appreciation bonds. Zero coupon, deferred interest, pay-in-kind and capital appreciation bonds are debt obligations which are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance.

Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or provide for a specified cash payment date when the bonds begin paying current interest. As a result, zero coupon bonds are generally issued and traded at a significant discount from their face value. The discount approximates the present value amount of interest the bonds would have accrued and compounded over the period until matured.

Zero coupon bonds benefit the issuer by mitigating its initial need for cash to meet debt service, but generally provide a higher rate of return to compensate investors for the deferment of cash interest or principal payments. Such securities are often issued by companies that may not have the capacity to pay current interest and so may be considered to have more risk than current interest-bearing securities. In addition, the market price of zero coupon bonds generally is more volatile than the market prices of securities that provide for the periodic payment of interest. The market prices of zero coupon bonds are likely to fluctuate more in response to changes in interest rates than those of interest-bearing securities having similar maturities and credit quality.

Zero coupon bonds carry the additional risk that, unlike securities that provide for the periodic payment of interest to maturity, the HIGH INCOME FUND will realize no cash until a specified future payment date unless a portion of such securities is sold. If the issuer of such securities defaults, the fund may obtain no return at all on their investment. In addition, the fund's investment in zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's terms to maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. The fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the fund's distribution obligations.

Structured Securities. The HIGH INCOME FUND may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

FOREIGN GOVERNMENT SECURITIES

All of the funds may invest in debt obligations of foreign governments and governmental agencies, including those of emerging countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the funds may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt and in turn the fund's Net Asset Value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject.

CONVERTIBLE SECURITIES


The HIGH INCOME, BALANCED, GROWTH AND INCOME STOCK, CAPITAL APPRECIATION STOCK, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS may each invest in convertible securities. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated conversion rate into common stock of the issuer. As with all debt and income-bearing securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock. In evaluating a convertible security, the fund's Investment Adviser gives primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the funds may invest are subject to the same rating criteria as that fund's investments in non-convertible debt securities. Convertible debt securities, the market yields of which are substantially below prevailing yields on non-convertible debt securities of comparable quality and maturity, are treated as equity securities for the purposes of a fund's investment policies or restrictions.

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REPURCHASE AGREEMENTS

Each fund may enter into repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the seller at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System, U.S. Central Credit Union, and with "primary dealers" in U.S. Government securities. The Investment Adviser will continuously monitor the creditworthiness of the parties with whom the funds enter into repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

REVERSE REPURCHASE AGREEMENTS

Each fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the fund entering into them. Reverse repurchase agreements involve the risk that the market value of securities purchased by the fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A fund that has entered into a reverse repurchase agreement will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, each fund will establish and maintain with the Trust's custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. No fund will enter into reverse repurchase agreements and other borrowings (except from banks as a temporary measure for extraordinary emergency purposes) in amounts in excess of 30% of the fund's total assets (including the amount borrowed) taken at market value. No fund will use leverage to attempt to increase income. No fund will purchase securities while outstanding borrowings exceed 5% of the fund's total assets. Each fund will enter into reverse repurchase agreements only with federally insured banks or credit unions which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Investment Adviser will monitor the creditworthiness of the institutions involved.

U.S. GOVERNMENT SECURITIES

All of the funds may purchase U.S. Government Securities. U.S. Government Securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.

Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the U.S. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the U.S. Government, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future. U.S. Government Securities may also include zero coupon bonds.

Ginnie Maes, Freddie Macs and Fannie Maes are mortgage-backed securities which provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by individual borrowers on the pooled mortgage loans. Collateralized mortgage obligations ("CMOs") in which the fund may invest are securities issued by a corporation or a U.S. Government instrumentality that are collateralized by a portfolio of mortgages or mortgage-backed securities. Mortgage-backed securities may be less effective than traditional debt obligations of similar maturity at maintaining yields during periods of declining interest rates. (See "Mortgage-Backed and Asset-Backed Securities.")

Each fund may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

All of the funds may acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custody receipts. Such receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custody receipts are not considered obligations of the U.S. Government.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES


The BOND, HIGH INCOME, BALANCED and GROWTH AND INCOME STOCK may invest in mortgage-backed securities, which represent direct or indirect participation in, or are collateralized by and payable from, fixed rate or variable rate mortgage loans secured by real property. These funds may also invest in fixed or variable rate asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables. Such assets are securitized though the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a credit union or other financial institution unaffiliated with the Trust, or other credit enhancements may be present.


Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. A fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a fund invests in mortgage-backed and asset-backed securities, the values of its portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities.

Asset-backed securities present certain additional risks that are not presented by mortgage backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would secure an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

OTHER SECURITIES RELATED TO MORTGAGES

Mortgage Pass-Through Securities. The BOND, HIGH INCOME and BALANCED FUNDS may invest in mortgage pass-through securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issue or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of mortgage pass-through securities are variable when issued because their average lives depend on prepayment rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayment. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to the holder of a pass-through security may be different than the quoted yield on such security. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise the value of a mortgage pass-though security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed income securities.

Interests in pools or mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage pass-through securities (such as securities issued by the Government National Mortgage Association ("GNMA"), are described as "modified pass-through." These securities entitle the holder to receive all interests and principal payments owned on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration-insured or Veteran's Administration ("VA")-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage pass-through securities. GNMA securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., whose guarantees are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages (i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved seller/services which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment by FNMA of principal and interest.

FHLMC was created by Congress in 1970 as a corporate instrumentality of the U.S. Government for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates ("PCS") which represent interest in conventional mortgages (i.e., not federally insured or guaranteed) from FHLMC's national portfolio. FHLMC guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans.

Credit unions, commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The HIGH INCOME FUND may also buy mortgage-related securities without insurance or guarantees.

Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. The BOND, HIGH INCOME and BALANCED FUNDS may invest a portion of their assets in CMOs, which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued by GNMA, FNMA or FHLMC, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). The BOND, HIGH INCOME and BALANCED FUNDS may also invest a portion of their assets in multiclass pass-through securities which are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the United States government or by private originators of, or investors in, mortgage loans, including credit unions, savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (a "REMIC").

In a CMO, a series of bonds or certificates are usually issued in multiple classes with different maturities. Each class of CMOs, often referred to as a "tranch", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or a part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In a common structure, payments of principal, including any principal pre-payments, on the Mortgage Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. Certain CMOs may be stripped (securities which provide only the principal or interest factor of the underlying security). See "Stripped Mortgage-Backed Securities" below for a discussion of the risks of investing in these stripped securities and of investing in classes consisting primarily of interest payments or principal payments.

The BOND, HIGH INCOME and BALANCED FUNDS may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Stripped Mortgage-Backed Securities. The HIGH INCOME FUND may invest a portion of its assets in stripped mortgage-backed securities ("SMBS") which are derivative multiclass mortgage securities issued by agencies or instrumentalities of the United States government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks and investment banks.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while another class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive an "IO" (the right to receive all of the interest) while the other class will receive a "PO" (the right to receive all of the principal). The yield to maturity on an IO is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the HIGH INCOME FUND may fail to fully recoup its initial investment in these securities. The market value of the class consisting primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates. Because SMBS were only recently introduced, established trading markets for these securities have not yet developed, although the securities are traded among institutional investors and investment banking firms.

Mortgage Dollar Rolls. The HIGH INCOME FUND may enter into mortgage "dollar rolls" in which the fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the fund loses the right to receive principal and interest paid on the securities sold. However, the fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the fund. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. The fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, each fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

REAL ESTATE INVESTMENT TRUSTS


The BOND, HIGH INCOME, BALANCED, GROWTH AND INCOME, MID-CAP STOCK and MULTI-CAP GROWTH STOCK FUNDS may invest in shares of real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a fund.


Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the "1940 Act"). REITs (especially mortgage REITS) are also subject to interest rate risks.

FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES

Each fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are specified and for which a market exists, but which have not been issued. Each fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When a fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.

FUND NAMES


In compliance with Rule 35d-1 of the 1940 Act, a fund name that suggests the fund will focus its investments in a particular industry, group of industries, or type of investment must invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the particular industry, group of industries, or type of investment that the name suggests. The rule includes, but is not limited to, funds whose names include the terms "small, mid or large capitalization", "municipal and municipal bond", "high-yield", "stock", the name of a country or geographical region, tax-exempt, or an industry name. We believe the BOND, HIGH INCOME AND MID-CAP STOCK FUNDS and the stock portion of the GROWTH AND INCOME, CAPITAL APPRECIATION STOCK and MULTI-CAP GROWTH STOCK and INTERNATIONAL STOCK FUNDS come under this rule. Shareholders of funds subject to this rule will receive a 60-day written notice of any change to the investment policy describing the type of investment that the name suggests.


                             INVESTMENT LIMITATIONS


The Trust has adopted the following restrictions and policies relating to the investment of assets and the activities of each fund. The policies in this INVESTMENT LIMITATION section are fundamental and may not be changed for a fund without the approval of the holders of a majority of the outstanding votes of that fund (which for this purpose and under the 1940 Act means the lesser of (i) sixty-seven percent (67%) of the outstanding votes attributable to shares represented at a meeting at which more than fifty percent (50%) of the outstanding votes attributable to shares are represented or (ii) more than fifty percent (50%) of the outstanding votes attributable to shares). Except as noted below, none of the funds within the Trust may:



     1. Borrow money in excess of one-third of the value of its total assets taken at market value (including the amount borrowed) and then only from banks as a temporary measure for extraordinary or emergency purposes. This borrowing provision is not for investment leverage, but solely to facilitate management of a fund by enabling the fund to meet redemption requests where the liquidation of an investment is deemed to be inconvenient or disadvantageous. Except for the HIGH INCOME, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS, a fund will not make additional investments while it has borrowings outstanding.


     2. Underwrite securities of other issuers, except that a fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the fund, it may be deemed to be an underwriter for purposes of the Securities Act of 1933.

     3. Invest over twenty-five percent (25%) of assets taken at its market value in any one industry. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry for purposes of these rules. Telephone, gas, and electric utility industries shall be considered separate industries.


     4. Purchase or sell commodities, commodity contracts (except financial futures contracts), foreign exchange or real estate, including interests in real estate investment trusts whose securities are not readily marketable or invest in oil, gas or other mineral development or exploration programs. (This does not prohibit investment in the securities of corporations which own interests in commodities, foreign exchange, real estate or oil, gas or other mineral development or exploration programs.) The HIGH INCOME, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS may invest in securities related to oil, gas, or other mineral development or exploration programs.



     5. Make investments in the securities of any one issuer which, at the time of acquisition, account for more than five percent (5%) of the value of the assets of a fund in securities of any one issuer, except in the case of the securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


     6. Invest in securities of a company for the purpose of exercising control or management.

     7. Invest in securities issued by any other registered investment companies in excess of five percent (5%) of total assets, nor in excess of three percent (3%) of the assets of the acquired investment company. Not more than ten percent (10%) of total assets taken at market value will be invested in such securities.

     8. Purchase or sell real estate, except a fund may purchase securities which are issued by companies which invest in real estate or interests therein.

     9. Issue senior securities as defined in the Act, except insofar as a fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) borrowing money in accordance with restrictions described above; (c) lending portfolio securities; (d) purchasing securities on a when-issued or delayed delivery basis; or (e) accommodating short sales. If the asset coverage falls below three hundred percent (300%), when taking into account items (a) through (e), a fund may be required to liquidate investments to be in compliance with the Act.

     10. Lend portfolio securities in excess of thirty percent (30%) of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower at least equal at all times to the current market value of the securities loaned.


     11. Invest in illiquid assets (which include repurchase agreements that do not mature within seven (7) days, non-negotiable time deposits maturing in over seven (7) days, restricted securities, and other securities for which there is no ready market) in an amount in excess of ten percent (10%) of the value of its total assets. The HIGH INCOME, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS may invest up to fifteen percent (15%) of the value of the fund's net assets in illiquid assets.


     12. Make loans (the acquisition of bonds, debentures, notes and other securities as permitted by the investment objectives of a fund shall not be deemed to be the making of loans) except that a fund may purchase securities subject to repurchase agreements under policies established by the Trustees.


     13. Invest in foreign securities (ADRs are not considered foreign securities) in excess of ten percent (10%) of the value of its total assets. The HIGH INCOME, MID-CAP STOCK, and MULTI-CAP GROWTH STOCK FUNDS may invest up to twenty-five percent (25%) of the value of the fund's total assets in foreign securities. The GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS may invest up to 100% of the value of the fund's total assets in foreign securities.



Except for the limitations on borrowing from banks, if the above percentage restrictions, or any restrictions elsewhere in this SAI or in the prospectus covering the Fund shares, are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.



The MONEY MARKET FUND may not write put or call options, purchase common stock or other equity securities or purchase securities on margin or sell short. The BOND, HIGH INCOME, BALANCED, GROWTH AND INCOME STOCK, CAPITAL APPRECIATION STOCK, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS may not purchase securities on margin or sell short. However, each fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in futures and related options as permitted by its investment policies.


                               PORTFOLIO TURNOVER

While the MONEY MARKET FUND is not subject to specific restrictions on portfolio turnover, it generally does not seek profits by short-term trading. However, it may dispose of a portfolio security prior to its maturity where disposition seems advisable because of a revised credit evaluation of the issuer or other considerations. Because money market instruments have short maturities, the fund expects to have a high portfolio turnover, but since brokerage commissions are not customarily charged on money market instruments, a high turnover should not adversely affect Net Asset Value or net investment income.


The BOND, HIGH INCOME, BALANCED, GROWTH AND INCOME STOCK, CAPITAL APPRECIATION STOCK, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS will trade whenever, in management's view, changes are appropriate to achieve the stated investment objectives. Management does not anticipate that high portfolio turnover will be required and intends to keep such turnover to moderate levels consistent with the objectives of each fund. Although management makes no assurances, it is expected that, with the exception of the Multi-Cap Growth Stock Fund, the annual portfolio turnover rate in the stock funds will be generally less than 100%. This would mean that normally less than 100% of the securities held by the fund would be replaced in any one year (excluding turnover of securities having a maturity of one year or less). Annual portfolio turnover rates substantially exceeding 100% for the periods ended December

31, 2001, 2000, 1999 and 1998 for the Bond Fund were generally attributable to the fact that the Adviser's management team utilized an approach, now no longer in use, that involved frequent trading in the Bond Fund's portfolio.


                             MANAGEMENT OF THE FUND


Trust is governed by a Board of Trustees. The Trustees have the duties and responsibilities set forth under the applicable laws of the State of Massachusetts, including but not limited to the management and supervision of the funds. The board, from time to time, may include individuals who may be deemed, under the Act, to be affiliated persons of MEMBERS Capital Advisors, the funds' adviser. At all times, however, the majority of board members will not be affiliated with MEMBERS Capital Advisors or the funds.


The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving certain management contracts, approving or amending a 12b-1 plan, or as otherwise required by the 1940 Act.

TRUSTEES AND OFFICERS
Relationship With The Fund

                        Interested Trustees and Officers


                                                                                                             NUMBER OF
                                                                                                            PORTFOLIOS      OTHER
                                    POSITION(S)                                                              OVERSEEN      OUTSIDE
NAME, ADDRESS AND YEAR               HELD WITH      LENGTH OF        PRINCIPAL OCCUPATION DURING              IN FUND      DIRECTOR-
      OF BIRTH                        THE FUND      SERVICE(1)            PAST FIVE YEARS                     COMPLEX      SHIPS(5)
------------------------------------------------------------------------------------------------------------------------------------
Michael S. Daubs(2)(3)              Trustee and      1997 -       CUNA Mutual Insurance Society, Madison,        19         MEMBERS
5910 Mineral Point Road              Chairman        Present      WI                                                        Mutual
Madison, WI 53705                                                 Chief Officer - Investments,                              Funds
Year of Birth: 1943                                               1990 - Present

                                     President       1984 -       MEMBERS Capital Advisors, Inc.,
                                                     Present      Madison, WI
                                                                  President, 1982 - Present

                                                                  CUNA Mutual Life Insurance Company,
                                                                  Madison, WI
                                                                  Chief Officer - Investments,
                                                                  1973 - Present
------------------------------------------------------------------------------------------------------------------------------------
Lawrence R. Halverson(2)(4)           Trustee         1997 -      MEMBERS Capital Advisors, Inc.,                19         MEMBERS
5910 Mineral Point Road                              Present      Madison, WI                                               Mutual
Madison, WI 53705                                                 Senior Vice President, Equities, 1996 -                   Funds
Year of Birth: 1945                   Vice            1988 -      Present
                                     President       Present      CUNA Brokerage Services, Inc., Madison,
                                                                  WI
                                                                  President, 1996 - 1998
------------------------------------------------------------------------------------------------------------------------------------
Mary E. Hoffmann(2)(7)               Treasurer        1999 -      MEMBERS Capital Advisors, Inc., Madison,       19
5910 Mineral Point Road                              Present      WI
Madison, WI 53705                                                 Assistant Vice President - Finance &
Year of Birth: 1970                                               Operations, 2001 - Present

                                                                  MEMBERS Capital Advisors, Inc., Madison,
                                                                  WI
                                                                  Product Operations and Finance Manager,
                                                                  1998 - 2001

                                                                  CUNA Mutual Insurance Society, Madison,
                                                                  WI
                                                                  Investment Accounting Supervisor,
                                                                  1996 - 1998

                                                                                                             NUMBER OF
                                                                                                             PORTFOLIOS     OTHER
                                    POSITION(S)                                                               OVERSEEN     OUTSIDE
NAME, ADDRESS AND YEAR               HELD WITH      LENGTH OF        PRINCIPAL OCCUPATION DURING              IN FUND      DIRECTOR-
      OF BIRTH                       THE FUND       SERVICE(1)            PAST FIVE YEARS                     COMPLEX      SHIPS(5)
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Merfeld(2)                 Secretary       1999 -       MEMBERS Capital Advisors, Inc. Madison,        10
5910 Mineral Point Road                              Present      WI
Madison, WI 53705                                                 Senior Vice President, Quantitative
Year of Birth: 1957                                               Strategies, 1994 - Present
------------------------------------------------------------------------------------------------------------------------------------
Dan Owens(2)(7)                      Assistant       2001 -       MEMBERS Capital Advisors, Inc.,                19
5910 Mineral Point Road              Treasurer       Present      Madison, WI
Madison, WI 53705                                                 Senior Manager - Portfolio Operations,
Year of Birth: 1966                                               2001 - Present

                                                                  Investment Operations Manager,
                                                                  1999 - 2001

                                                                  AmerUS Capital Management, Des Moines,
                                                                  IA
                                                                  Manager, Investment Accounting -
                                                                  Reporting, 1998 - 1999

                                                                  AmerUs Life Holdings, Inc.,
                                                                  Des Moines, IA
                                                                  Senior Investment Accountant,
                                                                  1994 - 1998
------------------------------------------------------------------------------------------------------------------------------------


                       Disinterested Trustees and Officers


                                                                                                      NUMBER OF
                                                                                                      PORTFOLIOS       OTHER
                             POSITION(S)                                                              OVERSEEN        OUTSIDE
NAME, ADDRESS AND YEAR        HELD WITH      LENGTH OF         PRINCIPAL OCCUPATION DURING PAST        IN FUND        DIRECTOR-
       OF BIRTH               THE FUND       SERVICE(1)                  FIVE YEARS                    COMPLEX        SHIPS (5)
----------------------------------------------------------------------------------------------------------------------------------
Gwendolyn M. Boeke            Trustee         1998 -       Wartburg Theological Seminary                  19
2000 Heritage Way                             Present      Development Association, Dubuque, Iowa
Waverly, IA 50677                                          Development Associate, 1997 - Present
Year of Birth: 1934
                                                           Evangelical Lutheran Church in America
                                                           Foundation, Chicago, Illinois
                                                           Regional Director, 1990 - Present

                                                           Wartburg College, Dubuque, Iowa
                                                           Director, 1986-2001
----------------------------------------------------------------------------------------------------------------------------------
Alfred L. Disrud              Trustee         1987 -       Planned Giving Services                        19
2000 Heritage Way                             Present      Waverly, Iowa
Waverly, IA 50677                                          Owner, 1986 - Present
Year of Birth: 1921

----------------------------------------------------------------------------------------------------------------------------------
Thomas C. Watt                Trustee         1986 -       Vision Development Services, Inc.,             19        Wells Fargo
2000 Heritage Way                             Present      Waterloo, Iowa                                              Bank,
Waverly, IA 50677                                          Consultant, 1997 - Present                               Community
Year of Birth: 1936                                        MidAmerica Energy Company, Waterloo, Iowa                 Director,
                                                           Manager, Business Initiatives, 1987 - 1999             1985 - Present
----------------------------------------------------------------------------------------------------------------------------------

Relationship With Affiliates

                        Interested Trustees and Officers



                                                                                NUMBER OF REGISTERED         NAME OF REGISTERED
                               POSITIONS HELD WITH AFFILIATED PERSONS           INVESTMENT COMPANIES       INVESTMENT COMPANY FOR
                                  OR PRINCIPAL UNDERWRITER OF THE                FOR WHICH THE SAME       WHICH THE SAME POSITION IS
     NAME                                  TRUST(6)                              POSITION IS HELD(7)               HELD(7)
------------------------------------------------------------------------------------------------------------------------------------
Michael S. Daubs               MEMBERS Capital Advisors, Inc.
                               President
                               1982 - Present
                               Director, 1995 - Present
------------------------------------------------------------------------------------------------------------------------------------
Lawrence R. Halverson          MEMBERS Capital Advisors, Inc.
                               Senior Vice President,
                               1996 - Present
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Merfeld              MEMBERS Capital Advisors, Inc.
                               Senior Vice President, 2000 - Present
                               Secretary, 1999 - Present
------------------------------------------------------------------------------------------------------------------------------------
Mary E. Hoffmann               MEMBERS Capital Advisors, Inc.                           10                   MEMBERS Mutual Funds
                               Assistant Vice President - Finance &
                               Operations, 2001 - Present
                               Treasurer, 2000 - Present
------------------------------------------------------------------------------------------------------------------------------------
Dan Owens                      MEMBERS Capital Advisors, Inc.                           10                   MEMBERS Mutual Funds
                               Senior Manager - Portfolio Operations,
                               2001 - Present
------------------------------------------------------------------------------------------------------------------------------------


                       Disinterested Trustees and Officers

                                                                                NUMBER OF REGISTERED         NAME OF REGISTERED
                               POSITIONS HELD WITH AFFILIATED PERSONS           INVESTMENT COMPANIES       INVESTMENT COMPANY FOR
                                  OR PRINCIPAL UNDERWRITER OF THE                FOR WHICH THE SAME       WHICH THE SAME POSITION IS
     NAME                                   TRUST(6)                             POSITION IS HELD(7)               HELD(7)
------------------------------------------------------------------------------------------------------------------------------------
Gwendolyn M. Boeke                          None
------------------------------------------------------------------------------------------------------------------------------------
Alfred L. Disrud                            None
------------------------------------------------------------------------------------------------------------------------------------
Thomas C. Watt                              None
------------------------------------------------------------------------------------------------------------------------------------


(1) The board of trustees and officers of the Trust do not currently have term limitations.


(2) "Interested person" as defined in the 1940 Act.

(3) Mr. Daubs is considered an "interested" trustee because of the position he holds with the investment advisor of the trust.

(4) Mr. Halverson is considered an "interested" trustee because of the position he holds with the investment advisor of the trust.


(5) Includes only directorships with companies that:


    (a) have a class of securities registered with the SEC under the Securities Exchange Act, section 12; or

    (b) are subject to the requirements of section 15(d) of the Securities Exchange Act; or


    (c) are registered as an investment company.


(6) Only for interested persons.

(7) Only Mary Hoffmann and Dan Owens meet this disclosure requirement.

TRUSTEE COMPENSATION

                               Interested Trustees

                                                                     TOTAL COMPENSATION FROM
                                 AGGREGATE COMPENSATION FROM             TRUST AND FUND
     TRUSTEE NAME                        TRUST(1)                         COMPLEX(1)(2)
--------------------------------------------------------------------------------------------
Michael S. Daubs(3)                        None                               None
--------------------------------------------------------------------------------------------
Lawrence R. Halverson(3)                   None                               None
--------------------------------------------------------------------------------------------

                             Disinterested Trustees


                                                                     TOTAL COMPENSATION FROM
                                 AGGREGATE COMPENSATION FROM             TRUST AND FUND
     TRUSTEE NAME                        TRUST(1)                         COMPLEX(1)(2)
--------------------------------------------------------------------------------------------
Gwendolyn M. Boeke                          $5,500                          $11,000
--------------------------------------------------------------------------------------------
Alfred L. Disrud                            $5,500                          $11,000
--------------------------------------------------------------------------------------------
Thomas C. Watt                              $5,500                          $11,000
--------------------------------------------------------------------------------------------



(1) Amounts for the fiscal year ending December 31, 2002.



(2) "Fund Complex" includes the Trust and the MEMBERS Mutual Funds.


(3) Non-compensated interested trustee.

There have been no arrangements or understandings between any officer or director and any other person(s) pursuant to which (s)he was selected as a director or officer. Trustees are not entitled to pension/annual retirement benefits.

COMMITTEES
Audit Committee

Members:          Gwendolyn M. Boeke
                  Alfred L. Disrud

Functions:

(a)      Meet with the Trust's independent public accountants to:

         (i)      review the arrangements for and scope of the audit;

         (ii) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the independent auditors, or other results of the audit;

         (iii) consider the independent auditors' comments and suggestions with respect to the Trust's financial policies, accounting procedures and internal accounting controls; and

         (iv) review the form of opinion the auditors propose to render to the Trust;

(b) Review memoranda, if any, prepared by the independent auditors setting forth any recommended procedural changes;

(c) Consider the effect upon the Trust of any changes in accounting principles or practices proposed by management or the independent auditors;

(d) Review audit and non-audit services provided to the Trust by such independent auditors and the fees charged for such services;

(e) Consider whether to retain the auditors for the next fiscal year and, in connection therewith, evaluate the independence of the auditors; and

(f) Report to the Board from time to time and make such recommendations with respect to the above and such other matters as the Audit Committee may deem necessary or appropriate.


The Audit Committee met twice in 2002.

Interim Valuation Committee (Fair Value Committee)

Members:          Lawrence Halverson
                  Michael Daubs
                  Thomas Watt
Function:

Make a good faith determination of the fair value of portfolio securities that have no readily available market quotation.


The Fair Value Committee met zero times in 2002.



TRUSTEES' HOLDINGS


                               Interested Trustees

                                                          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                   DOLLAR RANGE OF         ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                                EQUITY SECURITIES IN           BY DIRECTOR IN FAMILY OF INVESTMENT
      NAME OF TRUSTEE           ULTRA SERIES FUND(2)                  COMPANIES(1)(2)
--------------------------------------------------------------------------------------------------------
Michael S. Daubs                 $50,001 - $100,000                       Over $100,000
--------------------------------------------------------------------------------------------------------
Lawrence R. Halverson                 None                              $50,001 - $100,000
--------------------------------------------------------------------------------------------------------

                             Disinterested Trustees


                                                          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                   DOLLAR RANGE OF         ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                                EQUITY SECURITIES IN           BY DIRECTOR IN FAMILY OF INVESTMENT
 NAME OF TRUSTEE                ULTRA SERIES FUND(2)                  COMPANIES(1)(2)
--------------------------------------------------------------------------------------------------------
Gwendolyn M. Boeke                     None                             $1 - $10,000
--------------------------------------------------------------------------------------------------------
Alfred L. Disrud                       None                          $10,001 - $50,000
--------------------------------------------------------------------------------------------------------
Thomas C. Watt                         None                                None
--------------------------------------------------------------------------------------------------------



(1) Information provided is as of December 31, 2002. Both the Trust and MEMBERS Mutual Funds are included in the family of investment companies.


(2) Dollar Ranges are as follows: None

$1 - $10,000                    $10,001 - $50,000
$50,001 - $100,000              Over $100,000

SUBSTANTIAL SHAREHOLDERS


CUNA Mutual Life Insurance Company (the "Company") established the Trust as an investment vehicle underlying the separate accounts of the Company which issue variable contracts. As of May 1, 2003, the separate accounts of the Company and certain qualified plans were the only shareholders of the Trust.


BENEFICIAL OWNERS


As of April 1, 2003, the directors and officers as a group owned less than one percent (1%) of the Fund. In addition to its own beneficial interest in each fund, the Company holds legal title on behalf of the beneficiaries of employee benefit plans held within the Company separate accounts not registered pursuant to an exemption from the registration provisions of the securities acts. As of April 1, 2003 no one person had a beneficial interest in the fund exceeding five percent (5%).


CODE OF ETHICS


The Trust, its adviser, MEMBERS Capital Advisors (the "Adviser" or "Investment Adviser"), the Funds' subadvisers, and the Trust's principal underwriter, CUNA Brokerage Services, Inc., have adopted codes of ethics pursuant to Rule 17j-1 under the Act. The codes permit access persons, as that term is defined under Rule 17j-1, to invest in securities, including securities that may be purchased or held by the fund, for their own accounts. The codes, however, establish certain procedures and prohibitions on investments in securities for personal accounts. The codes are on public file with, and are available from, the SEC.


                             THE INVESTMENT ADVISER


The Management Agreement ("Agreement") requires that the Investment Adviser provide continuous professional investment management of the investments of the Trust, including establishing an investment program complying with the investment objectives, policies and restrictions of each Series. In addition, the Investment Adviser has agreed to provide, or arrange to have provided, all services to each Series of the Trust, including but not limited to legal and accounting services, mailing and printing services, custody and transfer agent services, etc. The Investment Adviser is MEMBERS Capital Advisors, Inc. The Company, and CUNA Mutual Investment Corporation each own a one-half interest in the Investment Adviser. CUNA Mutual Insurance Society is the sole owner of CUNA Mutual Investment Corporation. CUNA Mutual Investment Corporation is the sole owner of CUNA Brokerage Services, Inc., the principal underwriter. The Investment Adviser and the Trust have servicing agreements with the Company and with CUNA Mutual Insurance Society. The Company and CUNA Mutual Insurance Society entered into a permanent affiliation July 1, 1990. At the current time, all of the directors of the Company are also directors of CUNA Mutual Insurance Society and many of the senior executive officers of the Company hold similar positions with CUNA Mutual Insurance Society.



The Investment Adviser, pursuant to the Agreement that became effective May 1, 1997, provides investment advice for each fund and provides or arranges for the provision of substantially all other services required by the Trust through services agreements with affiliated and unaffiliated service providers. Such services include all administrative, accounting and legal services as well as the services of custodians, transfer agents and dividend disbursing agents. There are, however, certain expenses that the Trust pays for itself under the Agreement. These are: fees of the independent Trustees, fees of the independent auditors, interest on borrowings by a fund, any taxes that a fund must pay, and any extraordinary expenses incurred by a fund or funds not in the ordinary course of business. As full compensation for its services, the Trust pays the Investment Adviser a unitary fee computed at an annualized percentage rate of the average value of the daily net assets of each series as set forth in the table below:


                              Management Fee Table
                               Total Advisory Fees
                         Incurred during the Fiscal Year
                                Ended December 31


---------------------------------------------------------------------------------------------------------------
          FUND                               MANAGEMENT FEE            2002             2001            2000
---------------------------------------------------------------------------------------------------------------
MONEY MARKET                                      0.45%             $  814,603       $  594,691      $  380,456
---------------------------------------------------------------------------------------------------------------
BOND                                              0.55%              2,486,780        1,858,345       1,525,363
---------------------------------------------------------------------------------------------------------------
HIGH INCOME                                       0.75%                161,728          103,722          12,534
---------------------------------------------------------------------------------------------------------------
BALANCED                                          0.70%              4,468,675        4,627,267       4,468,183
---------------------------------------------------------------------------------------------------------------
GROWTH & INCOME STOCK                             0.60%              5,375,023        6,348,469       6,901,242
---------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION STOCK                        0.80%              5,559,099        6,985,661       7,065,708
---------------------------------------------------------------------------------------------------------------
MID-CAP STOCK                                     1.00%              1,089,564          832,565         428,332
---------------------------------------------------------------------------------------------------------------
MULTI-CAP GROWTH STOCK                            0.85%                230,580           92,365          13,584
---------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES                                 0.95%                104,550           97,885          15,535
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK                               1.20%                237,950          226,686          38,844
---------------------------------------------------------------------------------------------------------------



The Investment Adviser or subadviser (as applicable) makes the investment decisions and is responsible for the investment and reinvestment of assets; performs research, statistical analysis, and continuous supervision of the fund's investment portfolio; furnishes office space for the Trust; provides the Trust with such accounting data concerning the investment activities of the Trust as is required to be prepared and files all periodic financial reports and returns required to be filed with the SEC and any other regulatory agency; continuously monitors compliance by the Trust in its investment activities with the requirements of the Act and the rules promulgated pursuant thereto; and renders to the Trust such periodic and special reports as may be reasonably requested with respect to matters relating to the duties of the Investment Adviser.

The board of trustees, including a majority of the independent trustees, considered whether to approve the Trust's investment advisory and subadvisory agreements, with the assistance of independent counsel to the independent trustees. The board of trustees considered the advisory fee structure of each of the funds in light of a variety of factors, including (a) the nature and quality of services to be provided to the Trust, its funds and their respective shareholders; (b) the investment adviser's anticipated costs in providing those services and its profitability in providing such services; (c) the economies of scale, if any, to be realized by the investment adviser; (d) the management fees compared to those other comparable mutual funds; (e) the expense ratios compared with those of other comparable mutual funds; and (f) other benefits to be derived in connection with the investment adviser's or subadviser's relationship with the Trust.



As part of its consideration of the quality of services to be provided to the Trust, funds and shareholders by the Adviser, the board of trustees reviewed the Investment Adviser's anticipated profit/loss situation with respect to each fund and on an aggregate basis, and the board of trustees, including a majority of the independent trustees, considered the Investment Adviser's anticipated profit/loss situation to be reasonable in relation to the nature, quality and costs of the Investment Adviser's services.



As part of its consideration of the economies of scale and advisory fees, the board of trustees also considered the projected expense ratios of the funds and the costs incurred by the Investment Adviser. In comparing the expense ratio of each of the funds to those of other mutual funds, the board of trustees, including a majority of the independent trustees, took into account that the projected expense ratios compared favorably to those of other comparable mutual funds.



Prior to January 1, 2001, the Investment Adviser contracted with the Company to perform some of these services on behalf of the Trust in return for a portion of the investment advisory fee. The Investment Adviser paid $3,827,693 and $4,629,315 for those services in 1999 and 2000, respectively.



The Investment Adviser entered into an Investment Accounting Agreement effective October 28, 2000, with State Street Bank and Trust Company for the performance of investment accounting services on behalf of the Trust in return for a portion of the investment advisory fee. The Investment Adviser paid approximately $2,600 for those services in 2000, $426,794 in 2001 and $444,600 in 2002.



The Agreement provides that the Investment Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, or for any losses that may be sustained in the purchase, holding or sale of any security, except for an act or omission involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Agreement.


The directors and principal officers of the Investment Adviser are as follows:


Joyce A. Harris                          Director and Chair
George A. Nelson                         Director and Vice Chair
Michael S. Daubs                         Director and President
James C. Hickman                         Director
Michael B. Kitchen                       Director
Thomas J. Merfeld                        Senior Vice President and Secretary
Lawrence R. Halverson                    Senior Vice President
Jeffrey B. Pantages                      Senior Vice President
Mark T. Warshauer                        Senior Vice President
Mary E. Hoffmann                         Treasurer and Assistant Vice President
Tracy K. Lien                            Assistant Secretary
Sean Fallon                              Vice President



CUNA Brokerage Services, Inc., 5910 Mineral Point Road, Madison, WI 53705-4456 is the Trust's principal underwriter.


                     MANAGEMENT AGREEMENTS WITH SUBADVISERS


As described in the prospectus, MEMBERS Capital Advisors manages the assets of the HIGH INCOME, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES, and INTERNATIONAL STOCK FUNDS using a "manager of managers" approach under which MEMBERS Capital Advisors may allocate some of the fund's assets among one or more "specialist" subadvisers (each, a "Subadviser").



Even though Subadvisers have day-to-day responsibility over the management of a portion of the HIGH INCOME, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS, MEMBERS Capital Advisors retains the ultimate responsibility for the performance of these funds and will oversee the Subadvisers and recommend their hiring, termination, and replacement.



MEMBERS Capital Advisors may, at some future time, employ a subadvisory or "manager of managers" approach to other new or existing funds in addition to the HIGH INCOME, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES, and INTERNATIONAL STOCK FUNDS.


THE SUBADVISER FOR THE HIGH INCOME FUND

As of the date of the prospectus, Massachusetts Financial Services Company ("MFS") is the only Subadviser managing the assets of the HIGH INCOME FUND. For its services to the fund, MFS receives a management fee from MEMBERS Capital Advisors, computed and accrued daily and paid monthly, at the following annual rates:

First $100 million        0.375%
Next $150 million          0.35%
Next $250 million         0.325%
Above $500 million         0.30%

Pursuant to the above formula, MEMBERS Capital Advisors paid a management fee to MFS in the following amounts:


Fiscal Year Ended                             Amount
-----------------                             ------
December 31, 2002                             $80,853
December 31, 2001                             $51,397
December 31, 2000                               6,285


THE SUBADVISER FOR THE MID-CAP STOCK FUND


As of the date of the prospectus, Wellington Management Company, LLP ("Wellington Management") is the only Subadviser managing the small-cap portion of the MID-CAP STOCK FUND. For its services to the fund, Wellington Management receives a management fee from MEMBERS Capital Advisors, computed and accrued daily and paid monthly, equal on an annual basis to 0.60% of net assets managed by Wellington Management.


Pursuant to the above formula, MEMBERS Capital Advisors paid a management fee to Wellington Management in the following amount(s):


Fiscal Year Ended                             Amount
-----------------                             ------
December 31, 2002                            $141,069
December 31, 2001                            $ 97,640
December 31, 2000*                             31,068


*Wellington Management began subadvising the fund on May 1, 2000.


Pursuant to an Investment Sub-Advisory Agreement between MEMBERS Capital Advisors and Heartland Advisors, Inc. ("Heartland") that was terminated on April 30, 2000, MEMBERS Capital Advisors paid a management fee for Heartland's subadvisory services of the MID-CAP STOCK FUND in the following amounts:



Fiscal Year Ended                              Amount
-----------------                              ------
December 31, 2002                             $    --
December 31, 2001                             $    --
May 1, 2000*                                   13,480



*Heartland's subadvisory contract was terminated on May 1, 2000.

THE SUBADVISER FOR THE MULTI-CAP GROWTH STOCK FUND

As of the date of the prospectus, Wellington Management is the only Subadviser managing the assets of the MULTI-CAP GROWTH STOCK FUND. For its services to the fund, Wellington Management receives a management fee from MEMBERS Capital Advisors, computed and accrued daily and paid monthly, at the following annual rates:

First $100 million        0.50%
Above $100 million        0.40%


Pursuant to the above formula, MEMBERS Capital Advisors paid a management fee to Wellington Management as follows:



      Fiscal Year Ended                      Amount
      -----------------                      ------
May 1, 2002 to December 31, 2002            $112,294



Pursuant to an Investment Sub-Advisory Agreement between MEMBERS Capital Advisors and MFS that was terminated on May 1, 2002, MEMBERS Capital Advisors paid a management fee for MFS' subadvisory services of the MULTI-CAP GROWTH STOCK FUND (formerly known as the EMERGING GROWTH FUND) in the following amounts:



        Fiscal Year Ended                     Amount
        -----------------                     ------
January 1, 2002 to April 30, 2002             $21,012
December 31, 2001                             $48,881
December 31, 2000                               7,198



THE SUBADVISER FOR THE GLOBAL SECURITIES FUND



As of the date of the prospectus, Oppenheimer Funds, Inc. ("Oppenheimer") is the only Subadviser managing the assets of the GLOBAL SECURITIES FUND. For its services to the fund, Oppenheimer receives a management fee from MEMBERS Capital Advisors, computed and accrued daily and paid monthly, at the following annual rates:



First $50 million         0.50%
Next $50 million          0.45%
Next $150 million         0.40%
Above $250 million        0.35%



Pursuant to the above formula, MEMBERS Capital Advisors paid a management fee to Oppenheimer in the following amounts:



Fiscal Year Ended                             Amount
-----------------                             ------
December 31, 2002                             $54,896
December 31, 2001                             $50,644
December 31, 2000*                              8,199



*Oppenheimer began subadvising the fund May 1, 2000.


THE SUBADVISER FOR THE INTERNATIONAL STOCK FUND

As of the date of the prospectus, the assets of the INTERNATIONAL STOCK FUND are managed by Lazard Asset Management ("Lazard").

For its services to the fund, Lazard receives a management fee from MEMBERS Capital Advisors, computed and accrued daily and paid monthly, for three separate asset allocation categories, at the following annual rates:


EAFE:
----
  First $25 million       0.65%
  Next $25 million        0.55%
  Above $50 million       0.50%
  Small-Cap               0.75%
  Emerging Markets        0.75%

Pursuant to the above formula, MEMBERS Capital Advisors paid an aggregate management fee to Lazard in the following amounts:


Fiscal Year Ended                             Amount
-----------------                             ------
December 31, 2002                            $146,339
December 31, 2001                            $137,421
December 31, 2000                              23,498




















                              EXPENSES OF THE FUND


The MONEY MARKET, BOND, HIGH INCOME, BALANCED, GROWTH AND INCOME STOCK, CAPITAL APPRECIATION STOCK, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS are currently obligated to pay to the Investment Adviser the Management Fee set forth in the Management Fee Table above. As part of its services, the Investment Adviser has agreed to provide or arrange to have provided, administrative services to each fund.


                         DISTRIBUTION PLAN AND AGREEMENT


The Trust has adopted a distribution plan pursuant to Rule 12b-1 of the Act ("Distribution Plan") under which the Trust bears certain expenses relating to the distribution of Class C shares. The Distribution Plan provides for the Trust to pay CUNA Brokerage Services, Inc. a distribution fee equal, on an annual basis, to 0.25% of the average daily net assets of each fund attributable to Class C shares. The distribution fee is calculated and accrued daily and paid quarterly or at such other intervals as the Trust and CUNA Brokerage Services, Inc. agree. The distribution fee is paid solely out of each fund's assets supporting Class C shares. This means that the Net Asset Value of Class C shares reflects the daily accrual of the fee but that the Net Asset Value of Class Z shares is not affected by the distribution fee and no distribution fee is supported by assets of any fund representing Class Z shares.



Under the Distribution Plan, CUNA Brokerage Services, Inc. receives the entire amount of the distribution fee and may spend any amount of the fee that it considers appropriate to finance any activity that is primarily intended to result in the sale of Class C shares or to service Class C shareholders. CUNA Brokerage Services, Inc. does not have to spend all of the distribution fee and can spend more than the amount of the fee to finance activities intended to result in the sale of Class C shares or to service Class C shareholders. If CUNA Brokerage Services, Inc. spends less than the entire amount of the fee in any period, it may keep the amounts not spent. If CUNA Brokerage Services, Inc. spends more than the amount of the fee in any period, the Trust will not reimburse CUNA Brokerage Services, Inc. for the difference.



Activities primarily intended to result in the sale of Class C shares or service Class C shareholders include, among other: (a) compensation to employees of CUNA Brokerage Services, Inc.; (b) compensation to and expenses, including overhead and telephone expenses, of CUNA Brokerage Services, Inc., other selected broker-dealers, and insurance companies who engage in or support activities primarily intended to result in the sale of Class C shares; (c) the costs of printing and distributing prospectuses, statements of additional information and annual and interim reports of the Trust for prospective Class C shareholders;
(d) the costs of preparing, printing and distributing sales literature and advertising materials attributable to Class C shares; (e) expenses relating to the formulation and implementation of marketing strategies and promotional activities relating to Class C shares such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; and (f) the costs of obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. CUNA Brokerage Services, Inc. did not incur any expenses in 2002 relating to the sale of Class C shares.



The Distribution Plan was initially approved on October 29, 1996, by the Board of Trustees of the Trust, including all disinterested Trustees. The Distribution Plan became effective May 1, 1997, and continues in effect from year to year only so long as such continuance is approved at least annually by the Trustees, including a majority of the Trustees who are not interested, as defined by the Act, and who have no direct or indirect financial interest in the operation of the Distribution Plan or agreements related to it.



Any amendment which would materially increase the amount which the Trust may expend under the Distribution Plan requires approval by holders of a majority of the outstanding shares of the Trust. Any agreement related to the Distribution

Plan may be terminated at any time, upon sixty (60) days written notice to the other party, by a vote of a majority of the disinterested Trustees, or by vote of a majority of the Trust's outstanding voting securities. In the event of an assignment, the Distribution Plan terminates automatically. As long as the Distribution Plan is in effect, the selection and nomination of the disinterested Trustees of the Trust are committed to the discretion of the disinterested Trustees.


                                 TRANSFER AGENT

CUNA Mutual Life Insurance Company ("CUNA Mutual"), 2000 Heritage Way, Waverly, IA 50677, is the transfer agent. As transfer agent, CUNA Mutual maintains the shareholder records and reports.

                                    CUSTODIAN


State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, is the current custodian for the securities and cash of the Trust. The custodian holds for the Trust all securities and cash owned by the Trust, and receives for the Trust all payments of income, payments of principal or capital distributions with respect to securities owned by the Trust. Also, the custodian receives payment for the shares issued by the Trust. The custodian releases and delivers securities and cash upon proper instructions from the Trust. Pursuant to and in furtherance of a Custody Agreement with the custodian, the Trust uses automated instructions and a cash data entry system to transfer monies to and from the Trust's account at the custodian.


                             INDEPENDENT ACCOUNTANTS

The financial statements have been included herein and elsewhere in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, WI 53202, independent accountants, and upon the authority of said firm as experts in accounting and auditing.

                                    BROKERAGE


It is the policy of the Trust, in effecting transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including without limitation, the overall direct net economic result (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid.



Subject to the foregoing, a factor in the selection of brokers may be the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Trust, or the Investment Adviser or Sub-adviser ("Advisers" for purposes of this section), is considered to be in addition to and not in lieu of services required to be performed by the Advisers under its contract with the Trust. Research obtained on behalf of the Trust may be used by the Advisers in connection with other clients of the Advisers. Conversely, research received from placement of brokerage for other accounts may be used by the Advisers in managing investments of the Trust. Therefore, the correlation of the cost of research to individual clients of the Advisers, including the Trust, is indeterminable and cannot practically be allocated among the Trust and the Advisers' other clients. Consistent with the above, the Trust may effect principal transactions with a broker-dealer that furnishes brokerage and/or research services, or designate any such broker-dealer to receive selling commissions, discounts or other allowances, or otherwise deal with any broker-dealer, in connection with the acquisition of securities in underwritings. Accordingly, the net prices or commission rates charged by any such broker-dealer may be greater than the amount another firm might charge if the Adviser determines in good faith that the amount of such net prices and commissions is reasonable in relation to the value of the services and research information provided by such broker-dealer to the Trust.

--------------------------------------------------------------------------------------------------------------
                                             FOR THE YEAR ENDED      FOR THE YEAR ENDED     FOR THE YEAR ENDED
FUND                                         DECEMBER 31, 2002       DECEMBER 31, 2001      DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------
Money Market                                      $     --               $     --               $     --
--------------------------------------------------------------------------------------------------------------
Bond                                                    --                     --                     --
--------------------------------------------------------------------------------------------------------------
High Income                                             --                     --                    190
--------------------------------------------------------------------------------------------------------------
Balanced                                           185,022                111,656                 70,354
--------------------------------------------------------------------------------------------------------------
Growth and Income Stock                            306,424                362,231                205,876
--------------------------------------------------------------------------------------------------------------
Capital Appreciation Stock                         488,471                490,917                297,276
--------------------------------------------------------------------------------------------------------------
Mid-Cap Stock                                      122,038                 86,949                 32,606
--------------------------------------------------------------------------------------------------------------
Multi-Cap Growth Stock                             226,924                 37,529                  5,832
--------------------------------------------------------------------------------------------------------------
Global Securities                                   18,175                 14,446                 17,247
--------------------------------------------------------------------------------------------------------------
International Stock                                 33,397                 38,921                 22,328
--------------------------------------------------------------------------------------------------------------



The Trust expects that purchases and sales of money market instruments usually will be principal transactions. Money market instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases. Purchases from underwriters will include the underwriting commission or concession and purchases from dealers serving as market makers will include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Trust will deal with the primary market makers unless equal or more favorable prices are otherwise obtainable.



Where advantageous, the Trust may participate with other clients of the Advisers in "bunching of trades" wherein one purchase or sale transaction representing several different client accounts is placed with a broker. The Advisers have established various policies and procedures that assure equitable treatment of all accounts.


The policy with respect to brokerage is and will be reviewed by the Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

                               SHARES OF THE TRUST

SHARES OF BENEFICIAL INTEREST


The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Trust without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of the ten funds described in the prospectus. Additional series and/or classes may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Trust, or new series of the Trust, into one or more classes. As of the date of this SAI, the Trustees have authorized the issuance of two classes of shares of the fund, designated as Class C and Class Z. Additional classes of shares may be offered in the future. As of the date hereof, there are no Class C shares outstanding.


The shares of each class of each fund represent an equal proportionate interest in the aggregate net assets attributable to that class of that fund. The different classes of a fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by each fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the fact that: (i) the distribution and service fees relating to Class C or Class Z shares will be borne exclusively by that class; (ii) each of Class C shares and Class Z shares will bear any other class expenses properly allocable to such class of shares, subject to the requirements imposed by the Internal Revenue Service on funds having a multiple-class structure. Similarly, the Net Asset Value per share may vary depending on whether Class C shares or Class Z shares are purchased.

In the event of liquidation, shareholders of each class of each fund are entitled to share pro rata in the net assets of the class of the fund available for distribution to these shareholders. Shares entitle their holders to one vote per dollar value of shares, and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Share certificates will not be issued.

LIMITATION OF TRUSTEE AND OFFICER LIABILITY

The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

LIMITATION OF INTERSERIES LIABILITY

All persons dealing with a fund must look solely to the property of that particular fund for the enforcement of any claims against that fund, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a fund or the Trust. No fund is liable for the obligations of any other fund. Since the funds use a combined prospectus, however, it is possible that one fund might become liable for a misstatement or omission in the prospectus regarding another fund with which its disclosure is combined. The Trustees have considered this factor in approving the use of the combined prospectus.

                                  VOTING RIGHTS


Pursuant to current interpretations of the Act, the Company will solicit voting instructions from owners of variable annuity or variable life insurance contracts issued by it with respect to any matters that are presented to a vote of shareholders. Insurance companies not affiliated with the CUNA Mutual Group will generally follow similar procedures. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote shall be voted in the aggregate and not by series or Class, except for matters concerning only a series or Class. Certain matters approved by a vote of the shareholders of the Trust may not be binding on a series or Class whose shareholders have not approved such matter. This is the case if the matter affects interests of that series or Class which are not identical with the interests of all other series and Classes such as a change in investment policy, approval of the Investment Adviser or a material change in the distribution Plan and failure by the holders of a majority of the outstanding voting securities of the series or Class to approve the matter. The holder of each share of each series or Class of stock of the Trust shall be entitled to one vote for each full dollar of Net Asset Value and a fractional vote for each fractional dollar of Net Asset Value attributed to the shareholder.



The Trust is not required to hold annual meetings of shareholders and does not plan to do so. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust. The Trustees have the power to alter the number and the terms of office of the Trustees, and may lengthen their own terms or make their terms of unlimited duration and appoint their successors, provided always at least a majority of the Trustees have been elected by the shareholders of the Trust. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the outstanding shares and the Declaration of Trust sets out procedures to be followed.


                              CONFLICTS OF INTEREST


Because shares of the Trust are sold to the CUNA Mutual Group separate accounts, qualified retirement plans sponsored by CUNA Mutual Group, unaffiliated insurance company separate accounts and qualified retirement plans, it is possible that material conflicts could arise among and between the interests of:
(1) variable annuity contract owners (or participants under group variable annuity contracts) and variable life insurance contract owners, or (2) owners of variable annuity and variable life insurance contracts of affiliated and unaffiliated insurance companies and (3) participants in affiliated and unaffiliated qualified retirement plans. Such material conflicts could include, for example, differences in federal tax treatment of variable annuity contracts versus variable life insurance contracts. The Trust does not currently foresee any disadvantage to one category of investors vis-a-vis another arising from the fact that the Trust's shares support different types of variable insurance contracts. However, the Trust's Board of Trustees will continuously monitor events to identify any potential material conflicts that may arise between the interests of different categories or classes of investors and to determine what action, if any, should be taken to resolve such conflicts. Such action may include redeeming shares of the Trust held by one or more of the separate accounts or qualified retirement plans involved in any material irreconcilable conflict.


                            NET ASSET VALUE OF SHARES

Each fund's Net Asset Value per share (except the MONEY MARKET FUND) is normally determined once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on each day when the New York Stock Exchange is open for business. The MONEY MARKET FUND'S Net Asset Value normally is determined once daily on each day that both the New York Stock Exchange and the Federal Reserve Banks are open for business. The New York Stock Exchange and the Federal Reserve Banks are each scheduled to be open Monday through Friday throughout the year, except for certain federal bank, national or other holidays. Net Asset Value is determined by dividing each fund's total net assets by the number of shares outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Shares will be sold or redeemed at the Net Asset Value next determined after receipt of the purchase order or request for redemption.


The Net Asset Value of a share issued by the BOND, HIGH INCOME, BALANCED, GROWTH AND INCOME STOCK, CAPITAL APPRECIATION STOCK, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS was initially set at $10.00 per share. The Net Asset Value of a share issued by the MONEY MARKET FUND was initially set at $1.00 per share. (See MONEY MARKET FUND below.)


MONEY MARKET FUND

The Trustees have determined that the best method currently available for determining the Net Asset Value is the amortized cost method. The Trustees will utilize this method pursuant to Rule 2a-7 of the Act. The use of this valuation method will be continuously reviewed and the Trustees will make such changes as may be necessary to assure that assets are valued fairly as determined by the Trustees in good faith. Rule 2a-7 obligates the Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the investment objectives, to stabilize the Net Asset Value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include periodically monitoring, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the Net Asset Value per share based upon available market quotations. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of one percent (1%) between the two. The Trustees will take such steps as they consider appropriate, (e.g., redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. Rule 2a-7 requires that the fund limit its investments to instruments which the Trustees determine will present minimal credit risks and which are of high quality as determined by a major rating agency, or, in the case of any instrument that is not so rated, of comparable quality as determined by the Trustees. It also calls for the fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable Net Asset Value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the fund will invest its available cash in such manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

It is the normal practice of the fund to hold portfolio securities to maturity. Therefore, unless a sale or other disposition of a security is mandated by redemption requirements or other extraordinary circumstances, the fund will realize the par value of the security. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the Net Asset Value is affected by any unrealized appreciation or depreciation. In periods of declining interest rates, the indicated daily yield on shares the fund has computed by dividing the annualized daily income by the Net Asset Value will tend to be higher than if the valuation were based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares the fund has computed by dividing the annualized daily income by the Net Asset Value will tend to be lower than if the valuation were based upon market prices and estimates.

BOND, HIGH INCOME, BALANCED, GROWTH AND INCOME STOCK, CAPITAL APPRECIATION STOCK, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES AND INTERNATIONAL STOCK FUNDS


Common stocks that are traded on an established exchange or over-the-counter are valued on the basis of market price, provided that a market quotation is readily available. Otherwise, they are valued at fair value as determined in good faith by or at the direction of the Trustees.

Stripped Treasury Securities, long-term straight debt obligations, and non-convertible preferred stocks are valued using readily available market quotations, if available. When exchange quotations are used, the latest quoted sale price is used. If an over-the-counter quotation is used, the last bid price will normally be used. If readily available market quotations are not available, these securities are valued at market value as determined in good faith by or at the direction of the Trustees. Readily available market quotations will not be deemed available if an exchange quotation exists for a debt security, preferred stock, or security convertible into common stock, but it does not reflect the true value of the fund's holdings because sales have occurred infrequently, the market for the security is thin, or the size of the reported trade is considered not comparable to the fund's institutional size holdings. When readily available market quotations are not available, the fund will use an independent pricing service which provides valuations for normal institutional size trading units of such securities. Such a service may utilize a matrix system which takes into account appropriate factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. These valuations are reviewed by the Investment Adviser. If the Investment Adviser believes that evaluation still does not represent a fair value, it will present for approval of the Trustees such other valuation as the Investment Adviser considers to represent a fair value. The specific pricing service or services to be used will be presented for approval of the Trustees.

Short-term instruments having maturities of sixty (60) days or less will be valued at amortized cost. Short-term instruments having maturities of more than sixty (60) days will be valued at market values or values based on current interest rates.

Options, stock index futures, interest rate futures, and related options which are traded on U.S. exchanges or boards of trade are valued at the closing price as of the close of the New York Stock Exchange.

The Investment Adviser, at the direction of the Trustees, values the following at prices it deems in good faith to be fair:

     1. Securities (including restricted securities) for which complete quotations are not readily available, and

     2. Listed securities if, in the opinion of the Investment Adviser, the last sale price does not reflect the current market value or if no sale occurred, and


     3.  Other assets.



If events materially affecting the values of the funds' investments occur between the close of markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value by the Trust's Board of Trustees or its delegates.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


It is the intention of the Trust to distribute substantially all of the net investment income and realized capital gains as follows:


(i) Dividends on the MONEY MARKET FUND will be declared and reinvested daily in additional full and fractional shares of the MONEY MARKET FUND.


(ii) Dividends of ordinary income from the BOND, HIGH INCOME, BALANCED, GROWTH AND INCOME STOCK, CAPITAL APPRECIATION STOCK, MID-CAP STOCK, MULTI-CAP GROWTH STOCK, GLOBAL SECURITIES and INTERNATIONAL STOCK FUNDS will be declared and reinvested quarterly in additional full and fractional shares of the respective fund.

(iii) All net realized short-term and long-term capital gains of the Trust, if any, will be declared and distributed at least annually, but in any event, no more frequently than allowed under SEC rules, to the shareholders of each fund to which such gains are attributable.


FEDERAL TAX STATUS OF THE FUNDS

The following discussion of the federal tax status of the funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action.

Each fund is treated as a separate taxpayer for federal income tax purposes. Each fund intends to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a regulated investment company each year. If a fund:
(1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), (which each fund intends to do), then under the provisions of Subchapter M, the fund should have little or no income taxable to it under the Code. In particular, a fund is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

A fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the fund's taxable year,
(a) at least 50% of the value of the fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the fund may consist of such other securities of any one issuer, and the fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers that are controlled by the fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

The funds should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year because the tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts.

Each of the funds also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the funds. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which a fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), a fund may be required, for example, to alter its investment objectives.

The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to each fund's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

       - no more than 55% of a fund's total assets may be represented by any one investment

       -    no more than 70% by any two investments

       -    no more than 80% by any three investments

       -    no more than 90% by any four investments

Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Investment income received from sources within foreign countries, or capital gains earned by a fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that entitle the funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these funds' assets to be invested within various countries is not now known. The funds each seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in such a fund bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

A fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer losses of the fund. These rules: (1) could affect the character, amount and timing of distributions to shareholders of a fund, (2) could require such a fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. To mitigate the effect of these rules and prevent its disqualification as a regulated investment company, each fund seeks to monitor its transactions, make the appropriate tax elections and make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment.

If for any taxable year a fund fails to qualify as a regulated investment company, all of its taxable income becomes subject to federal, and possibly state, income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year a fund fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if a fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the funds' investment advisers and each fund intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for a fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the fund's investment sub-adviser might otherwise select.







If a fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such funds would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable fund to recognize taxable income or gain without the concurrent receipt of cash. Any fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by a fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treats such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the fund must derive at least 90% of its annual gross income.

Each fund that invests in certain PIKs (payments in kind), zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because a fund must meet the 90% distribution requirement to qualify as a regulated investment company, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR TAXATION

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in a fund generally are not subject to federal income tax on fund earnings or distributions or on gains realized upon the sale or redemption of fund shares until they are withdrawn from the contract or plan. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts. For information concerning the federal income tax consequences to plan participants, see the summary plan description or contact your plan administrator.

                             HOW SECURITIES ARE SOLD


As described in the Prospectus, the Trust does not deal directly with the public. Shares of the Trust are currently issued and redeemed through CUNA Brokerage Services, Inc. ("the distributor"), pursuant to a Distribution Agreement between the Trust and the distributor. The principal place of business of the distributor is 5910 Mineral Point Road, Madison, Wisconsin 53705. The distributor is owned by CUNA Mutual Investment Corporation which in turn is owned by CUNA Mutual Insurance Society. The Company and CUNA Mutual Insurance Society entered into an agreement of permanent affiliation on July 1, 1990. Shares of the Trust are purchased and redeemed at Net Asset Value. The Distribution Agreement provides that the distributor will use its best efforts to render services to the Trust, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, it will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or any act or omission or for any losses sustained by the Trust or its shareholders. CUNA Brokerage has not received underwriting commissions from the Trust for any of the last three fiscal years.


                     CALCULATION OF YIELDS AND TOTAL RETURNS


From time to time, the Trust may disclose yields, total returns, and other performance data. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC. The Trust will not disclose performance of the Trust in separate account sales literature or advertising without also showing performance at the separate account level.



The Trust may distribute sales literature showing total return performance. Total return calculations are based on historical results and are not intended to indicate future performance. Total return will vary over time depending on market conditions, assets owned and operating expenses. Information about the performance of the Trust is contained in the annual report to shareholders which may be obtained without charge from the address shown on the first page of this SAI.

Total return figures distributed by the Trust will show the change in value of an investment in the Trust from the beginning of the measuring period to the end of the measuring period. All dividends and capital gains are assumed to be immediately reinvested. Average annual total return is calculated by determining the growth or decline in value of a $1,000 hypothetical investment over a stated period and then calculating the annually compounded percentage rate that would have produced the same ending value if the rate of growth or decline in value had been constant during the entire period. The actual rate of growth or decline varies over time, rather than being constant, so actual year-to-year performance will be different from "average" annual return. The Trust will show average annual total returns for 1, 3, 5, and 10 year periods (or, if shorter, the period since inception) and may show actual and average total returns for other periods. The Trust may also show cumulative return, computed by dividing the value at the end of the period by the value at the beginning of the period. Cumulative total return may be shown either as a percentage change or as a dollar value. Performance data may be shown in the form of graphs, charts, tables and numerical examples.



The Trust may also distribute sales literature showing yield figures for its MONEY MARKET and BOND FUNDS. Yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the fund refers to the income generated by an investment in the fund over the stated period. This income is then annualized, that is, the amount of income generated by the investment during that period is assumed to be generated over a 365-day period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned is assumed to be reinvested or "compounded." The effective yield will be slightly higher than the yield because of the effect of assumed reinvestment.



The Trust may distribute sales literature comparing its total returns to standard industry measures, for example, the Dow Jones Industrial Average, one or more of the Standard & Poor's or Frank Russell Company stock indexes, one or more of the Lehman Brothers bond indexes, the consumer price index, and data published by Lipper Analytical Services, Morningstar, Inc., and Ibbotson Associates. The Dow Jones Industrial Average (DJIA) is a market value-weighted, unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The Standard and Poor's and Frank Russell Company stock indexes are unmanaged, market value weighted indexes of various industrial, transportation, utility and financial companies, grouped by size of market capitalization, valuation characteristics (i.e. growth or value) or other attributes. The Lehman Brothers bond indexes represent unmanaged groups of fixed income securities of various issuers and terms to maturity which are representative of bond market performance. The consumer price index is a statistical measure of changes in the prices of goods and services over time published by the U.S. Bureau of Labor Statistics. Lipper Analytical Services and Morningstar, Inc. are independent services that monitor performance of mutual funds and insurance company separate accounts. Lipper Performance Summary Averages represent the average annual total return of all the funds (within a specified investment category) that are covered by the Lipper Analytical Services Variable Insurance Products Performance Analysis Service.



The volatility of each fund may be compared to the volatility of the relevant market as a whole. "Beta" is a measure of the sensitivity of a particular asset or a particular fund relative to the marketplace in which it is traded. The beta of the market is 1.0 which serves as a benchmark to assess other assets including the six funds within the Trust. Beta is a measure of the degree to which the return on the asset or the fund moved relative to how the return of the relevant market moved. A number that is both positive and less than 1.0 means that the asset or fund moved in the same direction as the market but to a smaller degree. In other words, a beta of less than 1.0 indicates less volatility (less investment risk) than the market.


Standard deviation measures the volatility of actual periodic returns around a statistically fitted (average) trendline of the actual returns. For example, a portfolio that grew over a five-year period at an average annual total return of 10% with a standard deviation of 15% would be much more volatile (would involve more investment risk) than a portfolio that grew at an average annual total return of 8% with a standard deviation of 5%. The latter portfolio might meet the investment needs of a risk averse investor better than the former portfolio.

MONEY MARKET FUND YIELDS

From time to time, sales literature may quote the current annualized yield of the MONEY MARKET FUND for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the period in the value of a hypothetical account having a balance of 1 share at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in value reflects net income from the fund attributable to the hypothetical account. Current yield is calculated according to the following formula:

Current Yield = [(NCS - ES)/UV) X (365/7)] x 100

Where:

NCS= the net change in the value of the MONEY MARKET FUND (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 share.

ES= per share expenses attributable to the hypothetical account for the seven-day period.

UV= the share value at the close of business on the day prior to the first day of the seven-day period.

Effective yield = [(1 + ((NCS-ES)/UV)) 365/7 - 1] x 100

Where:

NCS= the net change in the value of the MONEY MARKET FUND (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 share.

ES = per share expenses attributable to the hypothetical account for the seven-day period.

UV = the share value at the close of business on the day prior to the first day of the seven-day period.

The current and effective yields on amounts held in the MONEY MARKET FUND normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MONEY MARKET FUND'S actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Yields on amounts held in the MONEY MARKET FUND may also be presented for periods other than a seven-day period.

OTHER FUND YIELDS

From time to time, sales literature may quote the current annualized yield of one or more of the funds (except the MONEY MARKET FUND) for 30-day or one-month periods. The annualized yield of a fund refers to income generated by the fund during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

The yield is computed by: 1) dividing the net investment income of the fund for the period; by 2) the maximum offering price per share on the last day of the period times the daily average number of shares outstanding for the period; by
3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. The 30-day or one-month yield is calculated according to the following formula:

Yield = [2 X (((NI - ES)/(U X UV)) + 1)6 - 1)] x 100

Where:

NI= net income of the fund for the 30-day or one-month period attributable to the fund's shares. ES = expenses of the fund for the 30-day or one-month period.

U=       the average number of shares outstanding.

UV= the share value at the close of the last day in the 30-day or one-month period.

The yield normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A fund's actual yield is affected by the types and quality of portfolio securities held and operating expenses.

AVERAGE ANNUAL TOTAL RETURNS

From time to time, sales literature may also quote average annual total returns for one or more of the funds for various periods of time.

When a fund has been in operation for 1, 3, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month or calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

The total return is calculated according to the following formula:

TR =     [((ERV/P)1/N) - 1] x 100

Where:

TR =     the average annual total return net of any fund recurring charges.

ERV = the ending redeemable value of the hypothetical account at the end of the period.

P=       a hypothetical initial payment of $1,000.

N=       the number of years in the period.

OTHER TOTAL RETURNS

From time to time, sales literature may also disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR  = [(ERV/P) - 1] x 100

Where:

CTR= The cumulative total return net of any fund recurring charges for the period.

ERV= The ending redeemable value of the hypothetical investment at the end of the period.

P=       A hypothetical single payment of $1,000.

                              FINANCIAL STATEMENTS


Data from the most recent annual report begins on the next page.

                                MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2002



                                                          % NET         COUPON         MATURITY            PAR           VALUE
                                                          ASSETS         RATE            DATE             AMOUNT        (NOTE 2)
                                                          ------         ----            ----             ------        --------
CORPORATE NOTES AND BONDS                                 18.7%
   American Express Credit Corp. (G)                                    1.400%         01/21/03         $2,000,000    $  1,999,963
   Bank of America Corp.                                                6.500          08/15/03          4,000,000       4,109,384
   Caterpillar Financial Services Corp. (G)                             1.866          02/04/03          5,000,000       5,003,078
   E.I. du Pont de Nemours and Co.                                      6.000          03/06/03            750,000         754,487
   Heller Financial, Inc.                                               6.400          01/15/03          6,000,000       6,008,505
   Household Finance Corp.                                              6.875          03/01/03          1,500,000       1,508,926
   Merrill Lynch & Co., Inc.                                            5.640          01/27/03          1,500,000       1,503,434
   Merrill Lynch & Co., Inc.                                            6.130          04/07/03            500,000         505,645
   Merrill Lynch & Co., Inc.                                            7.850          05/30/03            905,000         927,158
   Morgan Stanley Dean Witter & Co.                                     7.125          01/15/03          1,450,000       1,452,650
   Morgan Stanley Dean Witter & Co.                                     6.875          03/01/03          1,320,000       1,329,396
   Wal-Mart Stores, Inc.                                                4.625          04/15/03          4,000,000       4,026,080
   Wells Fargo Bank NA (G)                                              1.365          01/14/03          4,000,000       4,000,024
                                                                                                                      ------------
TOTAL CORPORATE NOTES AND BONDS
(COST: $33,128,730)                                                                                                     33,128,730
                                                                                                                      ------------

COMMERCIAL PAPER (A)                                      47.0%
   American Express Credit Corp.                                        1.320          01/06/03          5,000,000       4,999,083
   BellSouth Corp.                                                      1.290          01/21/03          7,000,000       6,994,983
   Corporate Receivables Corp.                                          1.320          02/04/03          5,000,000       4,993,767
   FCAR Owner Trust Series I                                            1.330          01/16/03          6,000,000       5,996,675
   General Electric Capital Corp.                                       1.340          01/15/03          1,000,000         999,479
   Goldman Sachs Group, Inc.                                            1.770          01/02/03          5,000,000       4,999,754
   Greyhawk Funding LLC                                                 1.320          01/09/03          5,000,000       4,998,533
   Greyhawk Funding LLC                                                 1.320          03/03/03          2,000,000       1,995,527
   International Business Machines Corp.                                1.280          05/07/03          2,000,000       1,991,040
   Kimberly-Clark Corp.                                                 1.260          01/14/03          4,000,000       3,998,180
   McGraw-Hill Cos., Inc.                                               1.310          06/18/03          2,500,000       2,484,717
   MDU Resources Group, Inc.                                            1.400          01/09/03          4,000,000       3,998,756
   Merrill Lynch & Co., Inc.                                            1.740          01/02/03          4,000,000       3,999,807
   Nestle Capital Corp.                                                 1.310          07/02/03          5,000,000       4,966,886
   Pfizer, Inc.                                                         1.280          02/12/03          5,000,000       4,992,533
   Province De Quebec                                                   1.300          01/31/03          5,000,000       4,994,583
   Province De Quebec                                                   1.270          06/10/03          2,000,000       1,988,711
   Thames Asset Global Securitization No. 1, Inc.                       1.380          01/23/03          7,000,000       6,994,097
   Three River Funding Corp.                                            1.360          01/10/03          7,000,000       6,997,620
                                                                                                                      ------------
TOTAL COMMERCIAL PAPER
(COST: $83,384,731)                                                                                                     83,384,731
                                                                                                                      ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A)                25.8%
   Federal Home Loan Bank                                               5.000          02/28/03          5,000,000       5,027,000
   Federal Home Loan Mortgage Corp. (G)                                 1.595          01/08/03          4,000,000       3,998,637
   Federal Home Loan Mortgage Corp.                                     1.270          01/28/03          7,328,000       7,321,020
   Federal Home Loan Mortgage Corp.                                     1.280          02/11/03          8,000,000       7,988,338
   Federal National Mortgage Association                                1.270          02/18/03          6,500,000       6,488,993
   Federal National Mortgage Association                                1.270          04/15/03          5,000,000       4,981,656
   Federal National Mortgage Association                                4.625          05/15/03          5,000,000       5,060,380
   Student Loan Marketing Association (G)                               1.237          01/02/03          5,000,000       5,000,000
                                                                                                                      ------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(COST: $45,866,024)                                                                                                     45,866,024
                                                                                                                      ------------
INVESTMENT COMPANY                                         7.7%                                           SHARES

   One Group Institutional Prime Money Market Fund                                                       6,506,024       6,506,024
   SSgA Prime Money Market Fund                                                                          7,121,812       7,121,812
                                                                                                                      ------------
TOTAL INVESTMENT COMPANY
(COST: $13,627,836)                                                                                                     13,627,836
                                                                                                                      ------------
TOTAL INVESTMENTS                                         99.2%                                                        176,007,321
(COST: $176,007,321**)
NET OTHER ASSETS AND LIABILITIES                           0.8%                                                          1,435,578
                                                          ----                                                        ------------
TOTAL NET ASSETS                                         100.0%                                                       $177,442,899
                                                         =====                                                        ============



**Aggregate cost for Federal tax purposes.



(A) Rate noted represents annualized yield at time of purchase.



(G) Floating rate note.


See accompanying notes to financial statements.

                                    BOND FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2002



                                                                        % NET     COUPON     MATURITY        PAR            VALUE
                                                                        ASSETS     RATE        DATE         AMOUNT        (NOTE 2)
                                                                        ------     ----        ----         ------        --------
ASSET BACKED:                                                            5.9%
   ABSC Long Beach Home Equity Trust, Series 2000-LB1, Class AF5                  8.050%     09/21/30     $5,600,000    $ 6,212,252
   Conseco Finance Securitizations Corp., Series 2001-1, Class M1                 7.535      07/01/32      5,500,000      4,675,000
   Conseco Finance Securitizations Corp., Series 2001-4, Class A3                 6.090      09/01/33      3,500,000      3,559,852
   Green Tree Home Equity Loan Trust, Series 1999-A, Class B1                     8.970      11/15/27      5,300,000      5,500,039
   Long Beach Mortgage Loan Trust, Series 2002-1, Class M3                        3.920      05/25/32      8,000,000      7,692,696
   Oakwood Mortgage Investors, Inc., Series 1999-C, Class M2                      8.750      08/15/27      6,400,000      4,800,000
                                                                                                                        -----------
TOTAL ASSET BACKED
(COST: $33,768,321)                                                                                                      32,439,839
                                                                                                                        -----------

COMMERCIAL MORTGAGE BACKED:                                              5.0%
   Bear Stearns Commercial Mortgage Securities, Inc.,
      Series 2001-TOP2, Class A2                                                  6.480      02/15/35      4,300,000      4,879,748
   Duke Weeks Industrial Trust, Series 2000-DW1, Class A2  (C)                    7.151      10/15/10      3,000,000      3,481,628
   Morgan Stanley Capital I, Inc., Series 1999-CAM1, Class A3                     6.920      03/15/32      4,000,000      4,491,983
   Morgan Stanley Dean Witter Capital, Series 2000-LIF2, Class A2                 7.200      10/15/33      3,900,000      4,562,228
   Morgan Stanley Dean Witter Capital, Series 2000-LIFE, Class A2                 7.570      12/15/09      8,500,000     10,053,602
                                                                                                                        -----------
TOTAL COMMERCIAL MORTGAGE BACKED
(COST: $25,774,667)                                                                                                      27,469,189
                                                                                                                        -----------

PRIVATE LABEL MORTGAGE BACKED:                                           5.1%
   Bank of America Funding Corp., Series 2002-1, Class A2                         7.000      04/20/32      4,996,628      5,098,811
   Bank of America Mortgage Securities, Inc., Series 2002-9, Class 3A2            6.000      10/25/17      7,613,607      7,836,935
   Countrywide Alternative Loan Trust, Series 2002-5, Class A10                   6.750      06/25/32      6,100,000      6,452,866
   Residential Asset Securitization Trust, Series 2002-A1, Class A2               5.350      09/25/26      4,000,000      4,142,752
   Washington Mutual, Series 2002-AR4, Class A5                                   5.569      04/26/32      4,693,251      4,693,272
                                                                                                                        -----------
TOTAL PRIVATE LABEL MORTGAGE BACKED
(COST: $27,885,484)                                                                                                      28,224,636
                                                                                                                        -----------

CORPORATE NOTES AND BONDS:                                              31.1%

CABLE                                                                    1.5%
   Comcast Corp.                                                                  8.375      05/01/07      2,500,000      2,804,907
   Cox Communications, Inc.                                                       6.875      06/15/05      2,500,000      2,694,280
   TCI Communications, Inc.                                                       8.650      09/15/04      2,500,000      2,684,113
                                                                                                                        -----------
                                                                                                                          8,183,300
                                                                                                                        -----------

CAPITAL GOODS                                                            0.5%
   United Technologies Corp.                                                      6.625      11/15/04      2,500,000      2,705,388
                                                                                                                        -----------

CONSUMER STAPLES                                                         1.0%
   Coca Cola Enterprises, Inc.                                                    4.375      09/15/09      1,250,000      1,287,680
   Delhaize America, Inc.                                                         7.375      04/15/06      2,000,000      1,955,034
   Safeway, Inc.                                                                  6.850      09/15/04      2,000,000      2,130,440
                                                                                                                        -----------
                                                                                                                          5,373,154
                                                                                                                        -----------

ENERGY                                                                   3.9%
   Burlington Resources Finance Co.                                               5.700      03/01/07      2,000,000      2,154,162
   Conoco, Inc.                                                                   5.900      04/15/04      3,000,000      3,140,382
   ConocoPhillips (C)                                                             5.900      10/15/32      2,000,000      1,988,644
   Occidental Petroleum Corp.                                                     5.875      01/15/07      2,500,000      2,702,718
   Phillips Petroleum Co.                                                         8.500      05/25/05      2,500,000      2,842,797
   Sunoco, Inc.                                                                   7.125      03/15/04      2,000,000      2,077,970
   Texaco Capital, Inc.                                                           5.700      12/01/08      3,000,000      3,170,214
   Valero Energy Corp.                                                            8.750      06/15/30      2,935,000      3,370,463
                                                                                                                        -----------
                                                                                                                         21,447,350
                                                                                                                        -----------

                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



                                                             % NET          COUPON        MATURITY          PAR           VALUE
                                                             ASSETS          RATE           DATE           AMOUNT        (NOTE 2)
                                                             ------          ----           ----           ------        --------
FINANCE                                                       7.8%
   AARP (C)                                                                 7.500%        05/01/31       $2,500,000    $ 2,953,532
   AIG SunAmerica Global Financing XII (C)                                  5.300         05/30/07        2,700,000      2,910,144
   American General Finance Corp.                                           5.750         03/15/07        2,500,000      2,697,130
   Bank America Corp.                                                       6.625         10/15/07        3,000,000      3,405,798
   Bear Stearns Cos., Inc.                                                  7.800         08/15/07        2,000,000      2,340,742
   CIT Group, Inc.                                                          5.570         12/08/03          500,000        508,481
   Countrywide Home Loans, Inc.                                             5.250         06/15/04        1,750,000      1,820,110
   Countrywide Home Loans, Inc.                                             6.840         10/22/04        1,000,000      1,074,639
   General Electric Global Insurance Corp.                                  7.000         02/15/26        3,750,000      3,915,371
   Goldman Sachs Group, Inc.                                                5.700         09/01/12        2,750,000      2,860,124
   Household Finance Corp.                                                  6.500         11/15/08        4,250,000      4,569,655
   MBNA America Bank N.A.                                                   6.875         07/15/04        3,000,000      3,120,663
   Merrill Lynch & Co., Inc.                                                7.375         05/15/06        3,000,000      3,379,149
   U.S. Bank N.A.                                                           6.300         02/04/14        2,000,000      2,250,618
   Wachovia Corp.                                                           4.950         11/01/06        2,750,000      2,934,434
   Washington Mutual Finance                                                6.250         05/15/06        2,500,000      2,708,593
                                                                                                                       -----------
                                                                                                                        43,449,183
                                                                                                                       -----------

HEALTHCARE                                                    0.5%
   HCA, Inc.                                                                6.870         09/15/03        2,750,000      2,808,454
                                                                                                                       -----------

INDUSTRIALS                                                   5.9%
   Bombardier Capital, Inc. (C)                                             6.125         06/29/06        2,290,000      2,072,361
   Caterpillar Financial Services Corp.                                     7.590         12/10/03        2,400,000      2,531,038
   DaimlerChrysler NA Holding Corp.                                         6.400         05/15/06        4,000,000      4,311,836
   Ford Motor Credit Co.                                                    3.714         10/25/04        2,000,000      1,919,174
   Ford Motor Credit Co.                                                    7.600         08/01/05        2,400,000      2,450,508
   General Motors Acceptance Corp.                                          6.125         08/28/07        2,250,000      2,276,705
   General Motors Acceptance Corp.                                          6.875         09/15/11        2,500,000      2,493,150
   International Paper Co.                                                  8.125         07/08/05        2,700,000      3,022,102
   International Paper Co.                                                  7.875         08/01/06          800,000        914,326
   Lockheed Martin Corp.                                                    7.250         05/15/06        2,400,000      2,702,906
   Raytheon Co.                                                             4.500         11/15/07        2,000,000      2,032,182
   Waste Management, Inc.                                                   7.000         10/01/04        2,900,000      3,036,056
   Weyerhaeuser Co.                                                         6.875         12/15/33        3,000,000      3,013,290
                                                                                                                       -----------
                                                                                                                        32,775,634
                                                                                                                       -----------

PIPELINE                                                      0.8%
   ENSERCH Corp.                                                            6.375         02/01/04        2,000,000      1,938,360
   Kinder Morgan, Inc.                                                      6.650         03/01/05        2,500,000      2,656,465
                                                                                                                       -----------
                                                                                                                         4,594,825
                                                                                                                       -----------

REITS                                                         0.7%
   Avalonbay Communities, Inc.                                              6.580         02/15/04        1,000,000      1,048,651
   EOP Operating LP                                                         6.500         06/15/04        2,750,000      2,866,660
                                                                                                                       -----------
                                                                                                                         3,915,311
                                                                                                                       -----------

TELECOMMUNICATIONS                                            3.2%
   AT&T Wireless Services, Inc.                                             8.750         03/01/31        3,000,000      2,940,000
   Bellsouth Capital Funding Corp.                                          7.875         02/15/30        3,000,000      3,683,802
   SBC Communications, Inc.                                                 5.875         08/15/12        3,750,000      4,049,393
   Sprint Capital Corp.                                                     7.125         01/30/06          775,000        767,250
   Telephone & Data Systems, Inc.                                           7.000         08/01/06        2,000,000      2,180,040
   Verizon Wireless Capital LLC                                             5.375         12/15/06        2,500,000      2,611,715
   Vodafone Group PLC (D)                                                   6.250         11/30/32        1,540,000      1,538,224
                                                                                                                       -----------
                                                                                                                        17,770,424
                                                                                                                       -----------

                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



                                                             % NET          COUPON         MATURITY          PAR         VALUE
                                                             ASSETS          RATE            DATE           AMOUNT      (NOTE 2)
                                                             ------          ----            ----           ------      --------
TRANSPORTATION                                                1.7%
   Burlington Northern Santa Fe Corp.                                       6.375%        12/15/05       $3,400,000   $  3,769,876
   Norfolk Southern Corp.                                                   7.250         02/15/31        2,650,000      3,080,455
   Southwest Airlines Co.                                                   8.750         10/15/03        2,000,000      2,093,238
   Southwest Airlines Co., Series A3                                        8.700         07/01/11           15,457         16,573
   Union Pacific Railroad                                                   6.540         07/01/15          342,726        368,674
                                                                                                                      ------------
                                                                                                                         9,328,816
                                                                                                                      ------------

UTILITIES                                                     3.6%
   DTE Energy Co.                                                           6.450         06/01/06        2,750,000      2,959,148
   Energy East Corp.                                                        8.050         11/15/10        2,000,000      2,334,940
   FirstEnergy Corp., Series A                                              5.500         11/15/06        2,000,000      2,011,294
   Niagara Mohawk Power Corp., Series F                                     7.625         10/01/05        2,532,928      2,806,512
   Progress Energy, Inc.                                                    7.750         03/01/31        2,400,000      2,727,674
   Virginia Electric & Power Co., Series A                                  5.750         03/31/06        3,400,000      3,652,447
   Wisconsin Electric Power Co.                                             6.500         06/01/28        3,000,000      3,198,168
                                                                                                                      ------------
                                                                                                                        19,690,183
                                                                                                                      ------------
TOTAL CORPORATE NOTES AND BONDS
(COST: $163,698,735)                                                                                                   172,042,022
                                                                                                                      ------------

MORTGAGE BACKED:                                             24.9%

FEDERAL HOME LOAN MORTGAGE CORP.                              7.1%
   Series 1974 Class ZA                                                     7.000         07/15/27        7,297,289      8,023,640
   Series 2470 Class BA                                                     6.000         02/15/30        7,000,000      7,404,991
   Pool # C01005                                                            8.000         06/01/30        1,530,641      1,641,474
   Series 2351 Class PX                                                     6.500         07/15/30        4,500,000      4,790,860
   Pool # C48129                                                            7.000         03/01/31        4,296,866      4,516,252
   Pool # C65648                                                            6.500         03/01/32        6,595,440      6,873,186
   Pool # C70558                                                            6.000         09/01/32        5,888,032      6,096,901
                                                                                                                      ------------
                                                                                                                        39,347,304
                                                                                                                      ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                        14.2%
   Pool # 383475                                                            6.100         04/01/11        4,652,610      5,176,912
   Pool # 582558                                                            6.000         05/01/16        1,950,039      2,041,330
   Pool # 657335                                                            5.500         09/01/17        4,890,465      5,077,569
   Pool # 253847                                                            6.000         05/01/21        4,869,689      5,074,909
   Pool # 254587                                                            5.500         12/01/22        9,999,000     10,321,840
   Series 2001-72 Class NC                                                  6.000         02/25/25       10,000,000     10,446,971
   Series 1998-63 Class PG                                                  6.000         03/25/27       11,000,000     11,542,819
   Pool # 607515                                                            7.000         11/01/31        3,233,553      3,401,193
   Pool # 611619                                                            6.000         02/01/32        5,060,876      5,239,061
   Pool # 631377                                                            6.500         03/01/32        2,096,395      2,183,764
   Pool # 644591                                                            7.000         05/01/32        4,760,879      5,007,701
   TBA                                                                      5.500         12/31/32       12,750,000     13,001,022
                                                                                                                      ------------
                                                                                                                        78,515,091
                                                                                                                      ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                      3.6%
   Pool # 2995                                                              8.000         10/20/15          551,013        593,719
   Pool # 2714                                                              6.500         02/20/29        2,864,115      2,990,116
   Pool # 2921                                                              7.500         05/20/30        2,430,578      2,590,074
   Pool # 3068                                                              6.500         04/20/31        4,242,402      4,426,557
   Series 2002-50 Class PE                                                  6.000         07/20/32        9,000,000      9,457,537
                                                                                                                      ------------
                                                                                                                        20,058,003
                                                                                                                      ------------
TOTAL MORTGAGE BACKED
(COST: $132,246,240)                                                                                                   137,920,398
                                                                                                                      ------------

                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



                                                             % NET          COUPON        MATURITY          PAR           VALUE
                                                             ASSETS          RATE           DATE           AMOUNT        (NOTE 2)
                                                             ------          ----           ----           ------        --------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS:                      23.7%

FEDERAL FARM CREDIT BANK                                      1.8%
                                                                            6.125%        12/29/15       $4,500,000    $ 5,165,816
                                                                            5.875         10/03/16        4,000,000      4,478,980
                                                                                                                       -----------
                                                                                                                         9,644,796
                                                                                                                       -----------

FEDERAL HOME LOAN MORTGAGE CORP.                              4.9%
                                                                            6.875         01/15/05        5,850,000      6,437,439
                                                                            4.250         10/03/05        3,200,000      3,256,384
                                                                            4.700         12/06/05        1,500,000      1,517,559
                                                                            5.500         07/15/06       10,000,000     10,992,640
                                                                            5.375         08/16/06        2,400,000      2,535,557
                                                                            5.750         04/29/09        2,500,000      2,606,940
                                                                                                                       -----------
                                                                                                                        27,346,519
                                                                                                                       -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                         5.6%
                                                                            4.625         06/04/06        3,000,000      3,035,556
                                                                            5.000         01/20/07        5,750,000      5,975,210
                                                                            5.250         03/22/07        8,000,000      8,376,240
                                                                            6.400         05/14/09        7,650,000      8,064,997
                                                                            6.250         07/19/11        3,000,000      3,171,318
                                                                            5.250         08/01/12        2,400,000      2,506,068
                                                                                                                       -----------
                                                                                                                        31,129,389
                                                                                                                       -----------

U.S. TREASURY BONDS                                           1.8%
                                                                           11.125         08/15/03        5,000,000      5,303,710
                                                                            6.250         05/15/30        4,000,000      4,786,720
                                                                                                                       -----------
                                                                                                                        10,090,430
                                                                                                                       -----------

U.S. TREASURY NOTES                                           9.6%
                                                                            6.500         08/15/05        8,645,000      9,669,571
                                                                            4.625         05/15/06       12,700,000     13,697,153
                                                                            3.500         11/15/06        7,000,000      7,284,375
                                                                            4.750         11/15/08        7,800,000      8,514,184
                                                                            4.875         02/15/12       13,000,000     14,116,674
                                                                                                                       -----------
                                                                                                                        53,281,957
                                                                                                                       -----------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(COST: $125,812,890)                                                                                                   131,493,091
                                                                                                                       -----------

COMMERCIAL PAPER (A):                                         2.3%
   General Electric Capital Corp.                                           1.340         01/14/03       12,800,000     12,793,806
                                                                                                                       -----------

TOTAL COMMERCIAL PAPER
(COST: $12,793,806)                                                                                                     12,793,806
                                                                                                                       -----------

                                                                                                           SHARES
INVESTMENT COMPANY:                                           3.5%
   SSgA Prime Money Market Fund                                                                          19,398,596     19,398,596
                                                                                                                       -----------

TOTAL INVESTMENT COMPANY
(COST: $19,398,596)                                                                                                     19,398,596
                                                                                                                       ----------

                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



                                                           % NET                                      VALUE
                                                           ASSETS                                    (NOTE 2)
                                                           ------                                    --------
TOTAL INVESTMENTS                                          101.5%                                  $561,781,577
(COST: $541,378,739**)
NET OTHER ASSETS AND LIABILITIES                            (1.5)%                                   (8,287,987)
                                                           -----                                   ------------
TOTAL NET ASSETS                                           100.0%                                  $553,493,590
                                                           =====                                   ============



**At December 31, 2002, the cost of securities for federal tax purposes was $541,365,616.









(A)  Rate noted represents annualized yield at time of purchase.


(C) Restricted security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.


(D) Notes and bonds issued by foreign entities, denominated in U.S. dollars. The aggregate value of these securities is 0.28% of net assets.


PLC    Public Limited Company.


TBA    To Be Announced - security purchased on a delayed delivery basis.


See accompanying notes to financial statements.

                                HIGH INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2002



                                                           % NET         COUPON         MATURITY            PAR            VALUE
                                                           ASSETS         RATE            DATE             AMOUNT        (NOTE 2)
                                                           ------         ----            ----             ------        --------
ASSET BACKED:                                              0.1%

INDUSTRIALS                                                0.1%
   Continental Airlines, Inc., Series 991A, Class B                       6.545%        08/02/20          $ 35,874      $   31,130
                                                                                                                        ----------
TOTAL ASSET BACKED
(COST: $32,131)                                                                                                             31,130
                                                                                                                        ----------
COMMERCIAL MORTGAGE BACKED:                                0.8%
   Commercial Mortgage Acceptance Corp., Series 1998-C2,
     Class F (C)                                                          5.440         09/15/30           100,000          81,259
   Morgan Stanley Capital I, Series 1999-FNV1, Class G                    6.120         03/15/31           125,000         112,451
                                                                                                                        ----------
TOTAL COMMERCIAL MORTGAGE BACKED
(COST: $177,441)                                                                                                           193,710
                                                                                                                        ----------

CORPORATE NOTES AND BONDS:                                89.5%

AEROSPACE/DEFENSE                                          0.8%
   Alliant Techsystems, Inc.                                              8.500         05/15/11            65,000          70,200
   K & F Industries, Inc., Series B                                       9.250         10/15/07            90,000          93,150
   K & F Industries, Inc. (C)                                             9.625         12/15/10            40,000          40,700
                                                                                                                        ----------
                                                                                                                           204,050
                                                                                                                        ----------

BASIC MATERIALS                                            3.5%
   Abitibi-Consolidated, Inc.                                             8.550         08/01/10            65,000          72,141
   Abitibi-Consolidated, Inc.                                             8.850         08/01/30            29,000          31,186
   Buckeye Technologies, Inc.                                             9.250         09/15/08            50,000          43,000
   Buckeye Technologies, Inc.                                             8.000         10/15/10           125,000         100,937
   Dresser, Inc.                                                          9.375         04/15/11           135,000         135,675
   FiberMark, Inc.                                                       10.750         04/15/11           105,000         106,050
   Foamex L.P. (C)                                                       10.750         04/01/09            40,000          28,000
   Huntsman International LLC                                             9.875         03/01/09            20,000          20,000
   Huntsman International LLC                                            10.125         07/01/09           100,000          83,000
   Sovereign Specialty Chemicals, Inc.                                   11.875         03/15/10            50,000          45,000
   Tembec Industries, Inc.                                                7.750         03/15/12           235,000         227,950
                                                                                                                        ----------
                                                                                                                           892,939
                                                                                                                        ----------

BUILDING AND CONSTRUCTION                                  4.6%
   American Standard, Inc.                                                7.125         02/15/03            20,000          20,000
   American Standard, Inc.                                                7.375         02/01/08           390,000         407,550
   American Standard, Inc.                                                7.625         02/15/10            20,000          21,200
   Atrium Cos., Inc., Series B                                           10.500         05/01/09            90,000          87,300
   Corrections Corp. of America (C)                                       9.875         05/01/09           100,000         106,000
   D. R. Horton, Inc.                                                     8.000         02/01/09           165,000         165,000
   Joy Global, Inc., Series B                                             8.750         03/15/12            95,000          99,038
   MMI Products, Inc., Series B                                          11.250         04/15/07           105,000          96,731
   Nortek, Inc., Series B                                                 9.250         03/15/07           115,000         118,162
   Nortek, Inc., Series B                                                 8.875         08/01/08            65,000          66,463
   WCI Communities, Inc.                                                  9.125         05/01/12             5,000           4,500
                                                                                                                        ----------
                                                                                                                         1,191,944
                                                                                                                        ----------

CHEMICALS AND DRUGS                                        2.0%
   Acetex Corp. (D)                                                      10.875         08/01/09            85,000          90,100
   Lyondell Chemical Co., Series A                                        9.625         05/01/07           100,000          96,000
   Lyondell Chemical Co.                                                  9.500         12/15/08           100,000          93,000
   MacDermid, Inc.                                                        9.125         07/15/11           100,000         106,750
   Noveon, Inc., Series B                                                11.000         02/28/11           100,000         109,750
   Sterling Chemicals, Inc. PIK (H)                                      10.000         12/19/07            20,772          12,297
                                                                                                                        ----------
                                                                                                                           507,897
                                                                                                                        ----------

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



                                                           % NET         COUPON         MATURITY            PAR           VALUE
                                                           ASSETS         RATE            DATE             AMOUNT        (NOTE 2)
                                                           ------         ----            ----             ------        --------
COMMUNICATION                                              3.4%
   Alamosa PCS Holdings, Inc. (B)                                        12.875%        02/15/10          $100,000      $   18,000
   American Cellular Corp.                                                9.500         10/15/09            75,000          14,250
   Centennial Cellular Operating Co.                                     10.750         12/15/08            50,000          27,000
   Charter Communications Holdings LLC                                    8.250         04/01/07           300,000         133,500
   Charter Communications Holdings LLC                                    8.625         04/01/09            40,000          17,800
   Emmis Communications Corp., Series B                                   8.125         03/15/09            85,000          87,975
   Emmis Communications Corp. (B)                                        12.500         03/15/11           116,000          93,090
   Nextel Communications, Inc. (B)                                        9.950         02/15/08           210,000         192,150
   PanAmSat Corp. (C)                                                     8.500         02/01/12           215,000         205,325
   Telewest Communications PLC (B)(D)(E)                                  9.250         04/15/09            65,000           9,100
   Triton PCS, Inc.                                                       8.750         11/15/11           105,000          85,050
                                                                                                                        ----------
                                                                                                                           883,240
                                                                                                                        ----------

CONSUMER CYCLICALS                                         2.1%
   Burns Philip Capital Property, Ltd. (C)                                9.750         07/15/12           165,000         158,400
   Dura Operating Corp., Series D                                         9.000         05/01/09            55,000          50,050
   Lear Corp., Series B                                                   8.110         05/15/09           125,000         132,187
   United Stationers Supply Co.                                           8.375         04/15/08           185,000         186,619
   WestPoint Stevens, Inc.                                                7.875         06/15/05            30,000           9,300
   WestPoint Stevens, Inc.                                                7.875         06/15/08            25,000           7,250
                                                                                                                        ----------
                                                                                                                           543,806
                                                                                                                        ----------

CONSUMER SERVICES                                          3.3%
   Iron Mountain, Inc.                                                    8.625         04/01/13           340,000         355,300
   Michael Foods, Inc., Series B                                         11.750         04/01/11            80,000          89,600
   Premier International Foods PLC (D)                                   12.000         09/01/09           105,000         112,350
   Roundy's Inc.                                                          8.875         06/15/12           130,000         127,400
   United Rentals, Inc., Series B                                        10.750         04/15/08           145,000         144,275
   Venture Holdings Trust, Series B                                       9.500         07/01/05            60,000          13,200
                                                                                                                        ----------
                                                                                                                           842,125
                                                                                                                        ----------

CONSUMER STAPLES                                           1.3%
   Samsonite Corp.                                                       10.750         06/15/08           145,000         117,450
   Sealy Mattress Co., Series B                                           9.875         12/15/07            85,000          81,600
   Simmons Co., Series B                                                 10.250         03/15/09           130,000         137,800
                                                                                                                        ----------
                                                                                                                           336,850
                                                                                                                        ----------

CONTAINERS/PACKAGING                                       8.0%
   Ball Corp.                                                             8.250         08/01/08           165,000         173,662
   Bway Finance Corp./Bway Corp. (C)                                     10.000         10/15/10            25,000          25,938
   Consolidated Container Co. LLC                                        10.125         07/15/09            75,000          50,344
   Corp Durango, SA, Series A (C)(D)                                     13.750         07/15/09           149,000          52,150
   Graphic Packaging Corp.                                                8.625         02/15/12           100,000         105,250
   Greif Bros. Corp.                                                      8.875         08/01/12            95,000         100,700
   Kappa Beheer BV (D)                                                   10.625         07/15/09            85,000          90,950
   Owens-Brockway Glass Container, Inc.                                   8.875         02/15/09           480,000         494,400
   Plastipak Holdings, Inc.                                              10.750         09/01/11           140,000         147,175
   Plastipak Holdings, Inc. (C)                                          10.750         09/01/11            25,000          26,281
   Pliant Corp.                                                          13.000         06/01/10           125,000         114,600
   Riverwood International Corp.                                         10.625         08/01/07           245,000         253,575
   Silgan Holdings, Inc.                                                  9.000         06/01/09           200,000         208,500
   Smurfit-Stone Container Corp. (C)                                      8.250         10/01/12           225,000         229,500
                                                                                                                        ----------
                                                                                                                         2,073,025
                                                                                                                        ----------

DEFENSE ELECTRONICS                                        0.4%
   L-3 Communications Corp., Series B                                     8.000         08/01/08           105,000         108,938
                                                                                                                        ----------

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



                                                           % NET         COUPON         MATURITY            PAR            VALUE
                                                           ASSETS         RATE            DATE             AMOUNT        (NOTE 2)
                                                           ------         ----            ----             ------        --------
DURABLE GOODS                                              2.2%
   American Axle & Manufacturing, Inc.                                    9.750%        03/01/09          $185,000      $  198,412
   ArvinMeritor, Inc.                                                     8.750         03/01/12            55,000          58,025
   Collins & Aikman Products                                             10.750         12/31/11            95,000          90,488
   Dana Corp.                                                            10.125         03/15/10            20,000          20,250
   Dana Corp.                                                             9.000         08/15/11            50,000          48,250
   Delco Remy International, Inc.                                         8.625         12/15/07            30,000          24,600
   Delco Remy International, Inc.                                        11.000         05/01/09            10,000           5,150
   Hayes Lemmerz International, Inc. (C)(E)                              11.875         06/15/06            80,000          44,800
   Metaldyne Corp.                                                       11.000         06/15/12            45,000          36,900
   Rexnord Corp. (C)                                                     10.125         12/15/12            40,000          41,000
                                                                                                                        ----------
                                                                                                                           567,875
                                                                                                                        ----------

ENERGY                                                     7.8%
   Amerigas Partners L.P.                                                 8.875         05/20/11           150,000         156,000
   Chesapeake Energy Corp.                                                8.125         04/01/11           240,000         247,200
   Encore Acquisition Co. (C)                                             8.375         06/15/12           110,000         114,400
   FirstEnergy Corp., Series B                                            6.450         11/15/11            55,000          54,716
   Magnum Hunter Resources, Inc.                                          9.600         03/15/12            70,000          74,375
   Mission Resources Corp.                                               10.875         04/01/07            65,000          39,000
   P&L Coal Holdings Corp., Series B                                      8.875         05/15/08           174,000         182,700
   Peabody Energy Corp., Series B                                         9.625         05/15/08           135,000         142,594
   Pemex Project Funding Master Trust                                     9.125         10/13/10            51,000          58,395
   Pioneer Natural Resources Co.                                          9.625         04/01/10            95,000         113,017
   Pioneer Natural Resources Co.                                          7.500         04/15/12            50,000          54,064
   Plains All American Pipeline LP (C)                                    7.750         10/15/12           225,000         234,000
   PSE&G Power LLC                                                        7.750         04/15/11            50,000          53,039
   PSE&G Power LLC                                                        8.625         04/15/31            66,000          71,066
   SESI LLC                                                               8.875         05/15/11            40,000          40,800
   Stone Energy Corp.                                                     8.250         12/15/11            25,000          26,000
   TECO Energy, Inc. (C)                                                 10.500         12/01/07            30,000          29,400
   TECO Energy, Inc.                                                      7.000         05/01/12            20,000          16,800
   Tesoro Petroleum Corp.                                                 9.625         04/01/12            95,000          61,750
   TXU Corp.                                                              6.375         06/15/06            50,000          45,750
   Vintage Petroleum, Inc.                                                8.250         05/01/12            50,000          52,000
   Westport Resources Corp.                                               8.250         11/01/11           105,000         110,250
   Westport Resources Corp. (C)                                           8.250         11/01/11            50,000          52,500
                                                                                                                        ----------
                                                                                                                         2,029,816
                                                                                                                        ----------

FINANCE                                                    2.5%
   Ford Motor Credit Co.                                                  7.250         10/25/11            30,000          29,150
   MDP Acquisitions PLC (C)                                               9.625         10/01/12           115,000         119,600
   PCA LLC/PCA Finance Corp. (C)                                         11.875         08/01/09            90,000          91,350
   Willis Corroon Corp.                                                   9.000         02/01/09           215,000         226,825
   Yell Finance BV (D)                                                   10.750         08/01/11           155,000         170,500
                                                                                                                        ----------
                                                                                                                           637,425
                                                                                                                        ----------

HEALTHCARE SERVICES                                        2.9%
   Alliance Imaging, Inc.                                                10.375         04/15/11           100,000          97,500
   Beverly Enterprises, Inc.                                              9.625         04/15/09           115,000          96,600
   HCA-Healthcare Co.                                                     7.875         02/01/11           305,000         334,399
   InSight Health Services Corp.                                          9.875         11/01/11            50,000          48,000
   NDCHealth Corp. (C)                                                   10.500         12/01/12            50,000          50,000
   Triad Hospitals, Inc., Series B                                        8.750         05/01/09           125,000         133,906
                                                                                                                        ----------
                                                                                                                           760,405
                                                                                                                        ----------

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



                                                           % NET         COUPON         MATURITY            PAR            VALUE
                                                           ASSETS         RATE            DATE             AMOUNT        (NOTE 2)
                                                           ------         ----            ----             ------        --------
INDUSTRIALS                                                3.9%
   Actuant Corp.                                                         13.000%        05/01/09          $ 33,000      $   38,610
   Blount, Inc.                                                           7.000         06/15/05            95,000          80,275
   Blount, Inc.                                                          13.000         08/01/09            10,000           6,225
   Cummins, Inc. (C)                                                      9.500         12/01/10            40,000          42,600
   General Binding Corp.                                                  9.375         06/01/08           120,000          94,800
   Grant Prideco Escrow Corp. (C)                                         9.000         12/15/09            10,000          10,400
   Johnsondiversey, Inc. (C)(D)                                           9.625         05/15/12           245,000         257,862
   Johnsondiversey, Inc. (C)(F)                                           9.625         05/15/12            10,000          10,854
   Manitowoc Co., Inc. (F)                                               10.375         05/15/11            55,000          56,957
   Manitowoc Co., Inc. (C)                                               10.500         08/01/12            25,000          25,938
   Moog, Inc., Series B                                                  10.000         05/01/06           145,000         145,725
   Navistar International Corp., Series B                                 9.375         06/01/06            85,000          81,600
   SPX Corp.                                                              7.500         01/01/13            85,000          86,169
   Tyco Intl Group SA (D)                                                 7.000         06/15/28            70,000          61,600
                                                                                                                        ----------
                                                                                                                           999,615
                                                                                                                        ----------

MACHINERY                                                  2.5%
   AGCO Corp.                                                             9.500         05/01/08           200,000         216,000
   Columbus McKinnon Corp.                                                8.500         04/01/08           110,000          79,200
   JLG Industries, Inc.                                                   8.375         06/15/12            90,000          74,700
   NMHG Holding Co.                                                      10.000         05/15/09            44,000          44,000
   Terex Corp.                                                            8.875         04/01/08           140,000         126,175
   Terex Corp.                                                           10.375         04/01/11            25,000          23,500
   Thermadyne Manufacturing LLC / Capital Corp. (E)                       9.875         06/01/08            70,000          18,900
   Xerox Capital (Europe) PLC (D)                                         5.875         05/15/04            80,000          76,400
                                                                                                                        ----------
                                                                                                                           658,875
                                                                                                                        ----------

MEDIA                                                     10.3%
   Acme Communications, Inc., Series B (B)                               10.875         09/30/04           140,000         142,450
   Allbritton Communications Co., Series B                                9.750         11/30/07           105,000         108,675
   Allbritton Communications Co. (C)                                      7.750         12/15/12           100,000         100,125
   American Media Operations, Inc., Series B                             10.250         05/01/09            90,000          93,150
   AMFM, Inc., Series B                                                   8.125         12/15/07            65,000          67,681
   AMFM, Inc., Series B                                                   8.000         11/01/08           130,000         141,863
   AOL Time Warner, Inc.                                                  6.875         05/01/12            50,000          52,805
   Cablevision Systems New York Group, Series B                           8.125         08/15/09           335,000         322,019
   Canwest Media, Inc. (D)                                               10.625         05/15/11           155,000         165,463
   Cox Radio, Inc., Series A                                              6.625         02/15/06            60,000          61,902
   Dex Media East LLC (C)                                                 9.875         11/15/09            70,000          74,900
   Entercom Radio/Capital                                                 7.625         03/01/14           100,000         105,000
   Lamar Media Corp. (C)                                                  7.250         01/01/13            40,000          40,650
   LIN Television Corp.                                                   8.000         01/15/08           160,000         169,400
   MediaCom Broadband LLC                                                11.000         07/15/13           200,000         203,000
   MediaCom Capital Co. LLC                                               9.500         01/15/13            45,000          40,500
   PRIMEDIA, Inc.                                                         8.875         05/15/11            75,000          67,875
   Quebecor Media, Inc. (D)                                              11.125         07/15/11           145,000         133,581
   Radio One, Inc., Series B                                              8.875         07/01/11           125,000         133,750
   RH Donnelley Finance Corp. I (C)                                       8.875         12/15/10            25,000          26,750
   RH Donnelley Finance Corp. I (C)                                      10.875         12/15/12            40,000          43,600
   Spanish Broadcasting Systems, Inc.                                     9.625         11/01/09           140,000         144,900
   Young Broadcasting, Inc., Series A                                     8.500         12/15/08           215,000         221,987
                                                                                                                        ----------
                                                                                                                         2,662,026
                                                                                                                        ----------

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



                                                           % NET         COUPON         MATURITY            PAR            VALUE
                                                          ASSETS          RATE            DATE             AMOUNT        (NOTE 2)
                                                          ------          ----            ----             ------        --------
METALS AND MINING                                          1.9%
   AK Steel Corp.                                                         7.875%        02/15/09          $ 60,000      $   60,600
   AK Steel Corp. (C)                                                     7.750         06/15/12            75,000          75,563
   Century Aluminum Co.                                                  11.750         04/15/08            25,000          24,250
   Compass Minerals Group, Inc.                                          10.000         08/15/11           105,000         114,975
   Earle M. Jorgensen Co.                                                 9.750         06/01/12            70,000          71,225
   Kaiser Aluminum & Chemical Corp. (E)                                   9.875         02/15/49             5,000           3,350
   Ryerson Tull, Inc., Class A                                            9.125         07/15/06            75,000          70,825
   TriMas Corp. (C)                                                       9.875         06/15/12            40,000          39,600
   WCI Steel, Inc., Series B                                             10.000         12/01/04           155,000          41,075
                                                                                                                        ----------
                                                                                                                           501,463
                                                                                                                        ----------

PRINTING                                                   1.2%
   Hollinger International Publishing, Inc.                               9.250         03/15/07            60,000          62,775
   Hollinger International Publishing, Inc. (C)                           9.000         12/15/10            90,000          90,788
   Mail-Well I Corp.                                                      9.625         03/15/12            50,000          44,500
   Transwestern Publishing Co., Series F                                  9.625         11/15/07           110,000         114,950
                                                                                                                        ----------
                                                                                                                           313,013
                                                                                                                        ----------

RECREATION                                                10.5%
   AMC Entertainment, Inc.                                                9.500         02/01/11           130,000         128,050
   Ameristar Casinos, Inc.                                               10.750         02/15/09            60,000          65,700
   Argosy Gaming Co.                                                     10.750         06/01/09            25,000          27,500
   Argosy Gaming Co.                                                      9.000         09/01/11            35,000          37,056
   Aztar Corp.                                                            8.875         05/15/07           160,000         163,200
   Boyd Gaming Corp.                                                      9.250         08/01/09            80,000          87,000
   Coast Hotels and Casinos, Inc.                                         9.500         04/01/09           165,000         176,550
   HMH Properties, Inc., Series C                                         8.450         12/01/08           180,000         177,750
   Hollywood Park, Inc.                                                   9.500         08/01/07            25,000          22,250
   Horseshoe Gaming Holding Corp., Series B                               8.625         05/15/09           120,000         127,500
   Isle of Capri Casinos, Inc.                                            8.750         04/15/09            70,000          71,925
   ITT Corp.                                                              6.750         11/15/05            25,000          25,000
   Mandalay Resort Group                                                  9.500         08/01/08            95,000         105,213
   MGM Mirage, Inc.                                                       8.500         09/15/10           115,000         127,075
   MGM Mirage, Inc.                                                       8.375         02/01/11           225,000         242,437
   Park Place Entertainment Corp.                                         8.875         09/15/08            95,000         100,945
   Park Place Entertainment Corp.                                         8.125         05/15/11           155,000         160,813
   Pinnacle Entertainment, Inc., Series B                                 9.250         02/15/07           100,000          88,500
   Regal Cinemas, Inc., Series B                                          9.375         02/01/12           115,000         122,475
   Starwood Hotels & Resorts Worldwide, Inc. (C)                          7.875         05/01/12           140,000         138,600
   Station Casinos, Inc.                                                  8.375         02/15/08           175,000         185,937
   Station Casinos, Inc.                                                  8.875         12/01/08            50,000          52,000
   Station Casinos, Inc.                                                  9.875         07/01/10           100,000         108,500
   Vail Resorts, Inc.                                                     8.750         05/15/09           110,000         112,750
   Venetian Casino Resort LLC (C)                                        11.000         06/15/10            55,000          57,475
                                                                                                                        ----------
                                                                                                                         2,712,201
                                                                                                                        ----------

RETAIL                                                     4.9%
   7-Eleven, Inc.                                                         5.000         12/15/03           110,000         106,012
   Advance Stores Co., Inc.                                              10.250         04/15/08            50,000          53,000
   Cole National Group, Inc.                                              8.625         08/15/07            60,000          56,700
   Cole National Group, Inc.                                              8.875         05/15/12           115,000         108,100
   Dollar General Corp.                                                   8.625         06/15/10            85,000          87,550
   Finlay Fine Jewelry Corp.                                              8.375         05/01/08           160,000         150,400
   Fleming Companies, Inc.                                               10.125         04/01/08           135,000         116,100
   Gap, Inc. (B)                                                         10.550         12/15/08           125,000         136,250
   J Crew Operating Corp.                                                10.375         10/15/07            45,000          37,800
   Saks, Inc.                                                             8.250         11/15/08            45,000          44,775
   Williams Scotsman, Inc.                                                9.875         06/01/07           275,000         254,375
   Yum! Brands, Inc.                                                      7.700         07/01/12           100,000         104,000
                                                                                                                        ----------
                                                                                                                         1,255,062
                                                                                                                        ----------

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



                                                           % NET         COUPON         MATURITY            PAR           VALUE
                                                          ASSETS          RATE            DATE             AMOUNT       (NOTE 2)
                                                          ------          ----            ----             ------       --------
SCHOOLS                                                    0.2%
   KinderCare Learning Centers, Inc., Series B                            9.500%        02/15/09          $ 50,000     $    48,500
                                                                                                                       -----------

TECHNOLOGY                                                 2.5%
   Argo-Tech Corp.                                                        8.625         10/01/07            35,000          24,150
   Fisher Scientific International, Inc.                                  9.000         02/01/08            50,000          52,125
   Fisher Scientific International, Inc.                                  8.125         05/01/12            50,000          51,750
   Flextronics International, Ltd. (D)                                    9.875         07/01/10           150,000         161,625
   Unisys Corp.                                                           8.125         06/01/06           245,000         255,412
   Unisys Corp.                                                           7.875         04/01/08           105,000         107,100
                                                                                                                       -----------
                                                                                                                           652,162
                                                                                                                       -----------

TELECOMMUNICATIONS                                         3.1%
   EchoStar DBS Corp.                                                    10.375         10/01/07            65,000          70,362
   EchoStar DBS Corp.                                                     9.375         02/01/09           260,000         274,950
   Energis PLC (D)(E)                                                     9.750         06/15/09            45,000               0
   Insight Midwest/Insight Capital, Inc.                                  9.750         10/01/09           100,000          95,000
   LIN Holdings Corp. (B)                                                10.000         03/01/08           175,000         178,719
   NTL Communications Corp. (B)(E)                                       12.375         10/01/08           170,000          12,750
   Paxson Communications Corp.                                           10.750         07/15/08            75,000          73,969
   Paxson Communications Corp. (B)                                       12.250         01/15/09            65,000          41,275
   Rural Cellular Corp., Series A                                         9.750         01/15/10            70,000          42,000
   Tele1 Europe B.V. (D)(E)                                              13.000         05/15/09            50,000           7,000
                                                                                                                       -----------
                                                                                                                           796,025
                                                                                                                       -----------

TRANSPORTATION                                             1.8%
   GulfMark Offshore, Inc.                                                8.750         06/01/08           110,000         111,100
   Kansas City Southern Railway Co.                                       7.500         06/15/09           185,000         195,175
   Stena AB (C)(D)                                                        9.625         12/01/12           145,000         149,713
                                                                                                                       -----------
                                                                                                                           455,988
                                                                                                                       -----------

WASTE DISPOSAL                                             1.9%
   Allied Waste North America, Inc., Series B                             7.625         01/01/06           120,000         119,400
   Allied Waste North America, Inc., Series B                             8.875         04/01/08           165,000         167,475
   Allied Waste North America, Inc., Series B                            10.000         08/01/09            65,000          64,512
   Waste Management, Inc.                                                 6.875         05/15/09            50,000          52,500
   Waste Management, Inc. (C)                                             6.375         11/15/12            90,000          92,615
                                                                                                                       -----------
                                                                                                                           496,502
                                                                                                                       -----------
TOTAL CORPORATE NOTES AND BONDS
(COST: $23,530,758)                                                                                                     23,131,767
                                                                                                                       -----------

                                                                                                            SHARES
COMMON STOCKS:                                             0.0%

TELECOMMUNICATIONS                                         0.0%
   ITC DeltaCom, Inc. *                                                                                      1,488           3,467
                                                                                                                       -----------

TOTAL COMMON STOCKS
(COST: $12,275)                                                                                                              3,467
                                                                                                                       -----------

PREFERRED STOCKS:                                          0.6%

MEDIA                                                      0.6%
   Cablevision Systems Corp., Series M                                                                       1,027          96,024
   PRIMEDIA, Inc., Series D                                                                                  1,100          70,950
                                                                                                                       -----------
                                                                                                                           166,974
                                                                                                                       -----------
TOTAL PREFERRED STOCKS
(COST: $201,286)                                                                                                           166,974
                                                                                                                       -----------

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



                                                           % NET                                                         VALUE
                                                          ASSETS                                       SHARES           (NOTE 2)
                                                          ------                                       ------            -------
WARRANTS AND RIGHTS:                                       0.0%

COMMUNICATION                                              0.0%
   GT Group Telecom, Inc. (C) *                                                                               50       $        25
                                                                                                                       -----------

TOTAL WARRANTS AND RIGHTS
(COST: $2,250)                                                                                                                  25
                                                                                                                       -----------

INVESTMENT COMPANY:                                        4.4%
   SSgA Prime Money Market Fund                                                                        1,138,589         1,138,589
                                                                                                                       -----------

TOTAL INVESTMENT COMPANY
(COST: $1,138,589)                                                                                                       1,138,589
                                                                                                                       -----------

                                                                         COUPON         MATURITY           PAR
                                                                          RATE            DATE            AMOUNT

FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS:                 0.2%

MEXICO                                                     0.2%
   United Mexican States (D)                                              8.375%        01/14/11        $   52,000          58,761
                                                                                                                       -----------

TOTAL FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS
(COST: $54,014)                                                                                                             58,761
                                                                                                                       -----------

CERTIFICATE OF DEPOSIT:                                    2.4%
   State Street Eurodollar                                                                                 608,572         608,572
                                                                                                                       -----------

TOTAL CERTIFICATE OF DEPOSIT
(COST: $608,572)                                                                                                           608,572
                                                                                                                       -----------

TOTAL INVESTMENTS                                         98.0%                                                         25,332,995
(COST: $25,757,316**)
NET OTHER ASSETS AND LIABILITIES                           2.0%                                                            517,454
                                                         -----                                                         -----------
TOTAL NET ASSETS                                         100.0%                                                        $25,850,449
                                                         =====                                                         ===========


*Non-income producing.


**At December 31, 2002, the cost of securities for federal tax purposes was $25,844,281.



(B) Represents security that retains a specified coupon until a predetermined date, at which time a predetermined rate becomes the effective rate.


(C) Restricted security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.


(D) Notes and bonds issued by foreign entities, denominated in U.S. dollars. The aggregate value of these securities is 6.18% of total net assets.


(E) In Default.


(F) Notes and bonds issued by foreign entities, denominated in their local currency and converted to U.S. dollars at period end exchange rates. The aggregate of these securities are 0.26% of total net assets.



(H) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees.


PIK    Payment-In-Kind.

PLC    Public Limited Company.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


 Currency           Settlement Date        Local Amount           Face Amount             Value            (Depreciation)
 --------           ---------------        ------------           -----------             -----            --------------
Euro (Sell)            02/10/03           (euro)(64,519)           $(64,970)             $(67,543)            $(2,573)
                                                                                                              =======


See accompanying notes to financial statements.

                                  BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2002



                                                          % NET                                VALUE
                                                          ASSETS              SHARES          (NOTE 2)
                                                          ------              ------          --------
COMMON STOCKS:                                            51.1%

CONSUMER DISCRETIONARY                                     6.3%
   Carnival Corp.                                                             214,200        $ 5,344,290
   Comcast Corp., Class A *                                                    66,640          1,570,705
   Cox Communications, Inc., Class A *                                        147,200          4,180,480
   Home Depot, Inc.                                                           115,500          2,767,380
   McDonald's Corp.                                                           263,100          4,230,648
   Target Corp.                                                               308,400          9,252,000
   Tiffany & Co.                                                              152,800          3,653,448
   Wal-Mart Stores, Inc.                                                       53,200          2,687,132
   Walt Disney Co.                                                            227,600          3,712,156
                                                                                             -----------
                                                                                              37,398,239
                                                                                             -----------

CONSUMER STAPLES                                           4.4%
   CVS Corp.                                                                  204,652          5,110,161
   General Mills, Inc.                                                        164,500          7,723,275
   Kimberly-Clark Corp.                                                       136,900          6,498,643
   Safeway, Inc. *                                                            105,800          2,471,488
   Sara Lee Corp.                                                             185,300          4,171,103
                                                                                             -----------
                                                                                              25,974,670
                                                                                             -----------

ENERGY                                                     3.9%
   BP PLC, ADR                                                                 91,246          3,709,150
   ExxonMobil Corp.                                                           155,000          5,415,700
   Kerr-McGee Corp.                                                            57,700          2,556,110
   Marathon Oil Corp.                                                         153,100          3,259,499
   Schlumberger, Ltd.                                                          87,600          3,687,084
   Transocean Sedco Forex, Inc.                                                49,362          1,145,198
   Unocal Corp.                                                               119,000          3,639,020
                                                                                             -----------
                                                                                              23,411,761
                                                                                             -----------

FINANCIALS                                                12.0%
   ACE, Ltd.                                                                  160,000          4,694,400
   Allstate Corp.                                                             195,014          7,213,568
   Bank of America Corp.                                                       94,698          6,588,140
   Bank One Corp.                                                             123,890          4,528,179
   Chubb Corp.                                                                 80,000          4,176,000
   Citigroup, Inc.                                                            234,005          8,234,636
   Fannie Mae                                                                  79,000          5,082,070
   FleetBoston Financial Corp.                                                118,400          2,877,120
   Goldman Sachs Group, Inc.                                                   37,000          2,519,700
   MBIA, Inc.                                                                  97,800          4,289,508
   Morgan Stanley Dean Witter & Co.                                           119,000          4,750,480
   Prudential Financial, Inc.                                                 218,000          6,919,320
   SunTrust Banks, Inc.                                                        56,500          3,215,980
   Wells Fargo & Co.                                                          124,900          5,854,063
                                                                                             -----------
                                                                                              70,943,164
                                                                                             -----------

HEALTHCARE                                                 7.5%
   Applera Corp.- Applied Biosystems Group                                    163,200          2,862,528
   Baxter International, Inc.                                                 160,800          4,502,400
   Bristol-Myers Squibb Co.                                                   204,200          4,727,230
   Genzyme Corp. *                                                             73,000          2,158,610
   GlaxoSmithKline PLC, ADR                                                   140,350          5,257,511
   IMS Health, Inc.                                                           398,100          6,369,600
   MedImmune, Inc. *                                                           71,000          1,929,070
   Pharmacia Corp.                                                            222,228          9,289,130
   Wyeth                                                                      197,400          7,382,760
                                                                                             -----------
                                                                                              44,478,839
                                                                                             -----------

                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



                                                           % NET                                                         VALUE
                                                           ASSETS                                       SHARES          (NOTE 2)
                                                           ------                                       ------          --------
INDUSTRIALS                                                5.6%
   Burlington Northern Santa Fe Corp.                                                                   105,000       $  2,731,050
   Dover Corp.                                                                                          154,000          4,490,640
   Emerson Electric Co.                                                                                  71,000          3,610,350
   FedEx Corp.                                                                                           59,000          3,198,980
   Honeywell International, Inc.                                                                        156,000          3,744,000
   Illinois Tool Works, Inc.                                                                             58,000          3,761,880
   Textron, Inc.                                                                                         95,000          4,084,050
   United Technologies Corp.                                                                             74,000          4,583,560
   Waste Management, Inc.                                                                               125,000          2,865,000
                                                                                                                      ------------
                                                                                                                        33,069,510
                                                                                                                      ------------

INFORMATION TECHNOLOGY                                     6.9%
   3Com Corp. *                                                                                         124,200            575,046
   ADC Telecommunications, Inc. *                                                                       336,000            702,240
   Agilent Technologies, Inc. *                                                                          66,603          1,196,190
   Applied Materials, Inc. *                                                                            130,900          1,705,627
   Celestica, Inc. *                                                                                     94,500          1,332,450
   Computer Sciences Corp. *                                                                            119,600          4,120,220
   Concord EFS, Inc. *                                                                                  227,300          3,577,702
   EMC Corp. *                                                                                          134,400            825,216
   Hewlett-Packard Co.                                                                                  173,700          3,015,432
   International Business Machine Corp.                                                                  87,700          6,796,750
   Keane, Inc. *                                                                                        289,700          2,604,403
   Koninklijke (Royal) Philips Electronics N.V., ADR                                                    176,148          3,114,297
   Micron Technology, Inc. *                                                                            133,600          1,301,264
   Motorola, Inc.                                                                                       292,200          2,527,530
   PeopleSoft, Inc. *                                                                                   196,000          3,586,800
   Skyworks Solutions, Inc. *                                                                            63,180            544,611
   Texas Instruments, Inc.                                                                              169,900          2,550,199
   VERITAS Software Corp. *                                                                              47,064            735,140
                                                                                                                      ------------
                                                                                                                        40,811,117
                                                                                                                      ------------

MATERIALS                                                  1.2%
   Dow Chemical Co.                                                                                     108,000          3,207,600
   Rohm and Haas Co.                                                                                    126,000          4,092,480
                                                                                                                      ------------
                                                                                                                         7,300,080
                                                                                                                      ------------

TELECOMMUNICATION SERVICES                                 2.1%
   ALLTEL Corp.                                                                                          94,000          4,794,000
   AT&T Corp.                                                                                            41,199          1,075,706
   SBC Communications, Inc.                                                                             117,000          3,171,870
   Verizon Communications                                                                                91,012          3,526,715
                                                                                                                      ------------
                                                                                                                        12,568,291
                                                                                                                      ------------

UTILITIES                                                  1.2%
   Duke Energy Corp.                                                                                    153,000          2,989,620
   FPL Group, Inc.                                                                                       65,000          3,908,450
                                                                                                                      ------------
                                                                                                                         6,898,070
                                                                                                                      ------------

TOTAL COMMON STOCKS
(COST: $334,178,232)                                                                                                   302,853,741
                                                                                                                      ------------

                                 BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               December 31, 2002



                                                                       % NET         COUPON   MATURITY       PAR         VALUE
                                                                       ASSETS         RATE      DATE        AMOUNT      (NOTE 2)
                                                                       ------        ------   --------    ----------   ----------
ASSET BACKED:                                                           4.0%
   ABSC Long Beach Home Equity Trust, Series 2000-LB1, Class AF5                      8.050%  09/21/30    $5,150,000   $5,713,053
   Conseco Finance Securitizations Corp., Series 2001-1, Class M1                     7.535   07/01/32     5,000,000    4,250,000
   Conseco Finance Securitizations Corp., Series 2001-4, Class A3                     6.090   09/01/33     2,100,000    2,135,911
   Green Tree Home Equity Loan Trust, Series 1999-A, Class B1                         8.970   11/15/27     4,100,000    4,254,747
   Long Beach Mortgage Loan Trust, Series 2002-1, Class M3                            3.920   05/25/32     2,250,000    2,163,571
   Oakwood Mortgage Investors, Inc., Series 1999-C, Class M2                          8.750   08/15/27     6,400,000    4,800,000
                                                                                                                       ----------
TOTAL ASSET BACKED
(COST: $24,671,640)                                                                                                    23,317,282
                                                                                                                       ----------
COMMERCIAL MORTGAGE BACKED:                                             3.2%
   Bear Stearns Commercial Mortgage Securities, Inc.,
      Series 2001-TOP2, Class A2                                                      6.480   02/15/35     4,000,000    4,539,301
   Duke Weeks Industrial Trust, Series 2000-DW1, Class A2 (C)                         7.151   10/15/10     3,000,000    3,481,628
   Morgan Stanley Capital I, Inc., Series 1999-CAM1, Class A3                         6.920   03/15/32     3,635,000    4,082,089
   Morgan Stanley Dean Witter Capital, Series 2000-LIF2, Class A2                     7.200   10/15/33     6,000,000    7,018,813
                                                                                                                       ----------
TOTAL COMMERCIAL MORTGAGE BACKED
(COST: $17,422,030)                                                                                                    19,121,831
                                                                                                                       ----------
PRIVATE LABEL MORTGAGE BACKED:                                          2.9%
   Bank of America Funding Corp., Series 2002-1, Class A2                             7.000   04/20/32     3,608,676    3,682,475
   Countrywide Alternative Loan Trust, Series 2002-5, Class A10                       6.750   06/25/32     5,600,000    5,923,942
   Residential Asset Securitization Trust, Series 2002-A1, Class A2                   5.350   09/25/26     3,300,000    3,417,770
   Washington Mutual, Series 2002-AR4, Class A5                                       5.569   04/26/32     3,966,128    3,966,145
                                                                                                                       ----------
TOTAL PRIVATE LABEL MORTGAGE BACKED
(COST: $16,671,412)                                                                                                    16,990,332
                                                                                                                       ----------
CORPORATE NOTES AND BONDS:                                             15.6%

CABLE                                                                   1.4%
   Comcast Corp.                                                                      8.375   05/01/07     2,500,000    2,804,907
   Cox Communications, Inc.                                                           6.875   06/15/05     2,500,000    2,694,280
   TCI Communications, Inc.                                                           8.650   09/15/04     2,500,000    2,684,113
                                                                                                                       ----------
                                                                                                                        8,183,300
                                                                                                                       ----------
CONSUMER STAPLES                                                        0.5%
   Delhaize America, Inc.                                                             7.375   04/15/06     2,000,000    1,955,034
   Safeway, Inc.                                                                      6.850   09/15/04     1,000,000    1,065,220
                                                                                                                       ----------
                                                                                                                        3,020,254
                                                                                                                       ----------
ENERGY                                                                  1.6%
   Burlington Resources Finance Co.                                                   5.700   03/01/07     2,000,000    2,154,162
   Occidental Petroleum Corp.                                                         5.875   01/15/07     2,500,000    2,702,718
   Phillips Petroleum Co.                                                             8.500   05/25/05     2,500,000    2,842,797
   Sunoco, Inc.                                                                       7.125   03/15/04     2,000,000    2,077,970
                                                                                                                       ----------
                                                                                                                        9,777,647
                                                                                                                       ----------
FINANCE                                                                 3.8%
   AARP (C)                                                                           7.500   05/01/31     2,000,000    2,362,826
   American General Finance Corp.                                                     5.750   03/15/07     2,500,000    2,697,130
   Bear Stearns Cos., Inc.                                                            7.800   08/15/07     2,000,000    2,340,742
   CIT Group, Inc.                                                                    5.570   12/08/03     1,500,000    1,525,442
   Countrywide Home Loans, Inc.                                                       6.840   10/22/04     1,000,000    1,074,639
   General Electric Global Insurance Corp.                                            7.000   02/15/26     3,500,000    3,654,346
   Household Finance Corp.                                                            6.500   11/15/08     1,350,000    1,451,538
   MBNA America Bank N.A.                                                             6.875   07/15/04     2,000,000    2,080,442
   Merrill Lynch & Co., Inc.                                                          7.375   05/15/06     2,500,000    2,815,957
   U.S. Bank N.A.                                                                     6.300   02/04/14     2,000,000    2,250,618
                                                                                                                       ----------
                                                                                                                       22,253,680
                                                                                                                       ----------

                                 BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               December 31, 2002



                                                          % NET        COUPON          MATURITY            PAR             VALUE
                                                          ASSETS        RATE             DATE             AMOUNT          (NOTE 2)
                                                          ------       ------          --------         ----------      -----------
INDUSTRIALS                                                2.8%
   Bombardier Capital, Inc. (C)                                         6.125%         06/29/06         $2,000,000      $ 1,809,922
   Caterpillar Financial Services Corp.                                 7.590          12/10/03          2,000,000        2,109,198
   Ford Motor Credit Co.                                                3.714          10/25/04          1,000,000          959,587
   Ford Motor Credit Co.                                                7.600          08/01/05          2,000,000        2,042,090
   General Motors Acceptance Corp.                                      6.125          08/28/07          2,250,000        2,276,705
   General Motors Acceptance Corp.                                      6.875          09/15/11          2,250,000        2,243,835
   International Paper Co.                                              8.125          07/08/05          2,400,000        2,686,313
   Lockheed Martin Corp.                                                7.250          05/15/06          2,000,000        2,252,422
                                                                                                                        -----------
                                                                                                                         16,380,072
                                                                                                                        -----------
PIPELINE                                                   0.4%
   Kinder Morgan, Inc.                                                  6.650          03/01/05          2,500,000        2,656,465
                                                                                                                        -----------
REITS                                                      0.2%
   Avalonbay Communities, Inc.                                          6.580          02/15/04          1,000,000        1,048,651
                                                                                                                        -----------
TELECOMMUNICATIONS                                         1.7%
   Bellsouth Capital Funding Corp.                                      7.875          02/15/30          2,000,000        2,455,868
   SBC Communications, Inc.                                             5.875          08/15/12          2,250,000        2,429,635
   Sprint Capital Corp.                                                 7.125          01/30/06            775,000          767,250
   Telephone & Data Systems, Inc.                                       7.000          08/01/06          1,500,000        1,635,030
   Verizon Wireless Capital LLC                                         5.375          12/15/06          2,500,000        2,611,715
                                                                                                                        -----------
                                                                                                                          9,899,498
                                                                                                                        -----------
TRANSPORTATION                                             0.7%
   Norfolk Southern Corp.                                               7.250          02/15/31          2,000,000        2,324,872
   Southwest Airlines Co.                                               8.750          10/15/03          2,000,000        2,093,238
                                                                                                                        -----------
                                                                                                                          4,418,110
                                                                                                                        -----------
UTILITIES                                                  2.5%
   DTE Energy Co.                                                       6.450          06/01/06          2,000,000        2,152,108
   Energy East Corp.                                                    8.050          11/15/10          2,000,000        2,334,940
   FirstEnergy Corp., Series A                                          5.500          11/15/06          2,000,000        2,011,294
   Niagara Mohawk Power Corp., Series F                                 7.625          10/01/05          2,532,928        2,806,512
   Progress Energy, Inc.                                                7.750          03/01/31          2,000,000        2,273,062
   Virginia Electric & Power Co., Series A                              5.750          03/31/06          3,000,000        3,222,747
                                                                                                                        -----------
                                                                                                                         14,800,663
                                                                                                                        -----------
TOTAL CORPORATE NOTES AND BONDS
(COST: $87,352,115)                                                                                                      92,438,340
                                                                                                                        -----------
MORTGAGE BACKED:                                           9.9%

FEDERAL HOME LOAN MORTGAGE CORP.                           3.3%
   Series 1974 Class ZA                                                 7.000          07/15/27          7,297,289        8,023,641
   Pool # C01005                                                        8.000          06/01/30          1,224,513        1,313,179
   Series 2351 Class PX                                                 6.500          07/15/30          3,000,000        3,193,906
   Pool # C62333                                                        6.500          01/01/32          4,226,539        4,404,563
   Pool # C65648                                                        6.500          03/01/32          2,683,164        2,796,157
                                                                                                                        -----------
                                                                                                                         19,731,446
                                                                                                                        -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION                      5.0%
   Pool # 383475                                                        6.100          04/01/11          4,342,436        4,831,785
   Pool # 582558                                                        6.000          05/01/16          3,575,071        3,742,438
   Pool # 253847                                                        6.000          05/01/21          4,142,870        4,317,460
   Series 2001-72 Class NC                                              6.000          02/25/25          3,000,000        3,134,091
   Series 1998-63, Class PG                                             6.000          03/25/27          3,000,000        3,148,042
   Pool # 607515                                                        7.000          11/01/31          3,233,553        3,401,193
   Pool # 611619                                                        6.000          02/01/32          4,218,240        4,366,757
   Pool # 644591                                                        7.000          05/01/32          2,617,361        2,753,055
                                                                                                                        -----------
                                                                                                                         29,694,821
                                                                                                                        -----------

                                 BALANCED FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               December 31, 2002



                                                          % NET        COUPON          MATURITY            PAR           VALUE
                                                          ASSETS        RATE             DATE             AMOUNT        (NOTE 2)
                                                          ------       ------          --------         ----------    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                   1.6%
   Pool # 2921                                                          7.500%         05/20/30         $2,222,099    $  2,367,914
   Pool # 2957                                                          7.500          08/20/30            220,819         235,309
   Pool # 3068                                                          6.500          04/20/31          3,493,743       3,645,400
   Series 2002-50 Class PE                                              6.000          07/20/32          3,000,000       3,152,513
                                                                                                                      ------------
                                                                                                                         9,401,136
                                                                                                                      ------------
TOTAL MORTGAGE BACKED
(COST: $55,520,069)                                                                                                     58,827,403
                                                                                                                      ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS:                    7.8%

FEDERAL FARM CREDIT BANK                                   0.8%         6.125          12/29/15          4,000,000       4,591,836
                                                                                                                      ------------
FEDERAL HOME LOAN BANK                                     0.2%         6.875          08/15/05            900,000       1,010,933
                                                                                                                      ------------
FEDERAL HOME LOAN MORTGAGE CORP.                           1.4%         6.875          01/15/05          2,000,000       2,200,834
                                                                        4.700          12/06/05          1,500,000       1,517,559
                                                                        5.375          08/16/06          2,000,000       2,112,964
                                                                        5.750          04/29/09          2,500,000       2,606,940
                                                                                                                      ------------
                                                                                                                         8,438,297
                                                                                                                      ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                      1.8%         6.400          05/14/09          6,600,000       6,958,037
                                                                        6.250          07/19/11          3,000,000       3,171,318
                                                                        5.250          08/01/12            750,000         783,146
                                                                                                                      ------------
                                                                                                                        10,912,501
                                                                                                                      ------------

U.S. TREASURY BONDS                                        2.7%        11.125          08/15/03          3,000,000       3,182,226
                                                                        9.125          05/15/09          6,000,000       6,611,718
                                                                        6.250          05/15/30          5,000,000       5,983,400
                                                                                                                      ------------
                                                                                                                        15,777,344
                                                                                                                      ------------

U.S. TREASURY NOTES                                        0.9%         4.625          05/15/06          5,000,000       5,392,579
                                                                                                                      ------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(COST: $43,669,225)                                                                                                     46,123,490
                                                                                                                      ------------
                                                                                                          SHARES
                                                                                                          ------

INVESTMENT COMPANIES:                                      5.8%
   Nations Cash Reserves Fund                                                                            5,004,897       5,004,897
   One Group Institutional Prime Money Market Fund                                                       5,013,257       5,013,257
   SSgA Prime Money Market Fund                                                                         24,251,266      24,251,266
                                                                                                                      ------------
TOTAL INVESTMENT COMPANIES
(COST: $34,269,420)                                                                                                     34,269,420
                                                                                                                      ------------

TOTAL INVESTMENTS                                        100.3%                                                        593,941,839
(COST: $613,754,143**)
NET OTHER ASSETS AND LIABILITIES                          (0.3)%                                                        (1,698,433)
                                                         -----                                                        ------------
TOTAL NET ASSETS                                         100.0%                                                       $592,243,406
                                                         =====                                                        ============


*Non-income producing

**At December 31, 2002, the cost of securities for federal tax purposes was $613,755,153.







(C) Restricted security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.




ADR    American Depository Receipt.
PLC    Pubic Limited Company.




See accompanying notes to financial statements.

                          GROWTH AND INCOME STOCK FUND
                            SCHEDULE OF INVESTMENTS
                               December 31, 2002



                                                         % NET                                            VALUE
                                                         ASSETS                          SHARES          (NOTE 2)
                                                         ------                        ---------       ------------
COMMON STOCKS:                                            96.7%

CONSUMER DISCRETIONARY                                     9.4%
   Comcast Corp., Class A *                                                              241,995       $  5,703,822
   Home Depot, Inc.                                                                      443,500         10,626,260
   McDonald's Corp.                                                                      935,600         15,044,448
   Target Corp.                                                                          759,100         22,773,000
   Wal-Mart Stores, Inc.                                                                 160,800          8,122,008
   Walt Disney Co.                                                                       609,100          9,934,421
                                                                                                        -----------
                                                                                                         72,203,959
                                                                                                        -----------

CONSUMER STAPLES                                           9.3%
   General Mills, Inc.                                                                   276,800         12,995,760
   Kimberly-Clark Corp.                                                                  396,900         18,840,843
   Kroger Co. *                                                                        1,083,900         16,746,255
   Sara Lee Corp.                                                                      1,012,400         22,789,124
                                                                                                        -----------
                                                                                                         71,371,982
                                                                                                        -----------
ENERGY                                                     8.6%
   BP PLC, ADR                                                                           328,880         13,368,972
   ChevronTexaco Corp.                                                                   188,673         12,542,981
   ExxonMobil Corp.                                                                      453,200         15,834,808
   Schlumberger, Ltd.                                                                    222,200          9,352,398
   Transocean Sedco Forex, Inc.                                                          165,146          3,831,387
   Unocal Corp.                                                                          343,550         10,505,759
                                                                                                        -----------
                                                                                                         65,436,305
                                                                                                        -----------

FINANCIALS                                                23.7%
   Allstate Corp.                                                                        768,026         28,409,282
   Bank of America Corp.                                                                 234,171         16,291,276
   Bank One Corp.                                                                        456,640         16,690,192
   Citigroup, Inc.                                                                       720,014         25,337,293
   Fannie Mae                                                                            220,000         14,152,600
   FleetBoston Financial Corp.                                                           343,600          8,349,480
   Morgan Stanley Dean Witter & Co.                                                      448,000         17,884,160
   Prudential Financial, Inc.                                                            775,000         24,598,500
   SunTrust Banks, Inc.                                                                  231,200         13,159,904
   Wachovia Corp.                                                                        449,500         16,379,780
                                                                                                        -----------
                                                                                                        181,252,467
                                                                                                        -----------

HEALTHCARE                                                10.5%
   Baxter International, Inc.                                                            282,200          7,901,600
   Bristol-Myers Squibb Co.                                                              624,500         14,457,175
   GlaxoSmithKline PLC, ADR                                                              376,650         14,109,309
   Guidant Corp. *                                                                       408,600         12,605,310
   Merck & Co., Inc.                                                                     308,500         17,464,185
   Wyeth                                                                                 358,200         13,396,680
                                                                                                        -----------
                                                                                                         79,934,259
                                                                                                        -----------

INDUSTRIALS                                               11.1%
   Burlington Northern Santa Fe Corp.                                                    185,600          4,827,456
   Emerson Electric Co.                                                                  407,000         20,695,950
   Honeywell International, Inc.                                                         766,000         18,384,000
   Textron, Inc.                                                                         471,000         20,248,290
   United Technologies Corp.                                                             208,800         12,933,072
   Waste Management, Inc.                                                                348,100          7,978,452
                                                                                                        -----------
                                                                                                         85,067,220
                                                                                                        -----------

                          GROWTH AND INCOME STOCK FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               December 31, 2002



                                                         % NET                                             VALUE
                                                         ASSETS                         SHARES           (NOTE 2)
                                                         ------                       ----------       ------------
INFORMATION TECHNOLOGY                                    12.8%
   Agilent Technologies, Inc. *                                                          224,098       $  4,024,800
   Applied Materials, Inc. *                                                             348,800          4,544,864
   Automatic Data Processing, Inc.                                                       306,500         12,030,125
   Computer Associates International, Inc.                                               505,100          6,818,850
   Computer Sciences Corp. *                                                             312,700         10,772,515
   EMC Corp. *                                                                           457,100          2,806,594
   Hewlett-Packard Co.                                                                   686,035         11,909,568
   Intel Corp.                                                                           368,500          5,737,545
   International Business Machine Corp.                                                  236,800         18,352,000
   Koninklijke (Royal) Philips Electronics N.V., ADR                                     386,174          6,827,556
   Motorola, Inc.                                                                        875,000          7,568,750
   Texas Instruments, Inc.                                                               426,700          6,404,767
                                                                                                       ------------
                                                                                                         97,797,934
                                                                                                       ------------
MATERIALS                                                  4.7%
   Alcan, Inc.                                                                           145,000          4,280,400
   Alcoa, Inc.                                                                           165,000          3,758,700
   Dow Chemical Co.                                                                      422,050         12,534,885
   E.I. du Pont de Nemours & Co.                                                         371,000         15,730,400
                                                                                                       ------------
                                                                                                         36,304,385
                                                                                                       ------------
TELECOMMUNICATION SERVICES                                 4.9%
   ALLTEL Corp.                                                                          294,000         14,994,000
   AT&T Corp.                                                                            149,610          3,906,317
   SBC Communications, Inc.                                                              300,000          8,133,000
   Verizon Communications                                                                272,035         10,541,357
                                                                                                       ------------
                                                                                                         37,574,674
                                                                                                       ------------
UTILITIES                                                  1.7%
   Duke Energy Corp.                                                                     646,000         12,622,840
                                                                                                       ------------
TOTAL COMMON STOCKS
(COST: $841,901,810)                                                                                    739,566,025
                                                                                                       ------------
INVESTMENT COMPANIES:                                      3.3%
   Nations Cash Reserves Fund                                                          5,004,896          5,004,896
   SSgA Prime Money Market Fund                                                       19,988,083         19,988,083
                                                                                                       ------------
TOTAL INVESTMENT COMPANIES
(COST: $24,992,979)                                                                                      24,992,979
                                                                                                       ------------

TOTAL INVESTMENTS                                        100.0%                                         764,559,004
(COST: $866,894,789**)
NET OTHER ASSETS AND LIABILITIES                           0.0%                                             336,486
                                                                                                       ------------
TOTAL NET ASSETS                                         100.0%                                        $764,895,490
                                                         =====                                         ============


 *Non-income producing.


**At December 31, 2002, the cost of securities for federal tax purposes was $867,050,063.





ADR    American Depository Receipt.
PLC    Public Limited Company.

See accompanying notes to financial statements.

                        CAPITAL APPRECIATION STOCK FUND
                            SCHEDULE OF INVESTMENTS
                               December 31, 2002



                                                         % NET                                            VALUE
                                                         ASSETS                          SHARES          (NOTE 2)
                                                         ------                        ---------       ------------
COMMON STOCKS:                                            96.2%

CONSUMER DISCRETIONARY                                    12.1%
   Brinker International, Inc. *                                                         290,900       $  9,381,525
   Carnival Corp.                                                                        611,600         15,259,420
   Cox Communications, Inc., Class A *                                                   701,000         19,908,400
   Liberty Media Corp., Class A *                                                      1,719,300         15,370,542
   Tiffany & Co.                                                                         477,800         11,424,198
                                                                                                       ------------
                                                                                                         71,344,085
                                                                                                       ------------

CONSUMER STAPLES                                           4.7%
   CVS Corp.                                                                             615,300         15,364,041
   Safeway, Inc. *                                                                       544,000         12,707,840
                                                                                                       ------------
                                                                                                         28,071,881
                                                                                                       ------------

ENERGY                                                     8.6%
   ConocoPhillips                                                                        247,700         11,986,203
   Grant Prideco, Inc. *                                                                 515,600          6,001,584
   Kerr-McGee Corp.                                                                      198,100          8,775,830
   Marathon Oil Corp.                                                                    459,800          9,789,142
   Weatherford International, Ltd. *                                                     362,700         14,482,611
                                                                                                       ------------
                                                                                                         51,035,370
                                                                                                       ------------

FINANCIALS                                                17.3%
   ACE, Ltd.                                                                             548,000         16,078,320
   Bank of New York Co., Inc.                                                            277,700          6,653,692
   Chubb Corp.                                                                           177,000          9,239,400
   Freddie Mac                                                                           285,400         16,852,870
   Goldman Sachs Group, Inc.                                                              90,000          6,129,000
   MBIA, Inc.                                                                            273,000         11,973,780
   U.S. Bancorp                                                                          692,800         14,701,216
   Wells Fargo & Co.                                                                     284,300         13,325,141
   Zions Bancorp.                                                                        182,900          7,196,932
                                                                                                       ------------
                                                                                                        102,150,351
                                                                                                       ------------

HEALTHCARE                                                17.8%
   Abbott Laboratories                                                                   216,500          8,660,000
   Applera Corp.- Applied Biosystems Group                                               647,200         11,351,888
   Boston Scientific Corp. *                                                             381,000         16,200,120
   Genzyme Corp. *                                                                       274,700          8,122,879
   IMS Health, Inc.                                                                    1,169,300         18,708,800
   MedImmune, Inc. *                                                                     193,700          5,262,829
   Pharmacia Corp.                                                                       586,716         24,524,729
   Schering-Plough Corp.                                                                 579,700         12,869,340
                                                                                                       ------------
                                                                                                        105,700,585
                                                                                                       ------------

INDUSTRIALS                                               11.1%
   Dover Corp.                                                                           591,000         17,233,560
   FedEx Corp.                                                                           247,100         13,397,762
   Illinois Tool Works, Inc.                                                             322,000         20,884,920
   Pall Corp.                                                                            868,000         14,478,240
                                                                                                       ------------
                                                                                                         65,994,482
                                                                                                       ------------

                        CAPITAL APPRECIATION STOCK FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               December 31, 2002



                                                         % NET                                            VALUE
                                                         ASSETS                         SHARES           (NOTE 2)
                                                         ------                       ----------       ------------
INFORMATION TECHNOLOGY                                    14.8%
   3Com Corp. *                                                                          354,600       $  1,641,798
   ADC Telecommunications, Inc. *                                                      1,120,100          2,341,009
   Altera Corp. *                                                                        411,400          5,072,562
   Autodesk, Inc.                                                                      1,263,000         18,060,900
   Cadence Design Systems, Inc. *                                                        729,200          8,597,268
   Celestica, Inc. *                                                                     253,900          3,579,990
   Concord EFS, Inc. *                                                                   430,300          6,772,922
   EMC Corp. *                                                                           593,100          3,641,634
   Keane, Inc. *                                                                         859,900          7,730,501
   KLA-Tencor Corp. *                                                                    174,600          6,175,602
   Micron Technology, Inc. *                                                             456,000          4,441,440
   PeopleSoft, Inc. *                                                                    718,200         13,143,060
   Sanmina - SCI Corp. *                                                                 536,144          2,407,287
   Skyworks Solutions, Inc. *                                                            238,854          2,058,921
   VERITAS Software Corp. *                                                              136,689          2,135,082
                                                                                                       ------------
                                                                                                         87,799,976
                                                                                                       ------------

MATERIALS                                                  3.9%
   Praxair, Inc.                                                                         217,700         12,576,529
   Rohm and Haas Co.                                                                     330,600         10,737,888
                                                                                                       ------------
                                                                                                         23,314,417
                                                                                                       ------------

TELECOMMUNICATION SERVICES                                 4.1%
   BellSouth Corp.                                                                       398,000         10,296,260
   CenturyTel, Inc.                                                                      465,100         13,664,638
                                                                                                       ------------
                                                                                                         23,960,898
                                                                                                       ------------

UTILITIES                                                  1.8%
   FPL Group, Inc.                                                                       178,100         10,709,153
                                                                                                       ------------
TOTAL COMMON STOCKS
(COST: $679,604,062)                                                                                    570,081,198
                                                                                                       ------------

INVESTMENT COMPANIES:                                      4.5%
   One Group Institutional Prime Money Market Fund                                     8,032,630          8,032,630
   SSgA Prime Money Market Fund                                                       18,551,165         18,551,165
                                                                                                       ------------

TOTAL INVESTMENT COMPANIES
(COST: $26,583,795)                                                                                      26,583,795
                                                                                                       ------------

TOTAL INVESTMENTS                                        100.7%                                         596,664,993
(COST: $706,187,857**)
NET OTHER ASSETS AND LIABILITIES                          (0.7)%                                         (4,152,833)
                                                         -----                                         ------------
TOTAL NET ASSETS                                         100.0%                                        $592,512,160
                                                         =====                                         ============


 *Non-income producing.


**At December 31, 2002, the cost of securities for federal tax purposes was $706,352,287.











See accompanying notes to financial statements.

                               MID-CAP STOCK FUND
                            SCHEDULE OF INVESTMENTS
                               December 31, 2002



                                                         % NET                                            VALUE
                                                         ASSETS                         SHARES           (NOTE 2)
                                                         ------                       ----------       ------------
COMMON STOCKS:                                            97.2%

CONSUMER DISCRETIONARY                                    13.1%
   Belo Corp., Class A                                                                    76,000       $  1,620,320
   CEC Entertainment, Inc. *                                                              12,500            383,750
   Charter Communications, Inc., Class A *                                               107,800            127,204
   Ethan Allen Interiors, Inc.                                                            65,100          2,237,487
   Guitar Center, Inc. *                                                                  23,400            387,504
   Hibbett Sporting Goods, Inc. *                                                         27,000            645,840
   Hughes Supply, Inc.                                                                     8,200            224,024
   Interpublic Group of Companies, Inc.                                                   32,300            454,784
   J. Jill Group, Inc. *                                                                  22,350            312,453
   Lancaster Colony Corp.                                                                  4,800            187,584
   Linens 'N Things, Inc. *                                                               43,400            980,840
   Meritage Corp. *                                                                        7,700            259,105
   O'Reilly Automotive, Inc. *                                                            28,600            723,294
   Outback Steakhouse, Inc.                                                               25,400            874,776
   Sonic Corp. *                                                                          14,100            288,909
   Spartan Motors, Inc.                                                                    3,100             35,278
   Talbots, Inc.                                                                          69,700          1,918,841
   Toys "R" Us, Inc. *                                                                   107,000          1,070,000
   Ultimate Electronics, Inc. *                                                           12,300            124,845
   WCI Communities, Inc. *                                                                32,700            333,540
   Wilsons-The Leather Experts, Inc. *                                                    43,050            215,250
                                                                                                       ------------
                                                                                                         13,405,628
                                                                                                       ------------

CONSUMER STAPLES                                           4.6%
   Hain Celestial Group, Inc. *                                                          122,300          1,858,960
   McCormick & Co., Inc.                                                                  72,800          1,688,960
   NBTY, Inc. *                                                                            5,200             91,416
   Riviana Foods, Inc.                                                                    12,200            329,656
   Sensient Technologies Corp.                                                            12,000            269,640
   Universal Corp.                                                                        13,400            495,264
                                                                                                       ------------
                                                                                                          4,733,896
                                                                                                       ------------

ENERGY                                                     5.4%
   Amerada Hess Corp.                                                                     13,200            726,660
   BJ Services Co. *                                                                      40,800          1,318,248
   CARBO Ceramics, Inc.                                                                    5,700            192,090
   Cimarex Energy Co. *                                                                    4,400             78,760
   ENSCO International, Inc.                                                              49,800          1,466,610
   Patina Oil & Gas Corp.                                                                  7,750            245,288
   Smith International, Inc. *                                                            37,600          1,226,512
   St. Mary Land & Exploration Co.                                                        11,200            280,000
                                                                                                       ------------
                                                                                                          5,534,168
                                                                                                       ------------

FINANCIALS                                                22.6%
   AMBAC Financial Group, Inc.                                                            11,000            618,640
   American Capital Strategies, Ltd.                                                      13,900            300,101
   AMERIGROUP Corp. *                                                                     17,500            530,425
   Annuity and Life Re (Holdings), Ltd.                                                   32,200             74,704
   Apex Mortgage Capital, Inc.                                                            18,400            120,336
   Arden Realty, Inc.                                                                     11,900            263,585
   Associated Banc-Corp.                                                                  31,584          1,071,961
   Bank of Bermuda, Ltd.                                                                  17,270            550,913
   Bank of Hawaii Corp.                                                                    8,700            264,393
   Bear Stearns Co., Inc.                                                                 31,000          1,841,400
   Camden Property Trust                                                                   6,800            224,400
   Chelsea Property Group, Inc.                                                            7,000            233,170
   Colonial BancGroup, Inc.                                                               77,700            926,961
   Compass Bancshares, Inc.                                                               30,000            938,100
   Countrywide Credit Industries, Inc.                                                    22,000          1,136,300
   Delphi Financial Group, Inc., Class A                                                   6,200            235,352

                               MID-CAP STOCK FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               December 31, 2002



                                                         % NET                                            VALUE
                                                         ASSETS                           SHARES         (NOTE 2)
                                                         ------                           ------        -----------
FINANCIALS (CONTINUED)
   Financial Federal Corp. *                                                               7,700        $   193,501
   First Tennessee National Corp.                                                         30,400          1,092,576
   FirstMerit Corp.                                                                       38,100            825,246
   Getty Realty Corp.                                                                     13,500            255,825
   Hibernia Corp., Class A                                                                59,700          1,149,822
   Investment Technology Group, Inc. *                                                    12,499            279,478
   IPC Holdings, Ltd.                                                                     18,100            570,874
   Jefferson-Pilot Corp.                                                                  31,000          1,181,410
   Marshall & Ilsley Corp.                                                                42,600          1,166,388
   Mid-Atlantic Realty Trust                                                              16,400            285,360
   Platinum Underwriters Holdings, Ltd. (Bermuda) *                                       10,300            271,405
   Principal Financial Group, Inc.                                                        27,000            813,510
   Protective Life Corp.                                                                  41,000          1,128,320
   Radian Group, Inc.                                                                     30,000          1,114,500
   RAIT Investment Trust                                                                  15,400            332,640
   Reckson Assoc. Realty Corp.                                                            11,800            248,390
   Reinsurance Group of America, Inc.                                                     15,400            417,032
   SAFECO Corp.                                                                           29,400          1,019,298
   Sky Financial Group, Inc.                                                              17,100            340,461
   TCF Financial Corp.                                                                    18,400            803,896
   Universal American Financial Corp. *                                                   60,600            352,631
                                                                                                        -----------
                                                                                                         23,173,304
                                                                                                        -----------

HEALTHCARE                                                 9.7%
   Apogent Technologies, Inc. *                                                           92,900          1,932,320
   Biogen, Inc. *                                                                         25,800          1,033,548
   Celgene Corp. *                                                                        30,800            661,276
   CorVel Corp. *                                                                          8,250            294,937
   ICN Pharmaceuticals, Inc.                                                              54,400            593,504
   IDEXX Laboratories, Inc. *                                                             54,900          1,803,465
   MAXIMUS, Inc. *                                                                        18,500            482,850
   Ocular Sciences, Inc. *                                                                11,700            181,584
   Omnicare, Inc.                                                                         82,600          1,968,358
   Orthodontic Centers of America, Inc. *                                                 36,000            392,760
   Orthofix International N.V. *                                                           4,500            126,225
   PolyMedica Corp. *                                                                     15,400            474,936
                                                                                                        -----------
                                                                                                          9,945,763
                                                                                                        -----------

INDUSTRIALS                                               15.7%
   Albany International Corp., Class A                                                    10,300            212,798
   Avery Dennison Corp.                                                                   27,000          1,649,160
   Carlisle Cos., Inc.                                                                     9,500            393,110
   Curtiss-Wright Corp., Class B                                                           6,400            398,720
   Deswell Industries, Inc. (Hong Kong)                                                   25,500            369,750
   Eaton Corp.                                                                            21,000          1,640,310
   Genesee & Wyoming, Inc., Class A *                                                     18,450            375,457
   Granite Construction, Inc.                                                             26,300            407,650
   Ingersoll-Rand Co., Class A                                                            32,000          1,377,920
   Kadant, Inc. *                                                                         19,800            297,000
   Manpower, Inc.                                                                         46,000          1,467,400
   Mueller Industries, Inc. *                                                             49,000          1,335,250
   Parker-Hannifin Corp.                                                                  34,000          1,568,420
   Quixote Corp.                                                                          17,700            319,662
   R. R. Donnelley & Sons Co.                                                             52,000          1,132,040
   Republic Services, Inc., Class A *                                                     70,000          1,468,600
   Simpson Manufacturing Co., Inc. *                                                      12,600            414,540
   Trex Co., Inc. *                                                                        4,000            141,200
   United Stationers, Inc. *                                                              20,700            596,181
   USFreightways Corp.                                                                     9,500            273,125
   Werner Enterprises, Inc.                                                               12,700            273,431
                                                                                                        -----------
                                                                                                         16,111,724
                                                                                                        -----------

                               MID-CAP STOCK FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               December 31, 2002




                                                         % NET                                             VALUE
                                                         ASSETS                          SHARES          (NOTE 2)
                                                         ------                        ---------        -----------
INFORMATION TECHNOLOGY                                    12.0%
   Andrew Corp. *                                                                         65,600        $   674,368
   ANSYS, Inc. *                                                                          21,000            424,200
   Arrow Electronics, Inc. *                                                              47,700            610,083
   Atmel Corp. *                                                                         136,500            304,395
   ATMI, Inc. *                                                                           45,000            833,400
   Black Box Corp.                                                                         8,200            367,360
   Cable Design Technologies Corp. *                                                      57,250            337,775
   Convergys Corp. *                                                                      52,800            799,920
   DuPont Photomasks, Inc. *                                                              41,000            953,250
   ESS Technology, Inc.                                                                   16,100            101,269
   LSI Logic Corp. *                                                                      71,300            411,401
   Maxtor Corp. *                                                                         32,308            163,479
   McDATA Corp., Class B *                                                                61,900            435,157
   Molex, Inc.                                                                            19,600            451,584
   Pericom Semiconductor Corp. *                                                          30,100            250,131
   Reynolds and Reynolds Co., Class A                                                     37,100            944,937
   Storage Technology Corp. *                                                             48,600          1,041,012
   SunGard Data Systems, Inc. *                                                           31,900            751,564
   Synopsys, Inc. *                                                                       24,500          1,130,675
   Technitrol, Inc.                                                                       11,200            180,768
   Teradyne, Inc. *                                                                       32,300            420,223
   Varian Semiconductor Equipment, Inc. *                                                 29,400            698,573
                                                                                                        -----------
                                                                                                         12,285,524
                                                                                                        -----------
MATERIALS                                                  6.5%
   Air Products & Chemicals, Inc.                                                         20,000            855,000
   Florida Rock Industries, Inc.                                                           7,100            270,155
   Freeport-McMoRan Copper & Gold, Inc., Class B *                                        27,000            453,060
   Martin Marietta Materials, Inc.                                                        53,000          1,624,980
   MeadWestvaco Corp.                                                                     76,797          1,897,654
   Monsanto Co.                                                                           48,000            924,000
   Sigma-Aldrich Corp.                                                                    14,000            681,800
                                                                                                        -----------
                                                                                                          6,706,649
                                                                                                        -----------
TELECOMMUNICATION SERVICES                                 1.0%
   CenturyTel, Inc.                                                                       33,000            969,540
                                                                                                        -----------
UTILITIES                                                  6.6%
   Alliant Energy Corp.                                                                   80,000          1,324,000
   Constellation Energy Group, Inc.                                                       49,000          1,363,180
   Peoples Energy Corp.                                                                   12,900            498,585
   Pepco Holdings, Inc.                                                                   45,000            872,550
   PNM Resources, Inc.                                                                    23,400            557,388
   Questar Corp.                                                                          10,900            303,238
   WGL Holdings, Inc.                                                                     15,000            358,800
   Wisconsin Energy Corp.                                                                 61,000          1,537,200
                                                                                                        -----------
                                                                                                          6,814,941
                                                                                                        -----------
TOTAL COMMON STOCKS
(COST: $106,245,541)                                                                                     99,681,137
                                                                                                        -----------
INVESTMENT COMPANIES:                                      3.1%
   Nations Cash Reserves Fund                                                          1,000,980          1,000,980
   SSgA Prime Money Market Fund                                                        2,240,612          2,240,612
                                                                                                        -----------
TOTAL INVESTMENT COMPANIES
(COST: $3,241,592)                                                                                        3,241,592
                                                                                                        -----------

                               MID-CAP STOCK FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               December 31, 2002



                                                         % NET                                            VALUE
                                                         ASSETS                                          (NOTE 2)
                                                         ------                                        ------------
TOTAL INVESTMENTS                                        100.3%                                        $102,922,729
(COST: $109,487,133**)
NET OTHER ASSETS AND LIABILITIES                          (0.3)%                                           (334,194)
                                                         -----                                         ------------
TOTAL NET ASSETS                                         100.0%                                        $102,588,535
                                                         =====                                         ============


 *Non-income producing.


**At December 31, 2002, the cost of securities for federal tax purposes was $109,492,130.















See accompanying notes to financial statements.

                          MULTI-CAP GROWTH STOCK FUND
                            SCHEDULE OF INVESTMENTS
                               December 31, 2002



                                                         % NET                                             VALUE
                                                         ASSETS                          SHARES           (NOTE 2)
                                                         ------                          ------         -----------
COMMON STOCKS:                                            96.4%

CONSUMER DISCRETIONARY                                    15.4%
   Accenture, Ltd., Class A *                                                            34,600         $   622,454
   Clear Channel Communications, Inc. *                                                  72,290           2,695,694
   Comcast Corp. *                                                                       34,900             791,089
   Hollywood Entertainment Corp. *                                                       20,230             305,473
   Host Marriott Corp.                                                                   53,900             477,015
   J. Jill Group, Inc. *                                                                  6,390              89,332
   Knight-Ridder, Inc.                                                                    4,800             303,600
   Leapfrog Enterprises, Inc. *                                                           4,290             107,893
   Liberty Media Corp., Class A *                                                        89,000             795,660
   Lowe's Cos., Inc.                                                                     39,800           1,492,500
   Mattel, Inc.                                                                          24,000             459,600
   MGM Mirage *                                                                          12,300             405,531
   Multimedia Games, Inc. *                                                               5,430             149,108
   Pacific Sunwear of California, Inc. *                                                 16,935             299,580
   Quiksilver, Inc. *                                                                     2,600              69,316
   Ryanair Holdings PLC, ADR *                                                            9,900             387,684
   Scientific Games Corp., Class A *                                                     24,910             180,847
   Station Casinos, Inc. *                                                               11,310             200,187
   Steven Madden, Ltd. *                                                                  3,300              59,631
   Timberland Co., Class A *                                                              5,150             183,391
   TJX Cos., Inc.                                                                        56,000           1,093,120
   USA Interactive *                                                                     21,600             495,072
                                                                                                        -----------
                                                                                                         11,663,777
                                                                                                        -----------

CONSUMER SERVICES                                          5.1%
   CNF, Inc.                                                                              7,730             256,945
   Lamar Advertising Co. *                                                               15,200             511,480
   Omnicom Group, Inc.                                                                   47,400           3,062,040
                                                                                                        -----------
                                                                                                          3,830,465
                                                                                                        -----------

CONSUMER STAPLES                                           3.8%
   CVS Corp.                                                                             62,300           1,555,631
   Panera Bread Co., Class A *                                                            4,380             152,468
   Philip Morris Cos., Inc.                                                              28,400           1,151,052
                                                                                                        -----------
                                                                                                          2,859,151
                                                                                                        -----------

ENERGY                                                     0.9%
   Chesapeake Energy Corp.                                                               19,920             154,181
   GlobalSantaFe Corp.                                                                   13,700             333,184
   XTO Energy, Inc.                                                                       8,040             198,588
                                                                                                        -----------
                                                                                                            685,953
                                                                                                        -----------

FINANCIALS                                                12.1%
   American International Group, Inc.                                                    48,831           2,824,873
   AMERIGROUP Corp. *                                                                    11,080             335,835
   Arch Capital Group, Ltd. *                                                             4,740             147,746
   Citigroup, Inc.                                                                       96,294           3,388,586
   Countrywide Credit Industries, Inc.                                                   10,100             521,665
   Freddie Mac                                                                           22,750           1,343,388
   Investment Technology Group, Inc. *                                                    3,070              68,645
   Legg Mason, Inc.                                                                       7,500             364,050
   Providian Financial Corp.                                                             23,460             152,255
                                                                                                        -----------
                                                                                                          9,147,043
                                                                                                        -----------

                          MULTI-CAP GROWTH STOCK FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               December 31, 2002



                                                         % NET                                             VALUE
                                                         ASSETS                          SHARES           (NOTE 2)
                                                         ------                         -------          ----------
HEALTHCARE                                                27.4%
   Abbott Laboratories                                                                   16,100          $   644,000
   Abgenix, Inc. *                                                                       21,530              158,676
   Anthem, Inc. *                                                                         7,750              487,475
   AstraZeneca PLC, ADR                                                                  58,300            2,045,747
   Cephalon, Inc. *                                                                       7,300              355,276
   CV Therapeutics, Inc. *                                                                4,500               81,990
   Digene Corp. *                                                                           670                7,678
   Edwards Lifesciences Corp. *                                                           5,840              148,745
   Eli Lilly & Co.                                                                       48,080            3,053,080
   Guidant Corp. *                                                                       18,600              573,810
   HCA, Inc.                                                                             34,600            1,435,900
   Health Management Associates, Inc.                                                    19,300              345,470
   Human Genome Sciences, Inc. *                                                         49,500              436,095
   Laboratory Corporation of America Holdings *                                          19,300              448,532
   McKesson Corp.                                                                        11,800              318,954
   Millennium Pharmaceuticals, Inc. *                                                    72,740              577,556
   NPS Pharmaceuticals, Inc. *                                                            6,680              168,136
   OSI Pharmaceuticals, Inc. *                                                            4,300               70,520
   Pharmacia Corp.                                                                       53,200            2,223,760
   Schering-Plough Corp.                                                                165,500            3,674,100
   St. Jude Medical, Inc. *                                                              14,100              560,052
   VCA Antech, Inc. *                                                                    12,310              184,650
   Watson Pharmaceuticals, Inc. *                                                        19,700              556,919
   WellPoint Health Networks, Inc. *                                                     18,250            1,298,670
   Wyeth                                                                                 21,240              794,376
                                                                                                         -----------
                                                                                                          20,650,167
                                                                                                         -----------
INDUSTRIALS                                                5.4%
   AGCO Corp. *                                                                           8,470              187,187
   ASE Test, Ltd. *                                                                      40,660              162,640
   Bunge, Ltd.                                                                           10,820              260,329
   ElkCorp                                                                                  720               12,456
   General Electric Co.                                                                  34,820              847,867
   Manpower, Inc.                                                                        13,320              424,908
   Northrop Grumman Corp.                                                                16,800            1,629,600
   PACCAR, Inc.                                                                           9,200              424,396
   STERIS Corp. *                                                                         5,790              140,408
                                                                                                         -----------
                                                                                                           4,089,791
                                                                                                         -----------
INFORMATION TECHNOLOGY                                    22.6%
   Analog Devices, Inc. *                                                                82,900            1,978,823
   Borland Software Corp. *                                                              12,290              151,167
   Cadence Design Systems, Inc. *                                                        33,740              397,795
   CheckFree Corp. *                                                                     13,390              214,253
   DALSA Corp. *                                                                         16,290              188,092
   Dell Computer Corp. *                                                                128,820            3,444,647
   First Data Corp.                                                                     101,040            3,577,826
   Flextronics International, Ltd. *                                                     34,900              285,831
   Garmin, Ltd. *                                                                         6,030              176,679
   Harman International Industries, Inc.                                                  2,470              146,965
   Hyperion Solutions Corp. *                                                             7,260              186,364
   Lam Research Corp. *                                                                  25,200              272,160
   Lexar Media, Inc. *                                                                   28,050              175,873
   MEMC Electronic Materials, Inc. *                                                     16,260              123,088
   Microsoft Corp. *                                                                     68,550            3,544,035
   Nam Tai Electronics, Inc.                                                             14,870              363,571
   Network Appliance, Inc. *                                                             29,900              299,000
   Network Associates, Inc. *                                                            16,041              258,100
   Pericom Semiconductor Corp. *                                                         15,390              127,891
   Pinnacle Systems, Inc. *                                                              10,650              144,947

                          MULTI-CAP GROWTH STOCK FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               December 31, 2002



                                                         % NET                                             VALUE
                                                         ASSETS                         SHARES            (NOTE 2)
                                                         ------                       ---------         -----------
INFORMATION TECHNOLOGY (CONTINUED)
   Rational Software Corp. *                                                             17,040         $   177,046
   Red Hat, Inc. *                                                                       27,100             160,161
   Rudolph Technologies, Inc. *                                                           6,780             129,905
   VeriSign, Inc. *                                                                      71,200             571,024
                                                                                                        -----------
                                                                                                         17,095,243
                                                                                                        -----------
TELECOMMUNICATIONS                                         3.1%
   American Tower Corp., Class A *                                                       40,400             142,612
   EchoStar Communications Corp., Class A *                                              25,260             562,287
   Nextel Communications, Inc., Class A *                                                34,700             400,785
   Univision Communications, Inc., Class A *                                             13,300             325,850
   Viacom, Inc., Class B *                                                               21,700             884,492
                                                                                                        -----------
                                                                                                          2,316,026
                                                                                                        -----------
TRANSPORTATION                                             0.6%
   JetBlue Airways Corp. *                                                               10,455             282,285
   Yellow Corp. *                                                                         6,870             173,062
                                                                                                        -----------
                                                                                                            455,347
                                                                                                        -----------
TOTAL COMMON STOCKS
(COST: $69,054,115)                                                                                      72,792,963
                                                                                                        -----------
CERTIFICATE OF DEPOSIT:                                    1.5%
   State Street Eurodollar                                                            1,137,906           1,137,906
                                                                                                        -----------
TOTAL CERTIFICATE OF DEPOSIT
(COST: $1,137,906)                                                                                        1,137,906
                                                                                                        -----------
INVESTMENT COMPANY:                                        4.5%
   SSgA Prime Money Market Fund                                                       3,364,560           3,364,560
                                                                                                        -----------
TOTAL INVESTMENT COMPANY
(COST: $3,364,560)                                                                                        3,364,560
                                                                                                        -----------
TOTAL INVESTMENTS                                        102.4%                                          77,295,429
(COST: $73,556,581**)
NET OTHER ASSETS AND LIABILITIES                          (2.4)%                                         (1,792,668)
                                                         -----                                          -----------
TOTAL NET ASSETS                                         100.0%                                         $75,502,761
                                                         =====                                          ===========



 *Non-income producing.



**At December 31, 2002, the cost of securities for federal tax purposes was $73,940,970.



ADR    American Depository Receipt.



PLC    Public Limited Company.



See accompanying notes to financial statements.

                             GLOBAL SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2002



                                                        % NET                          VALUE
                                                        ASSETS        SHARES          (NOTE 2)
                                                        ------        ------        ----------
COMMON STOCKS:                                          89.8%

AUSTRALIA                                                1.2%
   Australia and New Zealand Bank Group, Ltd.                         12,571        $   122,740
                                                                                    -----------

BELGIUM                                                  0.2%
   Delhaize Group                                                        900             16,725
                                                                                    -----------

BERMUDA                                                  0.8%
   ACE, Ltd.                                                           2,937             86,172
                                                                                    -----------

BRAZIL                                                   1.4%
   Companhia De Bebidas, ADR                                           3,383             52,639
   Embraer Aircraft Corp., ADR                                         5,580             88,722
                                                                                    -----------
                                                                                        141,361
                                                                                    -----------

CANADA                                                   2.6%
   Bombardier, Inc.                                                    9,600             32,330
   Encana Corp.                                                        2,260             69,787
   Husky Energy, Inc.                                                 10,400            108,431
   Manulife Financial Corp.                                            2,347             51,094
                                                                                    -----------
                                                                                        261,642
                                                                                    -----------

FRANCE                                                   6.8%
   Aventis S.A.                                                        1,740             94,521
   Cap Gemini SA                                                         850             19,415
   Essilor International S.A.                                          1,130             46,512
   JC Decaux S.A. *                                                    3,000             36,180
   Sanofi-Synthelabo S.A.                                              3,835            234,268
   Societe BIC S.A.                                                    2,425             83,541
   Societe Generale                                                    2,110            122,808
   Suez, S.A.                                                          2,070             35,905
   Valeo S.A.                                                            706             22,137
                                                                                    -----------
                                                                                        695,287
                                                                                    -----------

GERMANY                                                  0.8%
   Volkswagen AG                                                       2,273             82,810
                                                                                    -----------

HONG KONG                                                1.5%
   Hong Kong and China Gas Co., Ltd.                                  47,200             60,827
   Television Broadcasts, Ltd.                                        28,216             89,005
                                                                                    -----------
                                                                                        149,832
                                                                                    -----------

INDIA                                                    3.4%
   Hindustan Lever, Ltd.                                              26,000             98,551
   ICICI Bank, Ltd.                                                   10,825             70,362
   Infosys Technologies, Ltd.                                          1,200            119,403
   Zee Telefilms, Ltd.                                                29,100             59,171
                                                                                    -----------
                                                                                        347,487
                                                                                    -----------

JAPAN                                                    8.1%
   7-Eleven Japan Co., Ltd.                                            1,000             30,482
   Credit Saison Co., Ltd.                                             4,100             69,910
   Eisai Co., Ltd.                                                     2,000             44,881
   KDDI Corp.                                                             74            239,896
   Keyence Corp.                                                         200             34,776
   Kyocera Corp.                                                         700             40,729
   Nintendo Co., Ltd.                                                    514             47,998
   Sharp Corp.                                                        10,000             94,897
   Shiseido Co., Ltd.                                                  4,000             51,970

                             GLOBAL SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



                                                          % NET                           VALUE
                                                          ASSETS        SHARES           (NOTE 2)
                                                          ------        ------         -----------
JAPAN (CONTINUED)
   Sony Corp.                                                             1,900        $    79,353
   Takeda Chemical Industries, Ltd.                                       1,000             41,765
   Toshiba Corp. *                                                        9,000             28,191
   Trend Micro, Inc. *                                                    1,000             17,093
                                                                                       -----------
                                                                                           821,941
                                                                                       -----------

MEXICO                                                    1.9%
   Fomento Economico Mexicano, S.A. de C.V.                              17,300             62,974
   Grupo Modelo, S.A. de C.V.                                            23,100             56,508
   Grupo Televisa, S.A. de C.V., ADR *                                    2,473             69,071
                                                                                       -----------
                                                                                           188,553
                                                                                       -----------

NETHERLANDS                                               3.6%
   ABN AMRO Holding N.V.                                                  6,000             98,032
   Philips Electronics N.V.                                               2,000             35,027
   Qiagen N.V. *                                                          5,200             26,448
   Royal Dutch Petroleum Co.                                              2,382            104,856
   Wolters Kluwer CVA                                                     5,582             97,174
                                                                                       -----------
                                                                                           361,537
                                                                                       -----------

NORWAY                                                    0.7%
   Tandberg ASA *                                                        12,200             70,369
                                                                                       -----------

SINGAPORE                                                 1.0%
   Singapore Press Holdings, Ltd.                                        10,155            106,547
                                                                                       -----------

SOUTH KOREA                                               0.9%
   SK Telecom Co., Ltd., ADR                                              4,500             96,075
                                                                                       -----------

SPAIN                                                     0.2%
   Amadeus Global Travel Distribution S.A.                                5,067             20,883
                                                                                       -----------

SWEDEN                                                    1.5%
   Telefonaktiebolaget LM Ericsson *                                    222,300            155,973
                                                                                       -----------

SWITZERLAND                                               1.0%
   Novartis AG                                                            2,933            106,984
                                                                                       -----------

UNITED KINGDOM                                           15.2%
   Amersham PLC                                                           5,760             51,545
   AstraZeneca PLC                                                        1,368             48,880
   Boots Co. PLC - Ord                                                    6,261             59,052
   BP PLC, ADR                                                            2,888            117,397
   BT Group PLC                                                          25,010             78,495
   Cadbury Schweppes PLC                                                 15,952             99,361
   Diageo PLC                                                             8,660             94,083
   Dixons Group PLC                                                      18,670             43,572
   Oxford GlycoSciences PLC *                                             2,490              5,531
   Pearson PLC                                                            9,950             92,003
   Reckitt Benckiser PLC                                                 13,210            256,201
   Reed Elsevier PLC                                                     15,214            130,271
   Rentokil Initial PLC                                                  32,877            116,414
   Royal Bank of Scotland Group PLC                                       5,667            135,721
   Smith & Nephew PLC                                                     8,330             51,014
   Vodafone Group PLC                                                    88,980            162,189
                                                                                       -----------
                                                                                         1,541,729
                                                                                       -----------

                             GLOBAL SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002






                                                  % NET                             VALUE
                                                  ASSETS         SHARES            (NOTE 2)
                                                  ------         ------          -----------
UNITED STATES                                     37.0%
   Affymetrix, Inc. *                                               1,500        $    34,335
   Amdocs, Ltd. *                                                   3,900             38,298
   American Express Co.                                             3,270            115,595
   Amgen, Inc. *                                                    2,350            113,599
   Applera Corp.- Applied Biosystems Group                          3,000             52,620
   Applied Materials, Inc. *                                        2,900             37,787
   AT&T Corp.                                                         720             18,799
   Bank One Corp.                                                   5,829            213,050
   Berkshire Hathaway, Inc., Class B *                                 45            109,035
   Best Buy Co., Inc. *                                             1,504             36,322
   Broadcom Corp., Class A *                                        2,800             42,168
   Cadence Design Systems, Inc. *                                  27,671            326,241
   ChevronTexaco Corp.                                              1,508            100,252
   Circuit City Stores-Circuit Group                                9,600             71,232
   Citigroup, Inc.                                                  1,270             44,691
   Comcast Corp., Class A *                                         1,164             27,435
   Electronic Arts, Inc *                                           1,652             82,220
   Fannie Mae                                                       1,510             97,138
   Gap, Inc.                                                        4,400             68,288
   Gilead Sciences, Inc. *                                          2,680             91,120
   Human Genome Sciences, Inc. *                                    1,450             12,775
   IDEC Pharmaceuticals Corp. *                                     1,200             39,804
   International Business Machine Corp.                               373             28,908
   International Flavours & Fragrances, Inc.                        3,182            111,688
   International Game Technology *                                    950             72,124
   JDS Uniphase Corp. *                                            20,900             51,623
   Johnson & Johnson                                                2,117            113,704
   Lockheed Martin Corp.                                              900             51,975
   MBNA Corp.                                                       1,200             22,824
   Microsoft Corp. *                                                3,700            191,290
   National Semiconductor Corp. *                                   6,700            100,567
   Northrop Grumman Corp.                                             800             77,600
   Novellus Systems, Inc. *                                         1,200             33,696
   Oxford Health Plans, Inc. *                                      1,100             40,095
   Pfizer, Inc.                                                     3,260             99,658
   QUALCOMM, Inc. *                                                 7,300            265,647
   Quest Diagnostics, Inc. *                                        1,800            102,420
   Quintiles Transnational Corp. *                                    821              9,934
   RadioShack Corp.                                                 1,900             35,606
   Raytheon Co.                                                     3,600            110,700
   Scientific-Atlanta, Inc.                                         5,750             68,195
   Sirius Satellite Radio, Inc. *                                   4,700              3,008
   Sybase, Inc. *                                                   7,154             95,864
   Symantec Corp. *                                                 1,500             60,765
   Synopsys, Inc. *                                                 2,327            107,391
   Wachovia Corp.                                                   3,619            131,876
                                                                                 -----------
                                                                                   3,759,962
                                                                                 -----------
TOTAL COMMON STOCKS
(COST: $10,755,213)                                                                9,134,609
                                                                                 -----------

PREFERRED STOCKS:                                 4.5%

BRAZIL                                            0.6%
   Tele Norte Leste Participacoes S.A.                          8,096,029             62,435
                                                                                 -----------

GERMANY                                           3.9%
   Fresenius AG                                                     2,528             96,633
   Porsche AG                                                         402            166,945
   Wella AG                                                         2,235            133,599
                                                                                 -----------
                                                                                     397,177
                                                                                 -----------
TOTAL PREFERRED STOCKS
(COST: $638,940)                                                                     459,612
                                                                                 -----------

                             GLOBAL SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



                                             % NET        COUPON          MATURITY         PAR            VALUE
                                            ASSETS         RATE             DATE          AMOUNT         (NOTE 2)
                                            ------       -------          --------       -------        -----------
CORPORATE NOTES AND BONDS:                     0.0%

UNITED KINGDOM                                 0.0%
   Telewest Communications PLC                            11.000%         10/01/07       $ 13,000        $     2,340
                                                                                                         -----------

TOTAL CORPORATE NOTES AND BONDS
(COST: $10,590)                                                                                          $     2,340
                                                                                                         -----------

CERTIFICATE OF DEPOSIT:                        2.1%

UNITED STATES                                  2.1%
   State Street Eurodollar                                                                211,677            211,677
                                                                                                         -----------

TOTAL CERTIFICATE OF DEPOSIT
(COST: $211,677)                                                                                             211,677
                                                                                                         -----------

INVESTMENT COMPANY:                            4.5%                                       SHARES

UNITED STATES                                  4.5%
   SSgA Prime Money Market Fund                                                           454,445            454,445
                                                                                                         -----------

TOTAL INVESTMENT COMPANY
(COST: $454,445)                                                                                             454,445
                                                                                                         -----------

TOTAL INVESTMENTS                            100.9%                                                       10,262,683
(COST: $12,070,865**)
NET OTHER ASSETS AND LIABILITIES              (0.9)%                                                         (88,228)
                                             -----                                                       -----------
TOTAL NET ASSETS                             100.0%                                                      $10,174,455
                                             =====                                                       ===========


*Non-income producing.


**At December 31, 2002, the cost of securities for federal tax purposes was $12,144,319.





ADR    American Depository Receipt.

PLC    Public Limited Company.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS



    Currency            Settlement Date        Local Amount           Face Amount            Value       (Depreciation)
------------------      ---------------       -------------           -----------         -----------    --------------
Japanese Yen (sell)        05/01/03           Y (32,149,800)          $  (265,000)        $  (271,937)     $  (6,937)
Japanese Yen (sell)        05/02/03           Y (16,285,738)          $  (130,547)        $  (137,756)     $  (7,209)
Japanese Yen (sell)        05/02/03           Y (16,484,072)          $  (134,453)        $  (139,434)     $  (4,981)
                                                                                                           ---------
                                                                                                           $ (19,127)
                                                                                                           =========


See accompanying notes to financial statements.

                             GLOBAL SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



OTHER INFORMATION:



Industry Categories as a Percentage of Net Assets:         % of Net Assets
                                                           ---------------
Drugs & Healthcare                                                9.8%
Telecommunications                                                8.7%
Financial Services                                                6.6%
Computer Software/Services                                        6.4%
Oil & Gas                                                         5.8%
Net Other Assets and Liabilities                                  5.7%
Banks                                                             5.6%
Electronics                                                       4.9%
Medical Products/Supplies                                         4.4%
Cosmetics & Toiletries                                            4.3%
Software                                                          4.0%
Food & Beverages                                                  3.6%
Aerospace                                                         3.6%
Retail                                                            3.6%
Telephone                                                         3.2%
Publishing                                                        2.9%
Automobiles                                                       2.7%
Business Services                                                 2.4%
Insurance                                                         2.4%
Communication Services                                            1.7%
Semiconductors                                                    1.7%
Media-TV/Radio/Cable                                              1.5%
Household Appliances & Home Furnishings                           1.3%
Medical Services                                                  1.1%
Chemicals                                                         1.1%
Manufacturing                                                     0.8%
Transportation                                                    0.2%
                                                                -----
                                                                100.0%
                                                                =====

                            INTERNATIONAL STOCK FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2002



                                                             % NET                        VALUE
                                                             ASSETS      SHARES          (NOTE 2)
                                                             ------      ------        -----------
COMMON STOCKS:                                               94.2%

ARGENTINA                                                     0.1%
   Tenaris S.A., ADR *                                                    1,428        $    27,446
                                                                                       -----------

AUSTRALIA                                                     1.7%
   BHP, Ltd.                                                             51,822            296,003
   TABCORP Holdings, Ltd.                                                 8,900             53,340
                                                                                       -----------
                                                                                           349,343
                                                                                       -----------

AUSTRIA                                                       0.2%
   Erste Bank der oesterreichischen Sparkassen AG                           540             36,328
                                                                                       -----------

BELGIUM                                                       1.2%
   Ackermans & van Haaren N.V.                                            2,000             36,914
   Fortis Group                                                           9,500            167,372
   Solvus S.A.                                                            3,818             31,031
   Solvus S.A. Strip VVPR                                                   218                  2
                                                                                       -----------
                                                                                           235,319
                                                                                       -----------

BRAZIL                                                        1.1%
   Banco Itau S.A., ADR                                                   1,841             43,816
   Brasileira Distribuicao Pao de Acucar, ADR                             1,470             22,491
   Companhia De Bebidas, ADR                                              2,620             40,767
   Companhia Vale do Rio Doce, ADR                                        1,850             53,483
   Copel, ADR                                                            11,000             30,910
   Embraer Aircraft Corp., ADR                                            2,100             33,390
                                                                                       -----------
                                                                                           224,857
                                                                                       -----------

CHILE                                                         0.4%
   AFP Provida, ADR                                                       3,300             76,197
                                                                                       -----------

CHINA                                                         0.7%
   China Mobile HK, Ltd., ADR *                                           5,100             61,608
   CNOOC, Ltd., ADR                                                       2,940             76,587
                                                                                       -----------
                                                                                           138,195
                                                                                       -----------

CROATIA                                                       0.3%
   Pliva d.d., GDR (C)                                                    4,900             70,162
                                                                                       -----------

DENMARK                                                       1.0%
   Novo Nordisk A/S                                                       6,900            199,184
                                                                                       -----------

EGYPT                                                         0.3%
   Commercial International Bank of Egypt                                 4,900             28,585
   Egypt Mobile Telecom                                                   5,004             33,396
                                                                                       -----------
                                                                                            61,981
                                                                                       -----------

FINLAND                                                       3.3%
   Amer Group, Ltd.                                                       3,300            120,779
   Nokia Oyj                                                             25,200            400,372
   Samp Leonia Insurance                                                  6,800             51,701
   TietoEnator Oyj                                                        2,500             34,083
   Vaisala Oyj                                                            2,100             50,608
                                                                                       -----------
                                                                                           657,543
                                                                                       -----------

                            INTERNATIONAL STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



                                                            % NET                         VALUE
                                                            ASSETS       SHARES          (NOTE 2)
                                                            ------      -------        -----------
FRANCE                                                       6.6%
   BNP Paribas                                                            5,680        $   231,295
   Carbone-Lorraine, S.A.                                                 1,700             39,685
   Carrefour S.A.                                                         2,850            126,815
   GrandVision S.A.                                                       3,200             63,425
   Lagardere S.C.A.                                                       5,070            205,817
   Neopost, S.A. *                                                        1,900             61,171
   Schneider Electric S.A. *                                              1,600             75,657
   Societe BIC S.A.                                                       2,100             72,345
   Total Fina Elf, Series B                                               2,910            415,339
   Union Financiere de France Banque S.A.                                 1,000             24,120
                                                                                       -----------
                                                                                         1,315,669
                                                                                       -----------

GERMANY                                                      1.8%
   Bayerische Motoren Werke (BMW) AG                                      5,300            160,740
   Medion AG                                                              1,000             35,394
   Siemens AG NPV                                                         2,300             97,686
   Stada Arzneimittel AG                                                  1,100             44,182
   Techem AG *                                                            2,200             16,127
                                                                                       -----------
                                                                                           354,129
                                                                                       -----------

GREECE                                                       0.1%
   Greek Organization of Football Prognostics                             1,040             10,950
                                                                                       -----------

HONG KONG                                                    1.7%
   CLP Holdings, Ltd.                                                    20,000             80,528
   Esprit Asia Holdings, Ltd.                                            40,545             68,108
   Hong Kong and China Gas Co., Ltd.                                     55,000             70,879
   Tingyi Holdings Corp.                                                186,000             48,297
   Yue Yuen Industrial Holdings, Ltd.                                    21,000             68,397
                                                                                       -----------
                                                                                           336,209
                                                                                       -----------

HUNGARY                                                      0.5%
   EGIS Rt.                                                                 540             33,375
   Gedeon Richter Rt.                                                     1,170             77,254
                                                                                       -----------
                                                                                           110,629
                                                                                       -----------

INDIA                                                        1.3%
   Hindalco Industries, Ltd., GDR                                         2,300             28,125
   Hindustan Lever, Ltd.                                                  8,400             31,840
   Reliance Industries, Ltd.                                              4,370             54,263
   Satyam Computer Services                                               7,800             45,206
   State Bank of India, GDR (C)                                           7,800             91,957
                                                                                       -----------
                                                                                           251,391
                                                                                       -----------

INDONESIA                                                    0.7%
   HM Sampoerna Tbk PT                                                  158,000             65,318
   Telekomunikasi Indonesia                                              36,000             15,486
   Telekomunikasi Indonesia, ADR                                          5,900             50,091
                                                                                       -----------
                                                                                           130,895
                                                                                       -----------

IRELAND                                                      3.2%
   Allied Irish Banks PLC                                                14,748            199,011
   Anglo Irish Bank Corp.                                                 5,600             39,817
   Bank of Ireland - Ord                                                 18,000            184,047
   CRH PLC IE                                                            10,968            135,150
   DCC PLC                                                                3,100             31,859
   Uts Waterford Wedgwood                                                83,321             42,816
                                                                                       -----------
                                                                                           632,700
                                                                                       -----------

                            INTERNATIONAL STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



                                                             % NET                        VALUE
                                                             ASSETS      SHARES          (NOTE 2)
                                                             ------      -------       -----------
ISRAEL                                                        0.3%
   Bank Hapoalim, Ltd.                                                   21,400        $    30,599
   Koor Industries, Ltd. *                                                1,971             20,170
                                                                                       -----------
                                                                                            50,769

                                                                                       -----------

ITALY                                                         5.5%
   Alleanza Assicurazioni SpA                                            14,150            107,138
   Davide Campari-Milano SpA                                              1,100             34,342
   ENI SpA                                                               27,900            443,270
   Interpump Group SpA                                                   15,400             65,407
   Natuzzi SpA, ADR                                                       3,800             38,608
   Permasteelisa SpA                                                      2,200             34,584
   Snam Rete Gas SpA                                                     14,500             49,420
   Telecom Italia SpA                                                    41,700            316,173
                                                                                       -----------
                                                                                         1,088,942
                                                                                       -----------

JAPAN                                                        10.2%
   ACOM Co., Ltd.                                                         1,400             45,975
   ADERANS Co., Ltd.                                                        400              8,926
   Belluna Co., Ltd.                                                      1,200             41,731
   Canon, Inc.                                                            6,000            225,834
   East Japan Railway Co.                                                    34            168,626
   Hisamitsu Pharmaceutical Co., Inc.                                     3,000             35,365
   Japan Digital Laboratory Co., Ltd.                                     3,000             18,819
   Kao Corp.                                                              9,000            197,415
   KOSE Corp.                                                             1,100             35,012
   Meitec Corp.                                                             700             17,093
   Nikko Cordial Corp.                                                   46,000            154,934
   Nippon Ceramic Co., Ltd.                                               2,000             14,264
   Nippon Telegraph & Telephone Corp.                                        39            141,538
   Nissan Motor Co., Ltd.                                                39,000            304,092
   Nissin Kogyo Co., Ltd.                                                 1,800             37,664
   NTT DoCoMo, Inc.                                                          56            103,267
   Sammy Corp.                                                            1,700             33,782
   Secom Techno Service Co., Ltd.                                         1,000             18,609
   Sony Corp.                                                             5,000            208,825
   Suruga Bank, Ltd.                                                      7,000             27,526
   Tokyo Gas Co., Ltd.                                                   13,000             40,721
   Toyota Motor Corp.                                                     5,200            139,677
   Yoshinoya D&C Co., Ltd.                                                   18             26,676
                                                                                       -----------
                                                                                         2,046,371
                                                                                       -----------

MEXICO                                                        1.7%
   America Telecom, S.A. de C.V., Series A1 *                            44,000             25,758
   Carso Global Telecom, Series A1 *                                     15,500             17,255
   Cemex S.A., ADR                                                        1,580             33,986
   Femsa, ADR                                                             1,060             38,605
   Grupo Financiero Banorte, Series O                                    21,100             51,636
   Grupo Televisa, S.A. de C.V., ADR *                                    1,250             34,913
   Kimberly-Clark de Mexico, Class A                                     14,400             33,167
   Panamerican Beverages, Inc., Class A                                   1,700             35,326
   Telefonos de Mexico, ADR                                               2,450             78,351
                                                                                       -----------
                                                                                           348,997
                                                                                       -----------

NETHERLANDS                                                   9.1%
   ABN AMRO Holding N.V.                                                 12,100            197,699
   Boskalis Westminster N.V.                                              1,800             36,375
   Euronext N.V.                                                          1,700             36,922
   Fugro N.V.                                                             1,255             56,764
   Head N.V.                                                              7,900             16,818
   Heineken N.V.                                                          7,987            311,586
   Hunter Douglas N.V.                                                    3,111             93,144

                            INTERNATIONAL STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



                                                             % NET                        VALUE
                                                             ASSETS      SHARES          (NOTE 2)
                                                             ------      ------        -----------
NETHERLANDS (CONTINUED)
   IHC Caland N.V.                                                        1,023        $    53,963
   Imtech N.V.                                                            3,100             40,865
   Koninklijke KPN *                                                     55,400            360,207
   Philips Electronics N.V.                                               5,800            101,577
   Royal Dutch Petroleum Co.                                              8,800            387,138
   Telegraag Holdings                                                     2,700             43,718
   United Services Group N.V.                                             2,575             28,786
   Van der Moolen Holding N.V.                                            2,000             42,997
                                                                                       -----------
                                                                                         1,808,559
                                                                                       -----------

NORWAY                                                        0.2%
   Ekornes ASA                                                            2,800             33,915
                                                                                       -----------

PERU                                                          0.2%
   Credicorp, Ltd.                                                        3,500             32,900
                                                                                       -----------

PHILIPPINES                                                   0.3%
   Philippine Long Distance Telephone Co., ADR *                          3,700             18,611
   San Miguel Corp., Class B                                             32,800             40,551
                                                                                       -----------
                                                                                            59,162
                                                                                       -----------

RUSSIA                                                        0.6%
   Lukoil, ADR                                                            1,490             91,547
   Wimm-Bill-Dann Foods OJSC, ADR *                                       1,380             24,771
                                                                                       -----------
                                                                                           116,318
                                                                                       -----------

SINGAPORE                                                     1.5%
   Fraser & Neave, Ltd.                                                   7,200             32,375
   Overseas Chinese Banking Corp., Ltd.                                  20,000            111,263
   United Overseas Bank, Ltd.                                            18,000            122,445
   Want Want Holdings, Ltd.                                              64,000             38,080
                                                                                       -----------
                                                                                           304,163
                                                                                       -----------

SOUTH AFRICA                                                  2.4%
   ABSA Group, Ltd.                                                      16,600             61,156
   Impala Platinum Holdings, Ltd.                                           570             36,217
   Iscor, Ltd.                                                           35,994             89,172
   Kumba Resources, Ltd.                                                 20,300             77,035
   Old Mutual (C)                                                        22,200             31,443
   Sanlam, Ltd.                                                          53,000             46,960
   Sappi, Ltd.                                                            3,340             44,585
   Sasol, Ltd.                                                            4,890             59,860
   Steinhoff International Holdings, Ltd.                                34,500             28,155
                                                                                       -----------
                                                                                           474,583
                                                                                       -----------

SOUTH KOREA                                                   2.9%
   Hite Brewery Co., Ltd.                                                   850             35,188
   Kookmin Bank                                                           2,931            103,792
   KT Corp., ADR                                                          3,450             74,348
   LG Household & Health Care, Ltd.                                         750             23,776
   Posco, ADR                                                             2,700             66,771
   Samsung Electronics, Ltd., GDR (C)                                     1,040            138,840
   Samsung Fire & Marine Insurance                                        1,080             59,006
   Samsung SDI Co., Ltd.                                                    240             13,861
   SK Telecom Co., Ltd., ADR                                              3,200             68,320
                                                                                       -----------
                                                                                           583,902
                                                                                       -----------

                            INTERNATIONAL STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



                                                          % NET                          VALUE
                                                          ASSETS         SHARES         (NOTE 2)
                                                          ------         ------        -----------
SPAIN                                                      2.8%
   Abengoa, S.A.                                                          6,000        $    35,236
   Aldeasa, S.A.                                                          2,700             39,726
   Altadis, S.A.                                                          9,200            209,748
   Banco Pastor, S.A.                                                     3,000             55,875
   Endesa, S.A.                                                          14,900            174,226
   Prosegur, CIA de Seguridad S.A.                                        5,300             53,913
                                                                                       -----------
                                                                                           568,724
                                                                                       -----------

SWEDEN                                                     0.7%
   Alfa Laval *                                                           4,000             32,206
   Elekta AB *                                                            5,580             56,480
   Sandvik AB                                                             2,700             60,404
                                                                                       -----------
                                                                                           149,090
                                                                                       -----------

SWITZERLAND                                                5.3%
   Bank Sarasin & Cie, Registered, Class B                                   19             21,128
   Cie Fin Richemont AG UTS                                              10,700            199,595
   Credit Suisse Group *                                                  2,900             62,902
   Edipresse, S.A. - Bearer                                                 150             49,888
   Gurit-Heberlein AG                                                        30             13,990
   Kaba Holding AG, Series B                                                234             43,481
   Novartis AG                                                           10,100            368,408
   UBS AG *                                                               6,300            306,095
                                                                                       -----------
                                                                                         1,065,487
                                                                                       -----------

TAIWAN                                                     0.8%
   China Steel Corp., GDR                                                 3,566             38,869
   Compal Electronics, Inc., GDR                                          7,916             40,767
   Fubon Financial Holdings Co., Ltd.                                     6,900             54,772
   United Microelectronics Corp., ADR                                     6,499             21,837
                                                                                       -----------
                                                                                           156,245
                                                                                       -----------

THAILAND                                                   0.4%
   Delta Electronics (Thailand) Public Co., Ltd.                         40,700             25,703
   PTT PLC (C)                                                           32,200             31,342
   Thai Union Frozen Products Public Co., Ltd.                           10,400              4,097
   Thai Union Frozen Products Public Co., Ltd. - Foreign                 31,000             12,213
                                                                                       -----------
                                                                                            73,355
                                                                                       -----------

TURKEY                                                     0.1%
   Turkiye Garanti Bankasi A.S., ADR (C)*                                16,029             20,761
                                                                                       -----------

UNITED KINGDOM                                            22.8%
   Amersham PLC                                                          17,400            155,709
   Ashtead Group PLC - Ord                                               36,900             14,848
   Barclays PLC                                                          27,900            172,884
   Boots Co. PLC - Ord                                                   28,800            271,632
   BP PLC                                                                41,400            284,524
   BT Group PLC                                                          38,470            120,739
   Cadbury Schweppes PLC                                                 30,800            191,846
   Carpetright PLC - Ord                                                  3,600             34,128
   Collins Stewart Holdings PLC                                           9,200             47,087
   De La Rue PLC                                                          1,100              5,152
   Diageo PLC                                                            22,900            248,788
   Euromoney Publications PLC                                             3,400             13,133
   FKI PLC - Ord                                                         17,175             24,326
   GlaxoSmithKline PLC                                                   25,000            479,631
   HSBC Holdings PLC                                                     36,100            398,877
   Imperial Tobacco Group PLC                                            14,940            253,685
   Intertek Testing Services PLC *                                        8,500             55,133

                            INTERNATIONAL STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002



                                                     % NET                                  VALUE
                                                     ASSETS                SHARES          (NOTE 2)
                                                     ------               -------        -----------
UNITED KINGDOM (CONTINUED)
   John Wood Group PLC                                                     13,900        $    35,963
   Kidde PLC                                                               66,700             75,953
   Kingfisher PLC                                                          47,800            171,178
   Luminar PLC - Ord                                                        7,800             49,024
   Man Group PLC                                                            5,176             73,894
   Northgate PLC - Ord                                                      8,600             55,871
   Royal Bank of Scotland Group PLC                                         8,400            201,175
   Signet Group PLC, ADR                                                    1,950             63,375
   Singer & Friedlander Group PLC                                          11,333             24,169
   Standard Chartered PLC - Ord                                            13,500            153,401
   Tesco PLC                                                               43,500            135,826
   Trinity Mirror PLC                                                       7,700             53,107
   Unilever PLC                                                            28,800            273,950
   Vodafone Group PLC                                                     209,400            381,686
   William Hill PLC                                                        10,100             36,901
                                                                                         -----------
                                                                                           4,557,595
                                                                                         -----------

VENEZUELA                                              0.2%
   CANTV, ADR                                                               3,731             47,011
                                                                                         -----------

TOTAL COMMON STOCKS
(COST: $20,135,519)                                                                       18,805,976
                                                                                         -----------

PREFERRED STOCKS:                                      0.5%

BRAZIL                                                 0.2%
   Caemi Mineracao e Metalurgica S.A.                                     349,000             51,758
                                                                                         -----------

GERMANY                                                0.3%
   Fielmann AG                                                              1,700             59,902
                                                                                         -----------

TOTAL PREFERRED STOCKS
(COST: $116,060)                                                                             111,660
                                                                                         -----------

CERTIFICATE OF DEPOSIT:                                0.6%              PAR AMOUNT
                                                                         ----------

UNITED STATES                                          0.6%
   State Street Eurodollar                                               $112,215            112,215
                                                                                         -----------

TOTAL CERTIFICATE OF DEPOSIT
(COST: $112,215)                                                                             112,215
                                                                                         -----------

INVESTMENT COMPANY:                                    4.5%

UNITED STATES                                          4.5%                SHARES
                                                                           ------
   SSgA Prime Money Market Fund                                           891,877            891,877
                                                                                         -----------

TOTAL INVESTMENT COMPANY
(COST: $891,877)                                                                             891,877
                                                                                         -----------

TOTAL INVESTMENTS                                     99.8%                               19,921,728
(COST: $21,255,671**)
NET OTHER ASSETS AND LIABILITIES                       0.2%                                   37,302
                                                     -----                               -----------
TOTAL NET ASSETS                                     100.0%                              $19,959,030
                                                     =====                               ===========

                            INTERNATIONAL STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2002

*  Non-income producing.

** At December 31, 2002, the cost of securities for federal tax purposes was $21,267,450.





(C) Restricted security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR    American Depository Receipt.

GDR    Global Depository Receipt.

PLC    Public Limited Company.

See accompanying notes to financial statements.

OTHER INFORMATION:


Industry Categories as a Percentage of Net Assets:      % of Net Assets
                                                        ---------------
Banks                                                       14.4%
Oil & Gas                                                    9.8%
Drugs & Healthcare                                           7.6%
Communication Services                                       7.2%
Food & Beverages                                             7.1%
Telecommunications                                           6.6%
Retail                                                       5.3%
Financial Services                                           5.3%
Net Other Assets and Liabilities                             5.3%
Mining                                                       3.7%
Electronics                                                  3.1%
Automobiles                                                  3.0%
Household Appliances & Home Furnishings                      3.0%
Tobacco                                                      2.7%
Business Services                                            1.8%
Manufacturing                                                1.7%
Computers & Business Equipment                               1.5%
Insurance                                                    1.5%
Electric Utilities                                           1.4%
Leisure Time                                                 1.4%
Railroads & Equipment                                        1.1%
Electrical Equipment                                         0.8%
Construction & Mining Equipment                              0.7%
Industrial Machinery                                         0.7%
Chemicals                                                    0.5%
Paper                                                        0.4%
Gas & Pipeline Utilities                                     0.4%
Conglomerates                                                0.3%
Apparel & Textiles                                           0.3%
Software                                                     0.3%
Publishing                                                   0.3%
Hotels & Restaurants                                         0.2%
Auto Parts                                                   0.2%
Construction Materials                                       0.2%
Aerospace                                                    0.2%
                                                           -----
                                                           100.0%
                                                           =====

                                ULTRA SERIES FUND
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2002



                                          MONEY                           HIGH                        GROWTH AND        CAPITAL
                                          MARKET          BOND           INCOME         BALANCED        INCOME        APPRECIATION
                                           FUND           FUND            FUND            FUND        STOCK FUND       STOCK FUND
                                       ------------   ------------    ------------    ------------   -------------    -------------
ASSETS:
Investments in securities, at value -
  see accompanying schedule*           $176,007,321   $561,781,577    $ 25,332,995    $593,941,839   $ 764,559,004    $ 596,664,993
Foreign currency**                               --             --              --              --              --               --
Collateral held for securities
  on loan, at value                              --     86,024,163       4,446,685      29,496,922      14,749,900       32,645,719
Receivables:
  Investment securities sold                     --             --              --          79,013              --          222,952
  Fund shares sold                          833,690             --              --          98,595              --               --
  Dividends and interest                    674,299      5,537,341         542,257       3,505,421       2,017,171          619,150
  Foreign tax reclaims                           --             --           3,880              --              --               --
                                       ------------   ------------    ------------    ------------   -------------    -------------
    Total assets                        177,515,310    653,343,081      30,325,817     627,121,790     781,326,075      630,152,814
                                       ------------   ------------    ------------    ------------   -------------    -------------

LIABILITIES:
Unrealized depreciation on
  forward currency contracts                     --             --           2,573              --              --               --
Payables:
  Investment securities purchased                --     12,874,932              --       5,009,385              --        3,576,302
  Upon return of securities loaned               --     86,024,163       4,446,685      29,496,922      14,749,900       32,645,719
Fund shares redeemed                             --        684,943           8,390              --       1,253,826          992,747
Accrued management fees                      67,279        251,924          16,130         353,459         395,525          410,264
Accrued expenses and
  other payables                              5,132         13,529           1,590          18,618          31,334           15,622
                                       ------------   ------------    ------------    ------------   -------------    -------------
    Total liabilities                        72,411     99,849,491       4,475,368      34,878,384      16,430,585       37,640,654
                                       ------------   ------------    ------------    ------------   -------------    -------------
Net assets applicable to
  outstanding capital stock            $177,442,899   $553,493,590    $ 25,850,449    $592,243,406   $ 764,895,490    $ 592,512,160
                                       ============   ============    ============    ============   =============    =============
Represented by:
  Capital stock and additional
   paid-in capital                     $177,442,899   $542,070,129    $ 27,797,928    $640,030,459   $ 891,717,952    $ 818,292,855
  Accumulated undistributed (over-
   distributed) net investment income            --        678,417          (4,829)        590,472         575,467          182,324
  Accumulated net realized gain
   (loss) on investments and foreign
   currency related transactions                 --     (9,657,794)     (1,515,787)    (28,565,221)    (25,062,144)    (116,440,155)
  Unrealized appreciation
   (depreciation) on investments
   (including appreciation
   (depreciation) on foreign
   currency related transactions)                --     20,402,838        (426,863)    (19,812,304)   (102,335,785)    (109,522,864)
                                       ------------   ------------    ------------    ------------   -------------    -------------

Total net assets - representing
  net assets applicable to
  outstanding capital stock            $177,442,899   $553,493,590    $ 25,850,449    $592,243,406   $ 764,895,490    $ 592,512,160
                                       ============   ============    ============    ============   =============    =============
Number of Class Z Shares
  issued and outstanding                177,442,899     52,251,393       2,858,001      37,371,665      34,462,033       41,864,174
                                       ============   ============    ============    ============   =============    =============
Net asset value per share of
  outstanding capital stock            $       1.00   $      10.59    $       9.04    $      15.85   $       22.20    $       14.15
                                       ============   ============    ============    ============   =============    =============
*Cost of Investments                   $176,007,321   $541,378,739    $ 25,757,316    $613,754,143    $866,894,789    $ 706,187,857
                                       ------------   ------------    ------------    ------------   -------------    -------------
**Cost of Foreign Currency             $         --   $         --    $         --    $         --   $          --    $          --
                                       ------------   ------------    ------------    ------------   -------------    -------------


See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                December 31, 2002



                                            MID-CAP                MULTI-CAP              GLOBAL             INTERNATIONAL
                                             STOCK               GROWTH STOCK           SECURITIES               STOCK
                                             FUND                    FUND                  FUND                  FUND
                                          ------------           -----------           -----------          -------------
ASSETS:
Investments in securities, at value -
  see accompanying schedule*              $102,922,729           $77,295,429           $10,262,683           $19,921,728
Foreign currency**                                  --                     7                 3,287                42,844
Collateral held for securities
  on loan, at value                         16,052,364             3,866,223             1,769,616                    --
Receivables:
  Investment securities sold                        --                    --                   514                21,186
  Fund shares sold                                  --               174,395                    --                   610
  Dividends and interest                       108,191                50,989                14,145                28,775
  Foreign tax reclaims                              --                    27                 2,789                21,483
                                          ------------           -----------           -----------           -----------
    Total assets                           119,083,284            81,387,070            12,053,034            20,036,626
                                          ------------           -----------           -----------           -----------

LIABILITIES:
Unrealized depreciation on
  forward currency contracts                        --                    --                19,127                    --
Payables:
  Investment securities purchased              217,442             1,960,877                78,846                53,561
  Upon return of securities loaned          16,052,364             3,866,223             1,769,616                    --
Fund shares redeemed                           133,690                    --                   836                    --
Accrued management fees                         87,783                54,425                 8,266                20,047
Accrued expenses and
  other payables                                 3,470                 2,784                 1,888                 3,988
                                          ------------           -----------           -----------           -----------
    Total liabilities                       16,494,749             5,884,309             1,878,579                77,596
                                          ------------           -----------           -----------           -----------
Net assets applicable to
  outstanding capital stock               $102,588,535           $75,502,761           $10,174,455           $19,959,030
                                          ============           ===========           ===========           ===========
Represented by:
  Capital stock and additional
    paid-in capital                       $113,343,840           $78,980,986           $14,060,362           $26,098,711
  Accumulated undistributed (over-
    distributed) net investment income          21,323                 1,399                  (180)               (2,869)
  Accumulated net realized gain
    (loss) on investments and foreign
    currency related transactions           (4,212,224)           (7,218,473)           (2,058,945)           (4,805,900)
  Unrealized appreciation
    (depreciation) on investments
    (including appreciation
    (depreciation) on foreign
    currency related transactions)          (6,564,404)            3,738,849            (1,826,782)           (1,330,912)
                                          ------------           -----------           -----------           -----------

Total net assets - representing
  net assets applicable to
  outstanding capital stock               $102,588,535           $75,502,761           $10,174,455           $19,959,030
                                          ============           ===========           ===========           ===========
Number of Class Z Shares
  issued and outstanding                     9,139,762            16,175,427             1,466,831             2,775,313
                                          ============           ===========           ===========           ===========
Net asset value per share of
  outstanding capital stock               $      11.22           $      4.67           $      6.94           $      7.19
                                          ============           ===========           ===========           ===========
*Cost of Investments                      $109,487,133           $73,556,581           $12,070,865           $21,255,671
                                          ------------           -----------           -----------           -----------
**Cost of Foreign Currency                $         --           $         7           $     3,212           $    42,690
                                          ------------           -----------           -----------           -----------


See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                            STATEMENTS OF OPERATIONS
                          Year Ended December 31, 2002



                                       MONEY                           HIGH                           GROWTH AND         CAPITAL
                                       MARKET         BOND            INCOME        BALANCED            INCOME         APPRECIATION
                                        FUND          FUND             FUND           FUND            STOCK FUND        STOCK FUND
                                     ----------    -----------      -----------   -------------     -------------     -------------
Investment income:

  Interest income                    $3,453,548    $25,630,096      $ 1,773,735    $ 18,971,406     $     327,349     $     341,745

  Dividend income                            --             --           27,645       5,418,850        17,643,000         6,918,721

  Less: Foreign taxes
    withheld                                 --             --           (1,219)        (35,567)         (122,417)               --

  Securities lending income                  --         94,577           11,591          64,510            24,332            70,632
                                     ----------    -----------      -----------   -------------    --------------    --------------
    Total income                      3,453,548     25,724,673        1,811,752      24,419,199        17,872,264         7,331,098
                                     ----------    -----------      -----------   -------------    --------------    --------------

Expenses:

  Management fees                       814,603      2,486,780          161,728       4,468,675         5,375,023         5,559,099

  Trustees' fees                          1,418          1,418              502           1,418             1,418             1,418

  Audit fees                              5,689         14,083            1,590          15,729            20,287            16,177
                                     ----------    -----------      -----------   -------------    --------------    --------------
    Total expenses                      821,710      2,502,281          163,820       4,485,822         5,396,728         5,576,694
                                     ----------    -----------      -----------   -------------    --------------    --------------
Net investment income                 2,631,838     23,222,392        1,647,932      19,933,377        12,475,536         1,754,404
                                     ----------    -----------      -----------   -------------    --------------    --------------

Realized and unrealized
  gain (loss) on investments:

  Net realized gain (loss)
   on investments (including
   net realized gain (loss) on
   foreign currency related
   transactions)                         55,069     (1,636,641)        (953,218)    (28,576,652)      (24,906,921)     (116,275,766)

  Net change in unrealized
   appreciation (depreciation) on:

    Investments (including
    net unrealized appreciation
    (depreciation) on foreign
    currency related transactions)           --     15,699,677           44,616     (70,194,861)     (211,772,949)     (165,099,729)
                                     ----------    -----------      -----------   -------------    --------------    --------------
Net gain (loss) on investments           55,069     14,063,036         (908,602)    (98,771,513)     (236,679,870)     (281,375,495)
                                     ----------    -----------      -----------   -------------    --------------    --------------

Net increase (decrease) in net
  assets resulting from operations   $2,686,907    $37,285,428      $   739,330   ($ 78,838,136)   ($ 224,204,334)   ($ 279,621,091)
                                     ==========    ===========      ===========   =============    ==============    ==============


See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                      STATEMENTS OF OPERATIONS (CONTINUED)
                          Year Ended December 31, 2002



                                        MID-CAP                MULTI-CAP             GLOBAL             INTERNATIONAL
                                         STOCK               GROWTH STOCK          SECURITIES              STOCK
                                         FUND                    FUND                 FUND                  FUND
                                     -------------           ------------         ------------          -------------
Investment income:

  Interest income                     $     76,128           $    30,379           $    10,716           $    14,329

  Dividend income                        1,553,531               203,665               162,823               511,761

  Less: Foreign taxes withheld              (4,262)                 (430)              (12,328)              (57,865)

  Securities lending income                 54,893                 8,590                 4,463                    --
                                     -------------           -----------          ------------          ------------
    Total income                         1,680,290               242,204               165,674               468,225
                                     -------------           -----------          ------------          ------------

Expenses:

  Management fees                        1,089,564               230,580               104,550               237,950

  Trustees' fees                             1,418                   992                   502                   502

  Audit fees                                 4,026                 2,789                   500                 1,465
                                     -------------           -----------          ------------          ------------
    Total expenses                       1,095,008               234,361               105,552               239,917
                                     -------------           -----------          ------------          ------------
Net investment income                      585,282                 7,843                60,122               228,308
                                     -------------           -----------          ------------          ------------

Realized and unrealized
  gain (loss) on investments:

  Net realized loss
   on investments (including
   net realized gain (loss) on
   foreign currency related
   transactions)                        (4,212,682)           (1,919,167)           (1,216,553)           (2,609,084)

  Net change in unrealized
   appreciation (depreciation)
   on:

    Investments (including
    net unrealized appreciation
    (depreciation) on foreign
    currency related transactions)     (18,616,215)            3,073,948            (1,555,233)              733,158
                                     -------------           -----------          ------------          ------------
Net gain (loss) on investments         (22,828,897)            1,154,781            (2,771,786)           (1,875,926)
                                     -------------           -----------          ------------          ------------

Net increase (decrease) in net
  assets resulting from operations   ($ 22,243,615)          $ 1,162,624          ($ 2,711,664)         ($ 1,647,618)
                                     =============           ===========          ============          ============


See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                   MONEY MARKET FUND                                 BOND FUND
                                         -------------------------------------         -------------------------------------
                                            YEAR ENDED          YEAR ENDED                YEAR ENDED          YEAR ENDED
                                         DECEMBER 31, 2002   DECEMBER 31, 2001         DECEMBER 31, 2002   DECEMBER 31, 2001
                                         -----------------   -----------------         -----------------   -----------------
Operations:

  Net investment income                   $  2,631,838        $  4,638,564              $ 23,222,392        $ 19,975,133

  Net realized gain (loss) on
   investments                                  55,069                  --                (1,636,641)          7,399,509

  Net change in unrealized appreciation
   or depreciation on investments                   --                  --                15,699,677          (1,468,370)
                                          ------------        ------------              ------------        ------------
   Change in net assets from
    operations                               2,686,907           4,638,564                37,285,428          25,906,272
                                          ------------        ------------              ------------        ------------

Distributions to shareholders:

  From net investment income                (2,686,907)         (4,638,564)              (22,701,171)        (19,943,110)

  Return of capital                                 --                  --                        --          (7,540,000)
                                          ------------        ------------              ------------        ------------
   Change in net assets from
    distributions                           (2,686,907)         (4,638,564)              (22,701,171)        (27,483,110)
                                          ------------        ------------              ------------        ------------

Class Z Share transactions:

  Proceeds from sale of shares              94,605,052          98,602,702               149,353,307          72,307,161

  Net asset value of shares issued in
   reinvestment of distributions             2,686,907           4,638,564                22,701,171          27,483,110
                                          ------------        ------------              ------------        ------------
                                            97,291,959         103,241,266               172,054,478          99,790,271

  Cost of shares repurchased               (94,109,702)        (22,340,019)              (17,981,772)        (13,026,385)
                                          ------------        ------------              ------------        ------------
   Change in net assets from
    capital share transactions               3,182,257          80,901,247               154,072,706          86,763,886
                                          ------------        ------------              ------------        ------------
Increase in net assets                       3,182,257          80,901,247               168,656,963          85,187,048

Net assets:

  Beginning of year                        174,260,642          93,359,395               384,836,627         299,649,579
                                          ------------        ------------              ------------        ------------
  End of year                             $177,442,899        $174,260,642              $553,493,590        $384,836,627
                                          ============        ============              ============        ============
Undistributed net investment
  income included in net assets           $         --        $         --              $    678,417        $         --
                                          ============        ============              ============        ============

Other Information:
Class Z Capital Share transactions:

  Shares sold                               94,605,052          98,602,702                14,085,269           6,816,357

  Shares issued in reinvestment of
   distributions                             2,686,907           4,638,564                 2,144,882           2,653,296
                                          ------------        ------------              ------------        ------------
                                            97,291,959         103,241,266                16,230,151           9,469,653

  Shares redeemed                          (94,109,702)        (22,340,019)               (1,719,554)         (1,240,998)
                                          ------------        ------------              ------------        ------------

  Net increase in shares outstanding         3,182,257          80,901,247                14,510,597           8,228,655
                                          ============        ============              ============        ============


See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)



                                                      HIGH INCOME FUND                                BALANCED FUND
                                            ------------------------------------          -----------------------------------
                                               YEAR ENDED         YEAR ENDED                YEAR ENDED         YEAR ENDED
                                            DECEMBER 31, 2002  DECEMBER 31, 2001         DECEMBER 31, 2002   DECEMBER 31, 2001
                                            -----------------  -----------------         -----------------   -----------------
Operations:

  Net investment income                       $ 1,647,932         $ 1,163,533              $ 19,933,377       $  20,082,571

  Net realized gain (loss) on
   investments                                   (953,218)           (468,313)              (28,576,652)         10,488,964

  Net change in unrealized appreciation
   or depreciation on investments                  44,616            (332,266)              (70,194,861)        (51,872,126)
                                             ------------        ------------              ------------       -------------
   Change in net assets from
    operations                                    739,330             362,954               (78,838,136)        (21,300,591)
                                             ------------        ------------              ------------       -------------
Distributions to shareholders:

  From net investment income                   (1,675,814)         (1,235,469)              (19,329,944)        (20,072,820)

  From net realized gains on investments               --                  --                   (11,099)        (27,711,688)
                                             ------------        ------------              ------------       -------------
   Change in net assets from
    distributions                              (1,675,814)         (1,235,469)              (19,341,043)        (47,784,508)
                                             ------------        ------------              ------------       -------------
Class Z Share transactions:

  Proceeds from sale of shares                  8,179,229           7,001,857                42,903,514          52,905,745

  Net asset value of shares issued in
   reinvestment of distributions                1,675,814           1,235,469                19,341,043          47,784,508
                                             ------------        ------------              ------------       -------------
                                                9,855,043           8,237,326                62,244,557         100,690,253

  Cost of shares repurchased                     (563,976)           (242,228)              (51,369,698)        (20,421,835)
                                             ------------        ------------              ------------       -------------
   Change in net assets derived from
    capital share transactions                  9,291,067           7,995,098                10,874,859          80,268,418
                                             ------------        ------------              ------------       -------------
Increase (decrease) in net assets               8,354,583           7,122,583               (87,304,320)         11,183,319

Net assets:

  Beginning of year                            17,495,866          10,373,283               679,547,726         668,364,407
                                             ------------        ------------              ------------       -------------
  End of year                                 $25,850,449         $17,495,866              $592,243,406       $ 679,547,726
                                             ============        ============              ============       =============
Undistributed (overdistributed)
  net investment income
  included in net assets                     ($     4,829)       ($    10,428)             $    590,472       $          --
                                             ============        ============              ============       =============

Other Information:
Class Z Capital Share transactions:

  Shares sold                                     875,103             698,525                 2,441,895           2,742,849

  Shares issued in reinvestment of
   distributions                                  185,110             129,959                 1,208,035           2,556,555
                                              -----------         -----------              ------------       -------------
                                                1,060,213             828,484                 3,649,930           5,299,404

  Shares redeemed                                 (60,897)            (21,680)               (3,161,654)         (1,100,123)
                                              -----------         -----------              ------------       -------------

  Net increase in shares outstanding              999,316             806,804                   488,276           4,199,281
                                              ===========         ===========              ============       =============






See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)



                                                 GROWTH AND INCOME STOCK FUND                  CAPITAL APPRECIATION STOCK FUND
                                             -------------------------------------          ------------------------------------
                                                YEAR ENDED          YEAR ENDED                 YEAR ENDED         YEAR ENDED
                                             DECEMBER 31, 2002   DECEMBER 31, 2001          DECEMBER 31, 2002  DECEMBER 31, 2001
                                             -----------------   -----------------          -----------------  -----------------
Operations:

  Net investment income                      $    12,475,536     $    11,072,969            $    1,754,404      $      871,962

  Net realized gain (loss) on
   investments                                   (24,906,921)          8,813,414              (116,275,766)         64,777,643

  Net change in unrealized
   depreciation on investments                  (211,772,949)       (146,866,190)             (165,099,729)       (152,768,509)
                                             ---------------     ---------------            --------------      --------------
   Change in net assets from
    operations                                  (224,204,334)       (126,979,807)             (279,621,091)        (87,118,904)
                                             ---------------     ---------------            --------------      --------------
Distributions to shareholders:

  From net investment income                     (11,900,018)        (11,155,770)               (1,623,267)           (879,381)

  From net realized gains on investments                  --         (27,651,427)                 (220,041)       (123,153,968)

  Return of capital                                       --            (181,095)                       --                  --
                                             ---------------     ---------------            --------------      --------------
   Change in net assets from
    distributions                                (11,900,018)        (38,988,292)               (1,843,308)       (124,033,349)
                                             ---------------     ---------------            --------------      --------------
Class Z Share transactions:

  Proceeds from sale of shares                    33,822,491          41,311,481                37,686,571          51,760,280

  Net asset value of shares issued in
   reinvestment of distributions                  11,900,018          38,988,292                 1,843,308         124,033,349
                                             ---------------     ---------------            --------------      --------------
                                                  45,722,509          80,299,773                39,529,879         175,793,629

  Cost of shares repurchased                     (76,377,521)        (49,310,668)              (36,664,481)        (18,429,384)
                                             ---------------     ---------------            --------------      --------------
   Change in net assets from
    capital share transactions                   (30,655,012)         30,989,105                 2,865,398         157,364,245
                                             ---------------     ---------------            --------------      --------------
Decrease in net assets                          (266,759,364)       (134,978,994)             (278,599,001)        (53,788,008)

Net assets:

  Beginning of year                            1,031,654,854       1,166,633,848               871,111,161         924,899,169
                                             ---------------     ---------------            --------------      --------------
  End of year                                $   764,895,490     $ 1,031,654,854            $  592,512,160      $  871,111,161
                                             ===============     ===============            ==============      ==============
Undistributed net investment
  income included in net assets              $       575,467     $            --            $      182,324      $       51,228
                                             ===============     ===============            ==============      ==============

Other Information:
Class Z Capital Share transactions:

  Shares sold                                      1,292,378           1,360,244                 2,177,329           2,197,769

  Shares issued in reinvestment of
   distributions                                     528,274           1,337,682                   130,901           5,693,982
                                             ---------------     ---------------            --------------      --------------
                                                   1,820,652           2,697,926                 2,308,230           7,891,751

  Shares redeemed                                 (3,267,665)         (1,705,299)               (2,529,449)           (849,258)
                                             ---------------     ---------------            --------------      --------------

  Net increase (decrease) in shares
   outstanding                                    (1,447,013)            992,627                  (221,219)          7,042,493
                                             ===============     ===============            ==============      ==============





See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)



                                                    MID-CAP STOCK FUND                         MULTI-CAP GROWTH STOCK FUND
                                           -------------------------------------          -------------------------------------
                                              YEAR ENDED          YEAR ENDED                 YEAR ENDED           YEAR ENDED
                                           DECEMBER 31, 2002   DECEMBER 31, 2001          DECEMBER 31, 2002   DECEMBER 31, 2001
                                           -----------------   -----------------          -----------------   -----------------
Operations:

  Net investment income (loss)               $     585,282       $     329,780              $       7,843       ($      7,696)

  Net realized gain (loss) on
   investments                                  (4,212,682)          5,072,820                 (1,919,167)         (4,476,495)

  Net change in unrealized appreciation
   or depreciation on investments              (18,616,215)          4,001,922                  3,073,948             804,446
                                             -------------       -------------              -------------       -------------
   Change in net assets from
    operations                                 (22,243,615)          9,404,522                  1,162,624          (3,679,745)
                                             -------------       -------------              -------------       -------------
Distributions to shareholders:

  From net investment income                      (564,436)           (787,130)                    (6,004)               (260)

  From net realized gains on investments        (1,944,324)         (6,769,585)                        --                  --

  Return of capital                                     --                  --                         --              (9,955)
                                             -------------       -------------              -------------       -------------
   Change in net assets from
    distributions                               (2,508,760)         (7,556,715)                    (6,004)            (10,215)
                                             -------------       -------------              -------------       -------------
Class Z Share transactions:

  Proceeds from sale of shares                  28,849,103          33,061,606                 65,498,685           7,925,015

  Net asset value of shares issued in
   reinvestment of distributions                 2,508,760           7,556,715                      6,004              10,215
                                             -------------       -------------              -------------       -------------
                                                31,357,863          40,618,321                 65,504,689           7,935,230

  Cost of shares repurchased                    (9,430,876)         (1,789,194)                (5,081,522)           (218,921)
                                             -------------       -------------              -------------       -------------
   Change in net assets from
    capital share transactions                  21,926,987          38,829,127                 60,423,167           7,716,309
                                             -------------       -------------              -------------       -------------
Increase (decrease) in net assets               (2,825,388)         40,676,934                 61,579,787           4,026,349

Net assets:

  Beginning of year                            105,413,923          64,736,989                 13,922,974           9,896,625
                                             -------------       -------------              -------------       -------------
  End of year                                $ 102,588,535       $ 105,413,923              $  75,502,761        $ 13,922,974
                                             =============       =============              =============       =============
Undistributed (overdistributed)
  net investment income
  included in net assets                     $      21,323       $          --              $       1,399       ($        441)
                                             =============       =============              =============       =============

Other Information:
Class Z Capital Share transactions:

  Shares sold                                    2,140,938           2,429,248                 14,904,099           1,169,710

  Shares issued in reinvestment of
   distributions                                   227,596             567,792                      1,290               1,379
                                             -------------       -------------              -------------       -------------
                                                 2,368,534           2,997,040                 14,905,389           1,171,089

  Shares redeemed                                 (790,173)           (136,743)                  (961,587)            (34,179)
                                             -------------       -------------              -------------       -------------

  Net increase in shares outstanding             1,578,361           2,860,297                 13,943,802           1,136,910
                                             =============       =============              =============       =============



See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)



                                                GLOBAL SECURITIES FUND                        INTERNATIONAL STOCK FUND
                                         -------------------------------------          -------------------------------------
                                            YEAR ENDED          YEAR ENDED                 YEAR ENDED          YEAR ENDED
                                         DECEMBER 31, 2002   DECEMBER 31, 2001          DECEMBER 31, 2002   DECEMBER 31, 2001
                                         -----------------   -----------------          -----------------   -----------------
Operations:

  Net investment income                     $     60,122       $      46,682               $    228,308        $    147,543

  Net realized loss on
   investments                                (1,216,553)           (776,040)                (2,609,084)         (2,168,784)

  Net change in unrealized appreciation
   or depreciation on investments             (1,555,233)           (330,020)                   733,158          (1,859,786)
                                           -------------       -------------              -------------       -------------
   Change in net assets from
    operations                                (2,711,664)         (1,059,378)                (1,647,618)         (3,881,027)
                                           -------------       -------------              -------------       -------------
Distributions to shareholders:

  From net investment income                     (48,155)            (27,771)                  (190,000)            (16,136)

  Return of capital                                   --              (3,239)                        --             (93,071)
                                           -------------       -------------              -------------       -------------
   Change in net assets from
    Distributions                                (48,155)            (31,010)                  (190,000)           (109,207)
                                           -------------       -------------              -------------       -------------
Class Z Share transactions:

  Proceeds from sale of shares                 1,693,187           2,484,562                  2,858,697           3,052,865

  Net asset value of shares issued in
   reinvestment of distributions                  48,155              31,010                    190,000             109,207
                                           -------------       -------------              -------------       -------------
                                               1,741,342           2,515,572                  3,048,697           3,162,072

  Cost of shares repurchased                    (295,254)            (52,717)                  (228,851)            (22,836)
                                           -------------       -------------              -------------       -------------
   Change in net assets derived from
    capital share transactions                 1,446,088           2,462,855                  2,819,846           3,139,236
                                           -------------       -------------              -------------       -------------
Increase (decrease) in net assets             (1,313,731)          1,372,467                    982,228            (850,998)

Net assets:

  Beginning of year                           11,488,186          10,115,719                 18,976,802          19,827,800
                                           -------------       -------------              -------------       -------------
  End of year                               $ 10,174,455       $  11,488,186               $ 19,959,030        $ 18,976,802
                                           =============       =============              =============       =============
Undistributed (overdistributed)
  net investment income
  included in net assets                   ($        180)      $          --              ($      2,869)      ($     18,056)
                                           =============       =============              =============       =============

Other Information:
Class Z Capital Share transactions:

  Shares sold                                    210,107             276,073                    373,847             356,367

  Shares issued in reinvestment of
   distributions                                   6,926               3,651                     27,094              13,290
                                           -------------       -------------              -------------       -------------
                                                 217,033             279,724                    400,941             369,657

  Shares redeemed                                (39,690)             (6,077)                   (29,668)             (2,803)
                                           -------------       -------------              -------------       -------------

  Net increase in shares outstanding             177,343             273,647                    371,273             366,854
                                           =============       =============              =============       =============





See accompanying notes to financial statements.

                                MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS


                                                    YEAR ENDED       YEAR ENDED        YEAR ENDED      YEAR ENDED     YEAR ENDED
(For a share outstanding throughout the period):    12/31/2002       12/31/2001        12/31/2000      12/31/1999     12/31/1998
                                                    ----------       ----------        ----------      ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                $   1.00         $     1.00        $     1.00      $     1.00     $     1.00
                                                    ----------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                               0.01               0.04              0.06            0.05           0.05
                                                    ----------------------------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income            (0.01)             (0.04)            (0.06)          (0.05)         (0.05)
                                                    ----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $   1.00         $     1.00        $     1.00      $     1.00     $     1.00
================================================================================================================================
TOTAL RETURN**                                          1.50%              3.79%             5.86%           4.69%          5.00%
================================================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)            $177,443         $  174,261        $   93,359      $   82,646     $   56,416

Ratio of Expenses to Average Net Assets                 0.45%              0.46%             0.46%           0.45%          0.45%

Ratio of Net Investment Income to Average
  Net Assets                                            1.45%              3.51%             5.88%           4.72%          4.99%

================================================================================================================================






* Based on average shares outstanding during the year.



**These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.





See accompanying notes to financial statements.

                                    BOND FUND
                              FINANCIAL HIGHLIGHTS


                                                    YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED    YEAR ENDED
(For a share outstanding throughout the period):    12/31/2002       12/31/2001        12/31/2000       12/31/1999    12/31/1998
                                                    ----------      -----------        ----------      -----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD                $  10.20         $    10.15        $    10.05      $    10.57     $    10.54
                                                    ----------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                               0.54               0.62              0.71            0.62           0.63

   Net Realized and Unrealized Gain (Loss)              0.32               0.23              0.08           (0.54)          0.02
                                                    --------         ----------        ----------      ----------     ----------
  TOTAL FROM INVESTMENT OPERATIONS                      0.86               0.85              0.79            0.08           0.65
                                                    ----------------------------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income            (0.47)             (0.59)            (0.69)          (0.60)         (0.62)
   Return of Capital                                      --                 --                --              --             --
                                                    --------         ----------        ----------      ----------     ----------
  TOTAL DISTRIBUTIONS                                  (0.47)             (0.80)            (0.69)          (0.60)         (0.62)
                                                    ----------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $  10.59         $    10.20        $    10.15      $    10.05     $    10.57
================================================================================================================================
TOTAL RETURN**                                          8.55%              8.32%             8.11%           0.73%          6.18%
================================================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)            $553,494         $  384,837        $  299,650      $  250,485     $  228,281

Ratio of Expenses to Average Net Assets                 0.55%              0.55%             0.55%           0.55%          0.55%

Ratio of Net Investment Income to Average
  Net Assets                                            5.14%              5.91%             6.98%           5.92%          5.94%

Portfolio Turnover Rate                                78.37%            112.40%           462.98%         713.52%        142.98%
================================================================================================================================


* Based on average shares outstanding during year.


**These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.





See accompanying notes to financial statements.

                                HIGH INCOME FUND
                              FINANCIAL HIGHLIGHTS


                                                    YEAR ENDED        YEAR ENDED     INCEPTION (a)
(For a share outstanding throughout the period)     12/31/2002        12/31/2001     TO 12/31/2000
                                                    ----------       -----------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   9.41         $     9.86        $    10.00
                                                    ----------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                               0.71               0.84              0.14

   Net Realized and Unrealized Loss                    (0.44)             (0.51)            (0.14)
                                                    --------         ----------        ----------
  TOTAL FROM INVESTMENT OPERATIONS                      0.27               0.33                --
                                                    ---------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income            (0.64)             (0.78)            (0.14)
                                                    --------         ----------        ----------
  TOTAL DISTRIBUTIONS                                  (0.64)             (0.78)            (0.14)
                                                    ---------------------------------------------

NET ASSET VALUE, END OF PERIOD                      $   9.04         $     9.41        $     9.86
=================================================================================================
TOTAL RETURN**                                          3.06%              3.45%            (0.03%)
=================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)            $ 25,850         $   17,496        $   10,373

Ratio of Expenses to Average Net Assets                 0.76%              0.77%             0.81%+

Ratio of Net Investment Income to Average
  Net Assets                                            7.64%              8.41%             8.48%+

Portfolio Turnover Rate                                38.40%             33.70%             6.78%

=================================================================================================



(a) Commenced operations October 31, 2000.


* Based on average shares outstanding during period.


**These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.



+   Annualized.


See accompanying notes to financial statements.

                                BALANCED FUND
                              FINANCIAL HIGHLIGHTS


                                                    YEAR ENDED       YEAR ENDED        YEAR ENDED      YEAR ENDED     YEAR ENDED
(For a share outstanding throughout the period):    12/31/2002       12/31/2001        12/31/2000      12/31/1999     12/31/1998
                                                    ----------       ----------        ----------      ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                $  18.42         $    20.45        $    20.44      $    18.74     $    17.02
                                                    ----------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                               0.53               0.58              0.68            0.56           0.57

   Net Realized and Unrealized Gain (Loss)             (2.58)             (1.23)             0.11            2.14           1.72
                                                    --------         ----------        ----------      ----------     ----------
  TOTAL FROM INVESTMENT OPERATIONS                     (2.05)             (0.65)             0.79            2.70           2.29
                                                    ----------------------------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income            (0.52)             (0.57)            (0.67)          (0.53)         (0.57)

   Distributions from Net Realized Gains               (0.00)(1)          (0.81)            (0.11)          (0.47)            --
                                                    --------         ----------        ----------      ----------     ----------
  TOTAL DISTRIBUTIONS                                  (0.52)             (1.38)            (0.78)          (1.00)         (0.57)
                                                    ----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $  15.85         $    18.42        $    20.45      $    20.44     $    18.74
================================================================================================================================
TOTAL RETURN**                                        (11.13%)            (3.07%)            3.86%          14.49%         13.40%
================================================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)            $592,243         $  679,548        $  668,364      $  603,136     $  449,992

Ratio of Expenses to Average Net Assets                 0.70%              0.70%             0.70%           0.70%          0.70%

Ratio of Net Investment Income to Average
  Net Assets                                            3.12%              3.04%             3.27%           2.83%          3.20%

Portfolio Turnover Rate                                49.67%             51.80%           193.97%         269.00%         78.71%

================================================================================================================================


* Based on average shares outstanding during year.


**These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.






(1) Amount represents less than ($0.005) per share.


See accompanying notes to financial statements.

                          GROWTH AND INCOME STOCK FUND
                              FINANCIAL HIGHLIGHTS


                                                    YEAR ENDED       YEAR ENDED        YEAR ENDED      YEAR ENDED     YEAR ENDED
(For a share outstanding throughout the period):    12/31/2002       12/31/2001        12/31/2000      12/31/1999     12/31/1998
                                                    ----------       ----------        ----------      ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                $  28.73         $    33.41        $    33.58      $    30.56     $    27.20
                                                    ----------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

  Net Investment Income*                                0.35               0.31              0.33            0.34           0.34

  Net Realized and Unrealized Gain (Loss)              (6.53)             (3.88)            (0.05)           5.12           4.52
                                                    --------         ----------        ----------      ----------     ----------
TOTAL FROM INVESTMENT OPERATIONS                       (6.18)             (3.57)             0.28            5.46           4.86
                                                    ----------------------------------------------------------------------------
DISTRIBUTIONS

  Distributions from Net Investment Income             (0.35)             (0.31)            (0.33)          (0.32)         (0.34)

  Distributions from Net Realized Gains                   --              (0.79)            (0.12)          (2.12)         (1.16)

  Return of Capital                                       --              (0.01)               --              --            --
                                                    --------         ----------        ----------      ----------     ----------
TOTAL DISTRIBUTIONS                                    (0.35)             (1.11)            (0.45)          (2.44)         (1.50)
                                                    ----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $  22.20         $    28.73        $    33.41      $    33.58     $    30.56
================================================================================================================================
TOTAL RETURN**                                        (21.55%)           (10.71%)            0.82%          17.95%         17.92%
================================================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)            $764,895         $1,031,655        $1,166,634      $1,098,330     $  833,174

Ratio of Expenses to Average Net Assets                 0.60%              0.60%             0.60%           0.60%          0.60%

Ratio of Net Investment Income to Average
  Net Assets                                            1.39%              1.05%             0.98%           0.99%          1.17%

Portfolio Turnover Rate                                18.21%             20.76%            21.08%          20.13%         17.69%

================================================================================================================================


* Based on average shares outstanding during year.


**These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.





See accompanying notes to financial statements.

                         CAPITAL APPRECIATION STOCK FUND
                              FINANCIAL HIGHLIGHTS


                                                    YEAR ENDED       YEAR ENDED        YEAR ENDED      YEAR ENDED     YEAR ENDED
(For a share outstanding throughout the period):    12/31/2002       12/31/2001        12/31/2000      12/31/1999     12/31/1998
                                                    ----------       ----------        ----------      ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                $  20.70         $    26.39        $    25.59      $    22.19     $    18.85
                                                    ----------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                               0.04               0.02              0.02            0.02           0.06

   Net Realized and Unrealized Gain (Loss)             (6.54)             (2.37)             1.08            5.55           3.87
                                                    --------         ----------        ----------      ----------     ----------
  TOTAL FROM INVESTMENT OPERATIONS                     (6.50)             (2.35)             1.10            5.57           3.93
                                                    ----------------------------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income            (0.04)             (0.02)            (0.02)          (0.02)         (0.06)

   Distributions from Net Realized Gains               (0.01)             (3.32)            (0.28)          (2.15)         (0.53)
                                                    --------         ----------        ----------      ----------     ----------
  TOTAL DISTRIBUTIONS                                  (0.05)             (3.34)            (0.30)          (2.17)         (0.59)
                                                    ----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $  14.15         $    20.70        $    26.39      $    25.59     $    22.19
================================================================================================================================
TOTAL RETURN**                                        (31.41%)            (9.11%)            4.28%          25.19%         20.90%
================================================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)            $592,512         $  871,111        $  924,899      $  839,134     $  630,373

Ratio of Expenses to Average Net Assets                 0.80%              0.80%             0.80%           0.80%          0.80%

Ratio of Net Investment Income to Average
  Net Assets                                            0.25%              0.10%             0.08%           0.10%          0.31%

Portfolio Turnover Rate                                26.92%             27.59%            26.77%          38.38%         18.67%

================================================================================================================================


* Based on average shares outstanding during year.


**These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.





See accompanying notes to financial statements.

                               MID-CAP STOCK FUND
                              FINANCIAL HIGHLIGHTS


                                                    YEAR ENDED        YEAR ENDED       YEAR ENDED       INCEPTION (a)
(For a share outstanding throughout the period)     12/31/2002        12/31/2001       12/31/2000       TO 12/31/1999
                                                    ----------       -----------       ----------      --------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  13.94         $    13.77        $    11.15      $    10.00
                                                    -------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                               0.07               0.05              0.03            0.03

   Net Realized and Unrealized Gain (Loss)             (2.51)              1.39              2.62            1.34
                                                    --------         ----------        ----------      ----------

  TOTAL FROM INVESTMENT OPERATIONS                     (2.44)              1.44              2.65            1.37
                                                    -------------------------------------------------------------
  DISTRIBUTIONS
   Distributions from Net Investment Income            (0.06)             (0.11)            (0.02)          (0.02)

   Distributions from Net Realized Gains               (0.22)             (1.16)            (0.01)          (0.20)
                                                    --------         ----------        ----------      ----------
  TOTAL DISTRIBUTIONS                                  (0.28)             (1.27)            (0.03)          (0.22)
                                                    -------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $  11.22         $    13.94        $    13.77      $    11.15
=================================================================================================================
TOTAL RETURN**                                        (17.41%)            11.16%            23.85%          13.68%
=================================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)            $102,589         $  105,414        $   64,737      $   26,479

Ratio of Expenses to Average Net Assets                 1.01%              1.01%             1.01%           1.00%+

Ratio of Net Investment Income to Average
  Net Assets                                            0.54%              0.40%             0.24%           0.39%+

Portfolio Turnover Rate                                33.03%             41.94%            51.27%          35.55%

=================================================================================================================



(a) Commenced operations May 1, 1999.


* Based on average shares outstanding during period.


**These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.



+  Annualized.


See accompanying notes to financial statements.

                          MULTI-CAP GROWTH STOCK FUND+
                              FINANCIAL HIGHLIGHTS



                                                    YEAR ENDED     YEAR ENDED       INCEPTION (a)
(For a share outstanding throughout the period)     12/31/2002     12/31/2001       TO 12/31/2000
                                                    ----------     -----------      -------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   6.24         $     9.04        $    10.00
                                                    ---------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income (Loss)*                        0.00(1)           (0.00)(1)          0.01

   Net Realized and Unrealized Loss                    (1.57)             (2.79)            (0.96)
                                                    --------         ----------        ----------
  TOTAL FROM INVESTMENT OPERATIONS                     (1.57)             (2.79)            (0.95)
                                                    ---------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income            (0.00)(1)          (0.00)(1)         (0.01)

   Return of Capital                                      --              (0.01)               --
                                                    --------         ----------        ----------
  TOTAL DISTRIBUTIONS                                  (0.00)(1)          (0.01)            (0.01)
                                                    ---------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $   4.67         $     6.24        $     9.04
=================================================================================================
TOTAL RETURN**                                        (25.21%)           (30.89%)           (9.52%)
=================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)            $ 75,503         $   13,923        $    9,897

Ratio of Expenses to Average Net Assets                 0.86%              0.87%             0.91%(dagger)

Ratio of Net Investment Income (Loss) to
  Average Net Assets                                    0.03%             (0.07%)            0.52%(dagger)

Portfolio Turnover Rate                               156.51%            203.95%            46.57%

=================================================================================================



(a)      Commenced operations October 31, 2000.



(1)      Amount represents less than $0.005 per share.



*        Based on average shares outstanding during period.



** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.



(dagger) Annualized.



+ Effective May 1, 2002, the Board of Trustees approved changes to the name and subadvisor of the Ultra Series Emerging Growth Fund. The new name is Ultra Series Multi-Cap Growth Stock Fund. MEMBERS Capital Advisors entered into a subadvisor agreement with Wellington Management Company, LLP for the management of this fund's investments.



See accompanying notes to financial statements.

                             GLOBAL SECURITIES FUND
                              FINANCIAL HIGHLIGHTS



                                                    YEAR ENDED       YEAR ENDED       INCEPTION (A)
(For a share outstanding throughout the period)     12/31/2002       12/31/2001       TO 12/31/2000
                                                    ----------       ----------       -------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   8.91         $     9.96        $    10.00
                                                    ---------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                               0.04               0.04              0.03

   Net Realized and Unrealized Loss                    (1.98)             (1.06)            (0.04)
                                                    --------         ----------        ----------
  TOTAL FROM INVESTMENT OPERATIONS                     (1.94)             (1.02)            (0.01)
                                                    ---------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income            (0.03)             (0.03)            (0.03)

   Return of Capital                                      --              (0.00)(1)            --
                                                    --------         ----------        ----------
  TOTAL DISTRIBUTIONS                                  (0.03)             (0.03)            (0.03)
                                                    ---------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $   6.94         $     8.91        $     9.96
=================================================================================================
TOTAL RETURN**                                        (21.77%)           (10.32%)           (0.17%)
=================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)            $ 10,174         $   11,488        $   10,116

Ratio of Expenses to Average Net Assets                 0.96%              0.97%             1.01%+

Ratio of Net Investment Income to Average
  Net Assets                                            0.55%              0.45%             1.57%+

Portfolio Turnover Rate                                36.85%             37.66%             3.18%

=================================================================================================



(a) Commenced operations October 31, 2000.



(1) Amount represents less than ($0.005) per share.



*   Based on average shares outstanding during period.



** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.



+   Annualized.


See accompanying notes to financial statements.

                            INTERNATIONAL STOCK FUND
                              FINANCIAL HIGHLIGHTS


                                                    YEAR ENDED       YEAR ENDED       INCEPTION (A)
(For a share outstanding throughout the period)     12/31/2002       12/31/2001       TO 12/31/2000
                                                    ----------       ----------       -------------
NET ASSET VALUE, BEGINNING OF PERIOD                $   7.89         $     9.73        $    10.00
                                                    ---------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                               0.09               0.07              0.01

   Net Realized and Unrealized Gain (Loss)             (0.72)             (1.86)            (0.27)
                                                    --------         ----------        ----------
  TOTAL FROM INVESTMENT OPERATIONS                     (0.63)             (1.79)            (0.26)
                                                    ---------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income            (0.07)             (0.01)            (0.01)

   Return of Capital                                      --              (0.04)               --
                                                    --------         ----------        ----------
  TOTAL DISTRIBUTIONS                                  (0.07)             (0.05)            (0.01)
                                                    ---------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $   7.19         $     7.89        $     9.73
=================================================================================================
TOTAL RETURN**                                         (7.98%)           (18.46%)           (2.58%)
=================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)            $ 19,959         $   18,977        $   19,828

Ratio of Expenses to Average Net Assets                 1.21%              1.22%             1.26%+

Ratio of Net Investment Income to Average
  Net Assets                                            1.15%              0.78%             0.54%+

Portfolio Turnover Rate                                38.28%             46.73%             3.33%

=================================================================================================



(a) Commenced operations October 31, 2000.

*   Based on average shares outstanding during period.


** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.



+   Annualized.



See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2002


(1)  DESCRIPTION OF THE FUND


     The Ultra Series Fund (the "Fund"), a Massachusetts Business Trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified, open-end management investment company. The Fund is a series fund with ten investment portfolios (the "funds"), each with different investment objectives and policies. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. As of the date of this report, the Trustees have authorized the issuance of two classes of shares of the funds designated as Class Z and Class C. Fund shares are sold and redeemed at a price equal to the shares' net asset value. The assets of each fund are held separate from the assets of the other funds.



     Effective May 1, 1997, the shares of each fund were divided into Class Z and Class C Shares. Class Z Shares are offered to all insurance company separate accounts issued by, and all qualified retirement plans sponsored by, CUNA Mutual Life Insurance Company or its affiliates ("CUNA Mutual Life"). Class C Shares are offered to separate accounts of insurance companies other than CUNA Mutual Life, and to qualified retirement plans of companies not affiliated with the Fund or CUNA Mutual Life. Both classes of shares are identical in all respects except that: Class C Shares may be subject to a distribution fee (note 3); each class will have exclusive voting rights with respect to matters that affect only that class; and each class will bear a different name or designation. All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding share of each class based on the daily net asset value of shares of that class. As of December 31, 2002, no Class C Shares have been issued.



     Effective May 1, 2002, the Board of Trustees approved changes to the name and subadvisor of the Emerging Growth Fund. The new name is the Multi-Cap Growth Stock Fund. MEMBERS Capital Advisors, Inc. (the "Investment Advisor") has entered into a Subadvisor Agreement with Wellington Management Company, LLP for the management of the fund's investments.


(2)  SIGNIFICANT ACCOUNTING POLICIES


     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements:



     Portfolio Valuation



     Securities and other investments are valued as follows: 1) equity securities listed on any U.S. or foreign stock exchange or the over-the-counter market ("NASDAQ") are valued at the last sale price on the valuation day; if no sale occurs, equity securities traded on a U.S stock exchanges are appraised at their fair values; equities traded on NASDAQ or foreign stock exchanges are valued at their last bid price; 2) over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day, if no sale occurs, equity securities are appraised at their last bid price; 3) debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations; 4) options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded; 5) over-the-counter options are valued based upon prices provided by market makers in such securities; 6) forward foreign currency exchange contracts are valued based upon quotations supplied by dealers in such contracts or dealers in such currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) Reuters spot rate; 7) short-term instruments having maturities of 60 days or less will be valued at amortized cost. All other securities for which either quotations are not readily available, no other sales have occurred, or do not, in the Investment Advisors' opinion, reflect the current market value, are appraised at their fair values as determined in good faith by and under the general supervision of the Board of Trustees.



     Security Transactions and Investment Income



     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method which is the same method used for federal income tax purposes. Interest income is recorded

                                ULTRA SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 2002



     on the accrual basis, and for fixed income securities, includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date.



     Federal Income Taxes



     It is each fund's intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income taxes is recorded in the accompanying financial statements.



    Expenses



     Expenses that are directly related to a particular fund are charged directly to that fund. Generally, other operating expenses are prorated to the funds on the basis of relative net assets.



     Repurchase Agreements



     Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will only enter into repurchase agreements with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities.



     The funds have established procedures providing that the securities serving as collateral for each repurchase agreements must be delivered to the funds' custodian and that the collateral must be marked to market daily to ensure that the repurchase agreements are fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities or lack of access to income during this period and the expense of enforcing it rights.



     Foreign Currency Transactions


     The books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (1) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.


     The High Income, Mid-Cap Stock, Multi-Cap Growth Stock, Global Securities and International Stock Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.



     The funds do not isolate the portion of gains and losses on investments in equity securities that are due to changes in the foreign exchange rates from that which are due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.



     Forward Foreign Currency Exchange Contracts



     The High Income, Mid-Cap Stock, Multi-Cap Growth Stock, Global Securities and International Stock Funds may each purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when the fund's Investment Advisor anticipates that the foreign currency will appreciate or depreciate in value. When entering into forward currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the funds' net assets, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, are included in the Statements of Assets and Liabilities. The funds realize a gain or a loss at the time the forward currency exchange contracts are closed out or are offset by a matching contract. Realized and unrealized gains and losses are included in the Statements of Operations. At the year ended December 31, 2002, only the High Income Fund and the Global Securities Fund had open forward currency exchange contracts, which are presented in the funds' Schedule of Investments.

                                ULTRA SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 2002



     If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.



     The instruments involve market risk, credit risk, or both, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.



     Futures Contracts



     The funds (other than Money Market) may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions only for bona fide hedging purposes. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the underlying security. When a fund enters into a futures contract, the fund segregates cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.



     Delayed Delivery Securities



     Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. For the year ended December 31, 2002, only the Bond Fund entered into such transactions, the market values of which are identified in the fund's Schedule of Investments.



     Reclassification Adjustments



     Paid-in capital, undistributed net investment income, and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for all funds.








































































(3)  TRANSACTIONS WITH AFFILIATES


     Fees and Expenses


     The Fund has entered into an investment advisory agreement with MEMBERS Capital Advisors, Inc., an affiliated company. The fees under the agreement, paid monthly, are calculated as a percentage of the average daily net assets for each fund at the following annual rates:



     Money Market             0.45%   Capital Appreciation Stock    0.80%
     Bond                     0.55%   Mid-Cap Stock                 1.00%
     High Income              0.75%   Multi-Cap Growth Stock        0.85%
     Balanced                 0.70%   Global Securities             0.95%
     Growth and Income Stock  0.60%   International Stock           1.20%

                                ULTRA SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 2002



     Under this unitary fee structure, the Investment Advisor is responsible for providing or obtaining services and paying certain expenses including custodian fees, transfer agent fees, pricing costs, and accounting and legal fees as indicated in the investment advisory agreement.



     The Investment Advisor has entered into Subadvisor Agreements for the management of the investments in the High Income Fund, Mid-Cap Stock Fund, Multi-Cap Growth Stock Fund, Global Securities Fund and International Stock Fund. The Investment Advisor is solely responsible for the payment of all fees to the Subadvisor. The Subadvisor for the High Income Fund is Massachusetts Financial Services. The Subadvisor for a portion of the Mid-Cap Stock Fund and the entire Multi-Cap Growth Stock Fund is Wellington Management Company, LLP. The Subadvisor for the Global Securities Fund is Oppenheimer Funds, Inc. The Subadvisor for the International Stock Fund is Lazard Asset Management.



     In addition to the unitary investment advisory fee and subadvisor fee, where applicable, each fund also pays certain expenses including trustees' fees, brokerage commissions, interest expense, audit fees, and other extraordinary expenses.



     Certain officers and trustees of the Fund are also officers of CUNA Mutual Life Insurance Company or MEMBERS Capital Advisors, Inc. During the period ended December 31, 2002, the Fund made no direct payments to its officers and paid trustees' fees of approximately $11,006 to its unaffiliated trustees.


     Distribution Plan


     All shares are distributed through CUNA Brokerage Service, Inc. ("CBSI"), an affiliated company, or other registered broker-dealers authorized by CBSI. Class C Shares may also be subject to an asset-based distribution fee pursuant to Rule 12b-1 under the 1940 Act, equal to not more than 0.25%, on an annual basis, of the average value of the daily net assets of each series of the Fund attributable to Class C Shares on an annual basis.









(4)  DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL GAINS



     With respect to the Money Market Fund, dividends from net investment income and net realized gains are declared and reinvested daily in additional full and fractional shares of the Money Market Fund. The Bond Fund, High Income Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, Mid-Cap Stock Fund, Multi-Cap Growth Stock Fund, Global Securities Fund and the International Stock Fund declare and reinvest dividends from net investment income quarterly in additional full and fractional shares of the respective funds. Distributions from net realized gains from investment transactions, if any, are distributed and reinvested at least annually.



     Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the funds differ from book amounts earned during the period due to differences in the timing of capital recognition, and due to the reclassification of certain gains or losses from capital to income.



(5)  PURCHASE AND SALES OF INVESTMENT SECURITIES



     The cost of securities purchased and the proceeds from securities sold (including maturities, excluding short-term) for each fund during the period ended December 31, 2002, were as follows:



                                        U.S. GOVERNMENT SECURITIES                     OTHER INVESTMENT SECURITIES
                                        --------------------------                     ---------------------------
                                     PURCHASES              SALES                    PURCHASES             SALES
                                     ---------              -----                    ---------             -----
Bond                                $220,967,939         $197,906,107               $267,080,204        $149,410,551
High Income                                   --                   --                 17,199,584           7,179,098
Balanced                              78,745,387          131,169,060                229,995,998         183,752,672
Growth and Income Stock                       --                   --                159,925,667         177,122,838
Capital Appreciation Stock                    --                   --                183,361,519         189,350,667
Mid-Cap Stock                                 --                   --                 55,066,106          34,759,567
Multi-Cap Growth Stock                        --                   --                103,960,630          45,366,041
Global Securities                             --                   --                  5,721,206           3,797,347
International Stock                           --                   --                  9,860,679           7,264,673

                                ULTRA SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 2002



     At December 31, 2002, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:



                                  APPRECIATION      DEPRECIATION        NET
                                  ------------      ------------   --------------
Bond                              $ 23,000,108      $  2,584,147   $   20,415,961
High Income                            858,226         1,369,512         (511,286)
Balanced                            42,640,570        62,453,884      (19,813,314)
Growth and Income Stock             61,605,292       164,096,351     (102,491,059)
Capital Appreciation Stock          45,698,927       155,386,221     (109,687,294)
Mid-Cap Stock                       10,131,847        16,701,248       (6,569,401)
Multi-Cap Growth Stock               5,439,740         2,085,281        3,354,459
Global Securities                      523,702         2,405,338       (1,881,636)
International Stock                  1,519,653         2,865,375       (1,345,722)



     The differences between book-basis and tax-basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.



(6)  FOREIGN SECURITIES



     Each fund may invest in foreign securities, although only the High Income Fund, Mid-Cap Stock Fund, Multi-Cap Growth Stock Fund, Global Securities Fund and International Stock Fund anticipate having significant investments in such securities. The Global Securities Fund, International Stock Fund, High Income Fund, Mid-Cap Stock Fund and Multi-Cap Growth Stock Fund may invest 100%, 100%, 25%, 25% and 25%, respectively, of their assets in foreign securities. No fund concentrates its investments in a particular foreign country.



     Foreign securities are securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S. ("foreign issuers"), (2) issued by foreign governments or their agencies or instrumentalities (also "foreign issuers") (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency ("non-dollar" securities). Foreign securities include ADRs, EDRs, GDRs and foreign money market securities.









     Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes on economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and, at times, more volatile than securities of comparable U.S. companies and U.S. securities markets.



(7)  SECURITIES LENDING



     The funds, excluding the Money Market Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to the value of the securities, which is determined on a daily basis. At December 31, 2002, cash collateral received for funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. The value of the collateral is included within the Statements of Assets and Liabilities as an asset with an offsetting liability. Amounts earned as interest on investments of cash collateral, net of rebates and fees, are included in the Statements of Operations. The value of securities on loan at December 31, 2002 is as follows:

                                ULTRA SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 2002



                              VALUE OF SECURITIES ON LOAN
                              ---------------------------
Bond                                 $84,305,496
High Income                            4,347,119
Balanced                              28,940,218
Growth and Income Stock               14,193,300
Capital Appreciation Stock            31,635,444
Mid-Cap Stock                         15,187,203
Multi-Cap Growth Stock                 3,681,021
Global Securities                      1,693,233
International Stock                           --


     The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.


(8)  TAX INFORMATION



     The tax character of distributions paid during the year ended December 31, 2002 and 2001 were as follows:



                                     ORDINARY INCOME             LONG-TERM CAPITAL GAINS            RETURN OF CAPITAL
                                     ---------------             -----------------------            -----------------
                                  2002              2001           2002           2001            2002             2001
                                  ----              ----           ----           ----            ----             ----
Money Market                   $  2,686,907    $  4,638,564     $      --    $          --       $    --       $        --
Bond                             22,701,171      19,943,110            --               --            --         7,540,000
High Income                       1,675,814       1,235,469            --               --            --                --
Balanced                         19,329,944      23,960,784        11,099       23,823,724            --                --
Growth and Income Stock          11,900,018      14,137,115            --       24,670,082            --           181,095
Capital Appreciation Stock        1,623,267      16,388,725       220,041      107,644,624            --                --
Mid-Cap Stock                     1,518,377       4,720,181       990,383        2,836,534            --                --
Multi-Cap Growth Stock                6,004             260            --               --            --             9,955
Global Securities                    48,155          27,771            --               --            --             3,239
International Stock                 190,000          16,136            --               --            --            93,071



     As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:



                                 ORDINARY INCOME        LONG-TERM CAPITAL GAINS
                                 ---------------        -----------------------
Money Market                     $         --               $         --
Bond                                  678,417                         --
High Income                            25,120                         --
Balanced                              590,472                         --
Growth and Income Stock               575,467                         --
Capital Appreciation Stock            182,324                         --
Mid-Cap Stock                          21,323                         --
Multi-Cap Growth Stock                  1,399                         --
Global Securities                       2,806                         --
International Stock                        --                         --

                                ULTRA SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 2002



      For federal income taxes purposes, the funds listed below have capital loss carryovers as of December 31, 2002, which are available to offset future capital gains, if any:



                                   CARRYOVER              CARRYOVER                CARRYOVER                CARRYOVER
                               EXPIRING IN 2007        EXPIRING IN 2008         EXPIRING IN 2009         EXPIRING IN 2010
                               ----------------        ----------------         ----------------         ----------------
Bond                               $235,991               $7,577,224              $         --             $   1,857,702
High Income                              --                       --                   454,251                   867,239
Balanced                                 --                       --                        --                28,564,211
Growth and Income Stock                  --                       --                        --                24,906,870
Capital Appreciation Stock               --                       --                        --               116,275,725
Mid-Cap Stock                            --                       --                        --                 4,207,227
Multi-Cap Growth Stock                   --                       --                 4,229,031                 2,592,752
Global Securities                        --                       --                   816,242                   968,145
International Stock                      --                       --                 1,565,839                 2,896,117



     After October 31, 2002, the following funds had capital and currency losses in the following amounts:



                                 POST-OCTOBER             POST-OCTOBER
                                CAPITAL LOSSES           CURRENCY LOSSES
                                --------------           ---------------
High Income                        $107,332                 $  3,863
Multi-Cap Growth Stock               12,301                       --
Global Securities                   201,102                   22,114
International Stock                 332,548                    2,317



      For federal income tax purposes, these amounts are deferred and deemed to have occurred in the next fiscal year.



(9)   CONCENTRATION OF RISK



      The High Income Fund invests in securities offering high current income which generally will be in the lower rating categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high-yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high-yield securities.



(10)  CAPITAL SHARES AND AFFILIATED OWNERSHIP



      All capital shares outstanding at December 31, 2002 are owned by separate investment accounts of CUNA Mutual Life and CUNA Mutual Group related companies. The market value of investments in the funds by affiliates was as follows:



                                          CUNA MUTUAL                  CUNA MUTUAL                     CUMIS
FUND                                LIFE INSURANCE COMPANY          INSURANCE SOCIETY          INSURANCE SOCIETY, INC.
----                                ----------------------          -----------------          -----------------------
High Income                               $5,329,417                  $         --                    $ 5,329,417
Multi-Cap Growth Stock                            83                            --                      1,030,188
Global Securities                          3,497,859                     3,504,135                          6,276
International Stock                        2,110,678                            --                     12,513,354

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of Ultra Series Fund



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, Bond Fund, High Income Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, Mid-Cap Stock Fund, Multi-Cap Growth Stock Fund, Global Securities Fund and International Stock Fund (constituting the Ultra Series Fund, hereafter referred to as the "Fund") at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 14, 2003

                                ULTRA SERIES FUND
                              TRUSTEES AND OFFICERS
                                December 31, 2002



---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                                                                                       PORTFOLIOS        OTHER
                                  POSITION(s)                                                           OVERSEEN         OUTSIDE
   NAME, ADDRESS AND              HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION DURING             IN FUND        DIRECTOR-
    YEAR OF BIRTH                  THE FUND      SERVICE(1)             PAST FIVE YEARS                  COMPLEX         SHIPS(5)
---------------------------------------------------------------------------------------------------------------------------------
Michael S. Daubs(2)(3)            Trustee and     1997 -        CUNA Mutual Insurance Society                19
5910 Mineral Point Road           Chairman        Present       Chief Officer - Investments,
Madison, WI 53705                                               1990 - Present
Year of Birth: 1943
                                                  1984 -        MEMBERS Capital Advisors, Inc.
                                  President       Present       President,
                                                                1982 - Present

                                                                CUNA Mutual Life Insurance Company
                                                                Chief Officer - Investments,
                                                                1973 - Present
---------------------------------------------------------------------------------------------------------------------------------
Lawrence R. Halverson(2)(4)       Trustee         1997 -        MEMBERS Capital Advisors, Inc.               19
5910 Mineral Point Road                           Present       Senior Vice President - Equities
Madison, WI 53705                                               1996 - Present
Year of Birth: 1945               Vice            1988 -
                                  President       Present       CUNA Brokerage Services, Inc.
                                                                President,
                                                                1996 - 1998
---------------------------------------------------------------------------------------------------------------------------------
Mary E. Hoffmann(2)               Treasurer       1999 -        MEMBERS Capital Advisors, Inc.               19
5910 Mineral Point Road                           Present       Assistant Vice President - Product
Madison, WI 53705                                               Operations and Finance,
Year of Birth: 1970                                             2001 - Present
                                                                Product Operations and Finance Manager,
                                                                1998 - 2001

                                                                CUNA Mutual Insurance Society
                                                                Investment Accounting Supervisor,
                                                                1996 - 1998
---------------------------------------------------------------------------------------------------------------------------------
Thomas J. Merfeld(2)              Secretary       1999 -        MEMBERS Capital Advisors, Inc.               10
5910 Mineral Point Road                           Present       Senior Vice President - Quantitative
Madison, WI 53705                                               Strategies, 1994 - Present
Year of Birth: 1957
---------------------------------------------------------------------------------------------------------------------------------
Dan Owens(2)                      Assistant       2001 -        MEMBERS Capital Advisors, Inc.               19
5910 Mineral Point Road           Treasurer       Present       Senior Manager - Portfolio Operations,
Madison, WI 53705                                               2001 - Present
Year of Birth: 1966                                             Investment Operations Manager,
                                                                1999 - 2001

                                                                AmerUS Capital Management
                                                                Manager, Investment Accounting -
                                                                Reporting, 1998 - 1999

                                                                AmerUs Life Holdings, Inc.
                                                                Senior Investment Accountant,
                                                                1994 - 1998

                                ULTRA SERIES FUND
                        TRUSTEES AND OFFICERS (CONTINUED)
                                December 31, 2002



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        NUMBER OF
                                   POSITION                                                            PORTFOLIOS        OTHER
                                   (s) HELD                                                             OVERSEEN        OUTSIDE
   NAME, ADDRESS AND               WITH THE      LENGTH OF       PRINCIPAL OCCUPATION DURING             IN FUND        DIRECTOR-
    YEAR OF BIRTH                    FUND        SERVICE(1)             PAST FIVE YEARS                  COMPLEX        SHIPS(5)
-----------------------------------------------------------------------------------------------------------------------------------
Gwendolyn M. Boeke                  Trustee       1988 -        Wartburg Theological Seminary              19
2000 Heritage Way                                 Present       Development Association,
Waverly, IA 50677                                               (Dubuque, Iowa)
Year of Birth: 1934                                             Development Associate,
                                                                1997 - Present

                                                                Evangelical Lutheran Church in America
                                                                Foundation (Chicago, Illinois)
                                                                Regional Director, 1990 - Present

                                                                Wartburg College
                                                                (Dubuque, Iowa)
                                                                Director, 1986 - 2001
-----------------------------------------------------------------------------------------------------------------------------------
Alfred L. Disrud                    Trustee       1987 -        Planned Giving Services                    19
2000 Heritage Way                                 Present       (Waverly, Iowa)
Waverly, IA 50677                                               Owner, 1986 - Present
Year of Birth: 1921
-----------------------------------------------------------------------------------------------------------------------------------
Thomas C. Watt                      Trustee       1986 -        Vision Development Services, Inc.          19           Wells
2000 Heritage Way                                 Present       Consultant,                                             Fargo Bank,
Waverly, IA 50677                                               1997 - Present                                          Community
Year of Birth: 1936                                                                                                     Director,
                                                                MidAmerica Energy Company                               1985 -
                                                                (Waterloo, Iowa)                                        Present
                                                                Manager, Business Initiatives,
                                                                1987 - 1999


(1) The board of trustees and officers of the Fund do not currently have term limitations.

(2) "Interested person" as defined in the 1940 Act.

(3) Mr. Daubs is considered an "interested" trustee because of the position he holds with the investment advisor of the trust.

(4) Mr. Halverson is considered an "interested" trustee because of the position he holds with the investment advisor of the trust.

(5) Include only directorships with companies that:

    (a) have a class of securities registered with the SEC under the Securities Exchange Act, section 12; or

    (d) are subject to the requirements of section 15(d) of the Securities Exchange Act; or

    (e) are registered as an investment adviser.

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits:

         (a) Amended and Restated Declaration of Trust. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

         (b) Amended and Restated Bylaws. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

         (c)      Not Applicable.

         (d)      1.       Management Agreement effective May 1, 1997.
                           Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

                  2. Amendment No. 1 to Management Agreement effective May 1, 1999. Incorporated herein by reference to post-effective amendment number 23 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 23, 1999.

                  3. Amendment No. 2 to Management Agreement effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 26 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on September 28, 2000.

                  4.       a.       Investment Sub-Advisory Agreement Between
                                    MEMBERS Capital Advisors, Inc. (f/k/a CIMCO
                                    Inc.) and Wellington Management Company LLP effective May 1, 2000. Incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 20, 2000. Form of
                                    Amendment No. 3 to Investment Subadvisory
                                    Agreement effective May 1, 2002.

                           b. Letter amendment between MEMBERS Capital Advisors, Inc. and Wellington Management Company, LLP effective September 21, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

                           c. Investment Sub-Advisory Agreement Between MEMBERS Capital Advisors, Inc. and Wellington Management Company LLP effective May 1, 2002. Incorporated herein by reference to post-effective amendment number 29 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 25, 2002.

                  5. Investment Sub-Advisory Agreement Between MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) and Lazard Asset Management effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 27 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on October 10, 2000.

                  6. Investment Sub-Advisory Agreement Between MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) and Massachusetts Financial Services effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 27 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on October 10, 2000.

                  7. Letter terminating Investment Sub-Advisory Agreement as it relates to the Emerging Growth Fund dated April 2, 2002. Incorporated herein by reference to post-effective amendment number 29 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 25, 2002.

                  8. Investment Sub-Advisory Agreement Between MEMBERS Capital Advisors, Inc. and Oppenheimer Funds, Inc. effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

                  9. Servicing Agreement between MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) and CUNA Mutual Insurance Society effective May 1, 1997. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

                  10. Letter terminating Servicing Agreement between MEMBERS Capital Advisors, Inc. and CUNA Mutual Insurance Society effective June 1, 1999. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

                  11. Servicing Agreement between CUNA Mutual Life Insurance Company and MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) effective May 1, 1997. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

                  12. Termination Agreement between CUNA Mutual Life Insurance Company and MEMBERS Capital Advisors, Inc. effective December 31, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

         (e) Distribution Agreement between Ultra Series Fund and CUNA Brokerage Services, Inc. effective December 29, 1993. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

         (f)      N/A

         (g)      1.       Mutual Fund Custody Agreement between Ultra Series
                           Fund and State Street Bank and Trust Company effective April 30, 1997. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No.
                           2-87775) filed with the Commission on February 12, 1999.

                  2. Amendment No. 1 to Mutual Fund Custody Agreement effective May 1, 1999. Incorporated herein by reference to post-effective amendment number 23 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 23, 1999.

                  3. Amendment to Mutual Fund Custody Agreement effective December 2, 1999. Incorporated herein by reference to post-effective amendment number 26 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on September 28, 2000.

                  4. Amendment No. 2 to Mutual Fund Custody Agreement effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

                  5. Amendment No. 4 to Mutual Fund Custody Agreement effective March 14, 2001. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

                  6. Form of Amendment No. 5 to Mutual Fund Custody Agreement effective May 1, 2002.

         (h)      1.       Participation Agreement between Ultra Series Fund and
                           CUNA Mutual Life Insurance Company Pension Plan for
                           Home Office Employees. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No.
                           2-87775) filed with the Commission on February 12, 1999.

                  2. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company Pension Plan for Agents. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

                  3. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company 401(k)/Thrift Plan for Home Office Employees. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

                  4. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company 401(k)/Thrift Plan for Agents. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

                  5. Participation Agreement between Ultra Series Fund and CUNA Mutual Pension Plan. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

                  6. Participation Agreement between Ultra Series Fund and CUNA Mutual Savings Plan. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

                  7. Participation Agreement between Ultra Series Fund and CUNA Mutual Thrift Plan. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

                  8. Investment Accounting Agreement effective October 28, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

         (i) Opinion of Counsel. Incorporated herein by reference to post-effective amendment number 27 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on October 10, 2000.

         (j)      Consent of PricewaterhouseCoopers LLP.

         (k)      Not Applicable.

         (l)      1.       Subscription Agreement between Ultra Series Fund and
                           CUNA Mutual Life Insurance Company effective October
                           31, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

                  2. Subscription Agreement between Ultra Series Fund and CUMIS Insurance Society effective October 31, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

          (m)     1.       Plan of Distribution dated May 1, 1997. Incorporated
                           herein by reference to post-effective amendment number 19 to this Form N-1A registration statement
                           (File No. 2-87775) filed with the Commission on February 28, 1997.

                  2. Supplement No. 1 to Distribution Plan effective May 1, 1999. Incorporated herein by reference to post-effective amendment number 23 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 23, 1999.

                  3. Supplement No. 2 to Distribution Plan effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 26 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on September 28, 2000.

         (n) Multi-Class Plans. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

         (o)      Reserved.

         (p)      1.       Ultra Series Fund's Code of Ethics effective June 1,
                           2000. Incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 20, 2000.

                  2. MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) (Investment Adviser) Code of Ethics effective April 1, 2000. Incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 20, 2000.

                  3. CUNA Brokerage Services, Inc.'s (Principal Underwriter) Code of Ethics effective September 1, 1997. Incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 20, 2000.

Other Exhibits

         Powers of Attorney.

Item 24.  Persons Controlled by or Under Common Control with the Fund

Class Z shares of the Ultra Series Fund are currently sold to separate accounts of CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates, and to their qualified retirement plans.

Class C shares of the Ultra Series Fund are offered to separate accounts of insurance companies other than CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates, and to qualified retirement plans of companies not affiliated with the Fund, CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates. Currently, there are no Class C shares outstanding.

CUNA Mutual Life Insurance Company is a mutual life insurance company and therefore is controlled by its contractowners. Various companies and other entities are controlled by CUNA Mutual Life Insurance Company and various companies may be considered to be under common control with CUNA Mutual Life Insurance Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Ultra Series Fund could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

See organization charts on the following pages.

                          CUNA Mutual Insurance Society
                  Organizational Chart As Of November 14, 2002

CUNA Mutual Insurance Society
Business: Life, Health & Disability Insurance
May 20, 1953*
State of domicile: Wisconsin

CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:

1.       CUNA Mutual Investment Corporation
         Business: Holding Company
         October 15, 1972*
         State of domicile: Wisconsin

         CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

                  a.  CUMIS Insurance Society, Inc.
                      Business: Corporate Property/Casualty Insurance May 23, 1960*
                      State of domicile: Wisconsin

                      CUMIS Insurance Society, Inc. is the 100% owner of the following subsidiary:

                          (1) Credit Union Mutual Insurance Society New Zealand Ltd.
                                   Business: Fidelity Bond Coverage November 1,
                                   1990*
                                   Country of domicile: New Zealand
                                   Incorporated in New Zealand on November 25,
                                   1977
                                   Purchased from New Zealand League on November 1, 1990

                  b.  CUNA Brokerage Services, Inc.
                      Business: Brokerage
                      July 19, 1985*
                      State of domicile: Wisconsin

                  c.  CUNA Mutual General Agency of Texas, Inc.
                      Business: Managing General Agent
                      August 14, 1991*
                      State of domicile: Texas

                  d.  MEMBERS Life Insurance Company
                      Business: Credit Disability/Life/Health
                      February 27, 1976*
                      State of domicile: Wisconsin
                      Formerly CUMIS Life & CUDIS

                  e.  International Commons, Inc.
                      Business: Special Events
                      January 13, 1981*
                      State of domicile: Wisconsin

                  f.  CUNA Mutual Mortgage Corporation
                      Business: Mortgage Servicing
                      November 20, 1978* Incorporated
                      December 1, 1995 Wholly Owned
                      State of domicile: Wisconsin

                  g.  CUNA Mutual Insurance Agency, Inc.
                      Business: Leasing/Brokerage
                      March 1, 1974*
                      State of domicile: Wisconsin
                      Formerly CMCI Corporation

                      CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

                           (1)  CUNA Mutual Insurance Agency of Alabama, Inc.
                                Business: Property & Casualty Agency May 27,
                                1993
                                State of domicile: Alabama

                           (2)  CUNA Mutual Insurance Agency of New Mexico, Inc.
                                Business: Brokerage of Corporate & Personal
                                Lines June 10, 1993*
                                State of domicile: New Mexico

                           (3)  CUNA Mutual Insurance Agency of Hawaii, Inc.
                                Business: Property & Casualty Agency June 10, 1993*
                                State of domicile: Hawaii

                           (4) CUNA Mutual Casualty Insurance Agency of Mississippi, Inc.
                                Business: Property & Casualty Agency June 24, 1993*
                                State of domicile: Mississippi

                           (5)  CUNA Mutual Insurance Agency of Kentucky, Inc.
                                Business: Brokerage of Corporate & Personal
                                Lines October 5, 1994*
                                State of domicile: Kentucky

                           (6)  CUNA Mutual Insurance Agency of Massachusetts,
                                Inc.
                                Business: Brokerage of Corporate & Personal
                                Lines January 27, 1995*
                                State of domicile: Massachusetts

                  h.  Stewart Associates Incorporated
                      Business: Insurance Agency for Credit Insurance, Collateral Protection, Mechanical Breakdown
                      March 6, 1998
                      State of domicile: Wisconsin

                  i.  CMG Mortgage Assurance Company
                      Formerly Investors Equity Insurance Company, Inc.
                      Business: Private Mortgage Insurance
                      50% ownership by CUNA Mutual Investment Corporation
                      50% ownership by PMI Mortgage Insurance Company Incorporated in California on March 3, 1969
                      Acquired by CUNA Mutual Investment Corporation April 14, 1994
                      State of domicile: Wisconsin

                  j.  CUNA Mutual Business Services, Inc.
                      Business: Financial Services
                      Incorporated April 22, 1974
                      Wholly owned March 6, 2000
                      State of domicile: Wisconsin

                  k.       Lending Call Center Services, LLC
                           Business: Provides Lending Call Center Services & Lending Solutions to Credit Unions
                           Incorporated June 24, 2002
                           Owned by a sole Class A Owner - APPRO Systems, Inc. Owned by a sole Class B Owner - CUNA Mutual Investment Corporation

2.       C.U.I.B.S. Pty. Ltd.
         Business: Brokerage
         February 18, 1981*
         Country of domicile: Australia

3.       CUNA Caribbean Insurance Society Limited
         Business: Life and Health
         July 4, 1985*
         Country of domicile: Trinidad and Tobago

         CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:

                  a.       CUNA Caribbean Insurance Services Limited
                           Business: Consultants, Advisors and Managers for Insurance & Pension Plans
                           Incorporated November 26, 1991
                           Country of domicile: Trinidad and Tobago

4.       CUNA Mutual Australia Holding Co. Pty. Ltd.
         Business: Holding Company
         September 17, 1999*
         Country of domicile: Australia

         CUNA Mutual Australia Holding Co. Pty. Ltd. Is the owner of the following subsidiary:

                  a.       CUNA Mutual Life Australia, Ltd.
                           Business: Life Insurance
                           October 15, 1999
                           Country of domicile: Australia

5.       CUNA Mutual Group, Limited
         Business: Brokerage
         May 27, 1998
         Country of domicile: U.K.

* Dates shown are dates of acquisition, control or organization.

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.       C.U. Family Insurance Services, Inc./Colorado
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by Colleague Services Corporation
         September 1, 1981

2.       C.U. Insurance Services, Inc./Oregon
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by Oregon Credit Union League
         December 27, 1989

3.       The CUMIS Group Limited

         63.3% ownership by CUNA Mutual Insurance Society
         December 31, 1991

         The CUMIS Group Limited is the 100% owner of the following companies:

                  a.       CUMIS Life Insurance Company
                           Business: Creditor Group, Individual Life and Disability Insurance
                           January 1, 1977
                           Country of domicile: Canada

                  b.       CUMIS General Insurance Company
                           Business: Property & Casualty Insurance
                           July 1, 1980
                           Country of domicile: Canada

                  c.       MemberCARE Financial Services Limited
                           Business: Serve as a partner with CUMIS Life for the deliver of the MemberCARE Financial Services Program August 1, 1993
                           Country of domicile: Canada

                  d.       MemberCARE Financial Services Partnership
                           Originally formed on January 1, 1994 as a partnership between Co-operators Life Insurance Company and CUMIS Life Insurance Company.
                           January 1, 1997 - CUMIS Life purchased 49.5% of Co-operator's interest in the partnership (bringing their total to 99.5%) and MemberCARE Financial Services Limited purchased 0.5%.
                           Country of domicile: Canada

                  e.       Canadian Northern Shield Insurance Company
                           Business: Property & Casualty Insurance
                           February 1, 1985
                           Country of domicile: British Columbia, Canada

                  f.       CUMIS Services Limited
                           Business: Acquisitions and Insurance Agency
                           Management Services
                           June 1, 2000
                           Country of domicile: Canada

                  g.       WESTCU Insurance Services Limited
                           Business: Insurance Agency Management
                           June 21, 2000
                           Country of domicile: Westminster, Canada

4.       MEMBERS Capital Advisors, Inc. (formerly CIMCO Inc.)
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by CUNA Mutual Life Insurance Company
         January 1, 1992

5.       CUNA Mutual Insurance Agency of Ohio, Inc.
         1% of value owned by Boris Natyshak (CUNA Mutual Employee) subject to a voting trust agreement, Michael B. Kitchen as Voting Trustee.
         99% of value owned by CUNA Mutual Insurance Agency, Inc. DUE to Ohio regulations, CUNA Mutual Insurance Agency, Inc. Holds no voting stock in this corporation. June 14, 1993

6. CMG Mortgage Insurance Company (formerly Investors Mortgage Insurance Company) 50% ownership by CUNA Mutual Investment Corporation

         50% ownership by PMI Mortgage Insurance Company
         April 14, 1994

7.       Cooperators Life Assurance Society Limited (Jamaica)
         CUNA Mutual Insurance Society owns 122,500 shares
         Jamaica Co-op Credit Union League owns 127,500 shares
         May 10, 1990

8.       CU Interchange Group, Inc.
         Owned by CUNA Strategic Services, Inc. and various state league organizations
         December 15, 1993 - CUNA Mutual Investment Corporation purchased 100 shares stock

9.       CMG Mortgage Reinsurance Company
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by PMI Insurance Company
         July 26, 1999

10.      Credit Union Service Corporation
         Atlanta, Georgia
         Owned by Credit Union National Association, Inc. and 18 state league organizations
         March 26, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock

11. CUNA Mutual Australia Limited (formerly finsure.australia limited) 100% ownership by CUNA Mutual Australia Holding Company Pty. Limited October 15, 1999

         CUNA Mutual Australia Limited is the 100% owner of the following companies:

                  a. CUNA Mutual Insurance Brokers Pty Limited (formerly NCUIS Insurance Brokers Pty Limited)
                           Business: Provides Insurance Brokerage Capability

                  b. CUNA Mutual Underwriting (Agencies) Pty Limited (formerly NCUIS Underwriting (Agencies) Pty Limited), which itself is a wholly-owned subsidiary of CUNA Mutual Insurance Brokers Pty Limited
                           Business: Provides Insurance Brokerage Capability

                  c. CUNA Mutual Technology Services Australia Pty Limited (formerly Direct Insurance Network International Pty Limited)
                           Business: Provides Technology Solutions in Support of Our Insurance Operations

12.      CUNA Strategic Services, Inc.
         CUNA Mutual Insurance Society owns 200.71 shares
         December 31, 1999

Partnerships

1.       CM CUSO Limited Partnership, a Washington Partnership
         CUMIS Insurance Society, Inc. - General Partner
         Credit Unions in Washington - Limited Partners
         June 14, 1993

1.       "Sofia LTD." (Ukraine)
         99.96% ownership by CUNA Mutual Insurance Society .04% ownership by CUMIS Insurance Society, Inc.
         March 6, 1996

2.       'FORTRESS' (Ukraine)
         80% ownership by "Sofia LTD."

         19% ownership by The Ukrainian National Association of Savings and Credit Unions
         1% ownership by Service Center by UNASCU
         September 25, 1996

3.       MEMBERS Development Company LLC
         49% ownership by CUNA Mutual Investment Corporation
         51% ownership by Credit Unions & CUSOs
         September 24, 1999

4.       The Center for Credit Union Innovation LLC
         33.3% ownership by CUNA Mutual Insurance Society
         33.3% ownership by CUNA & Affiliates
         33.3% ownership by American Association of Credit Union Leagues January 5, 2000

5.       HRValue Group LLC
         49% ownership by CUNA Mutual Investment Corporation
         51% ownership by Leagues & League Service Organizations
         December 1, 2000

Affiliated (Nonstock)

1.       CUNA Mutual Group Foundation, Inc.
         July 5, 1967

2.       CUNA Mutual Life Insurance Company
         July 1, 1990

                       CUNA Mutual Life Insurance Company
                  Organizational Chart As Of November 14, 2002

CUNA Mutual Life Insurance Company
An Iowa mutual life insurance company
Fiscal Year End: December 31

CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

1.       MEMBERS Capital Advisors, Inc.
         An Iowa Business Act Corporation
         50% ownership by CUNA Mutual Life Insurance Company
         50% ownership by CUNA Mutual Investment Corporation
         July 16, 1982

         MEMBERS Capital Advisors, Inc. is the investment adviser of:
         Ultra Series Fund
         MEMBERS Mutual Funds

2.       Plan America Program, Inc.
         A Maine Business Act Corporation
         100% ownership by CUNA Mutual Life Insurance Company
         March 9, 1995

3.       CMIA Wisconsin, Inc.
         A Wisconsin Business Act Corporation
         100% ownership by CUNA Mutual Life Insurance Company
         May 29, 1998

4.       League Insurance Agency, Inc.

         (Wholly owned by CMIA Wisconsin, Inc.)
         Business: Insurance Agency
         Incorporated on August 16, 1973
         Acquired on August 31, 2000
         State of domicile: Connecticut

         League Insurance Agency is the 100% owner of the following subsidiary:

                  a.       Member Protection Insurance Plans
                           Business: Insurance Agency
                           Incorporated on August 21, 1991
                           Acquired on August 31, 2000
                           State of domicile: Connecticut

Item 25.  Indemnification

Each officer, Trustee or agent of the Ultra Series Fund shall be indemnified by the Ultra Series Fund to the full extent permitted under the General Laws of the State of Massachusetts and the Investment Company Act of 1940, as amended, except that such indemnity shall not protect any such person against any liability to the Ultra Series Fund or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). Indemnification shall be made when (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of a majority of the quorum of Trustees who are not "interested persons" of the Ultra Series Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, or (b) an independent legal counsel in a written opinion. The Ultra Series Fund may, by vote of a majority of a quorum of Trustees who are not interested persons, advance attorneys' fees or other expenses incurred by officers, Trustees, Investment Advisers or principal underwriters, in defending a proceeding upon the undertaking by or on behalf of the person to be indemnified to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Ultra Series Fund shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested non-party Trustees of the Ultra Series Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

The Investment Adviser for the Ultra Series Fund is MEMBERS Capital Advisors, Inc. See Part A MANAGEMENT OF THE ULTRA SERIES FUND, The Investment Adviser for a more complete description. The officers and directors of the Investment Adviser are as follows:

NAME/ADDRESS                        POSITION HELD

Michael S. Daubs                    MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.              President
Madison, WI 53705                   1982-Present

                                    Director
                                    1995-Present

                                    CUNA Mutual Insurance Society
                                    Chief Officer - Investment
                                    1990-Present

                                    CUNA Mutual Life Insurance Company
                                    Chief Officer - Investment
                                    1989-Present

Lawrence R. Halverson               MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.              Senior Vice President
Madison, WI 53705                   1996-Present

                                    Vice President
                                    1988-Present

                                    Secretary
                                    1992-1999

                                    CUNA Brokerage Services, Inc.
                                    President
                                    1996-1998

                                    Director
                                    1996-Present

Joyce A. Harris                     MEMBERS Capital Advisors, Inc.
PO Box 7130                         Director and Chair
Madison, WI 53707                   1992 - Present

                                    Heartland Credit Union
                                    President and Chief Executive Officer
                                    1978- Present

James C. Hickman                    MEMBERS Capital Advisors, Inc.
975 University Avenue               Director
Madison, WI 53706                   1992 - Present

                                    University of Wisconsin
                                    Professor
                                    1972 - Present

Mary E. Hoffmann                    MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.              Assistant Vice President
Madison, WI 53705                   2001 - Present

                                    Treasurer
                                    2000 - Present

Michael B. Kitchen                  MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.              Director
Madison, WI 53705                   1995 - Present

                                    CUNA Mutual Insurance Society
                                    President and Chief Executive Officer
                                    1995- Present

                                    CUNA Mutual Life Insurance Company
                                    President and Chief Executive Officer
                                    1995 - Present

Tracy K. Lien                       MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.              Assistant Secretary
Madison, WI 53705                   1999-Present

Thomas J. Merfeld                   MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.              Senior Vice President
Madison, WI 53705                   2000 - Present

                                    Secretary
                                    1999 - Present

                                    Vice President
                                    1994 - 2000

George A. Nelson                    MEMBERS Capital Advisors, Inc.
PO Box 44965                        Director and Vice Chair
Madison, WI 53744                   1992 - Present

                                    Evening Telegram Co. - WISC-TV
                                    Executive Vice President
                                    1982 - Present

Jeffrey B. Pantages                 MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.              Senior Vice President
Madison, WI 53705                   1998-Present

Mark T. Warshauer                   MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.              Senior Vice President
Madison, WI 53705                   2000 - Present

Item 27.  Distributor

a. CUNA Brokerage Services, Inc., a registered broker-dealer, is the principal Distributor of the shares of the Ultra Series Fund. CUNA Brokerage Services, Inc. does not act as principal underwriter, depositor or investment adviser for any investment company other than the Registrant, MEMBERS Mutual Funds, CUNA Mutual Life Variable Account, and CUNA Mutual Life Variable Annuity Account.

b.       Officers and Directors of CUNA Brokerage.

Name and Principal                    Positions and Offices                        Positions and Offices
Business Address                      With the Underwriter                            With Registrant
------------------                    --------------------                           -----------------
Grael B. Barker                     Director                           CUSO Program Manager
F-SEMD Kentucky

Bradley A. Buss**                   Assistant Vice President           Brokerage Operations

Laurie M. Carlson*                  Assistant Secretary                Law Specialist

Timothy L. Carlson**                Assistant Treasurer                None

David S. Emery                      Vice President                     Division Vice President Credit
9500 Cleveland Ave. #210                                               Union Services
Rancho Cucamonga, CA 91730

Dennis J. Godfrey                   Director                           None

James E. Gowan*                     Director                           Vice President Relationship Management Sales

Timothy S. Halevan**                Compliance Officer                 Broker Dealer Compliance

John W. Henry*                      Director & Vice President          Vice President

Michael G. Joneson*                 Secretary & Treasurer              Forecasting & Planning Vice President, Finance

Kevin T. Lentz*                     Director                           Senior Vice President Marketing & Sales

Tracy K. Lien*                      Assistant Secretary                Recording Secretary/Technical Writer

Marcia L. Martin**                  Director & Assistant Vice          Assistant Vice President
                                    President                          Broker/Dealer Ops

Geoffrey M. McCloskey*              Assistant Treasurer                Vice President Shared Services

Faye A. Patzner*                    Vice President                     General Counsel

Patricia A. Price**                 Assistant Vice President           Broker Dealer Relations

Lynn S. Sabo**                      Assistant Vice President           Brokerage Operations

Mark T. Warshauer*                  Director                           Senior Vice President Sales & Marketing

Mark K. Willson*                    Assistant Secretary                Associate Counsel

Deborah A. Withey*                  Assistant Vice President           Advisory Services

*The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

c. There have been no commissions or other compensation paid by Registrant to unaffiliated principal underwriters.

Item 28.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by:

a.       CUNA Mutual Life Insurance Company
         2000 Heritage Way
         Waverly, Iowa 50677

b.       MEMBERS Capital Advisors, Inc.
         5910 Mineral Point Road
         Madison, Wisconsin 53705

c        CUNA Mutual Insurance Society
         5910 Mineral Point Road
         Madison, Wisconsin 53705

d.       State Street Bank & Trust Company
         225 Franklin Street
         Boston, Massachusetts 02110

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on the 10th day of April, 2003.

                                       ULTRA SERIES FUND

                                       By: /s/Michael S. Daubs
                                           ------------------------------------
                                           Michael S. Daubs
                                           President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE AND TITLE                                            DATE

/s/ Gwendolyn M. Boeke*
--------------------------------------------
Gwendolyn M. Boeke
Trustee

/s/Michael S. Daubs                                            04/10/2003
--------------------------------------------
Michael S. Daubs
President and Trustee

/s/ Alfred L. Disrud*
--------------------------------------------               _____________________

Alfred L. Disrud
Trustee

/s/Lawrence R. Halverson                                       04/10/2003
--------------------------------------------
Lawrence R. Halverson
Vice President and Trustee

/s/Mary E. Hoffmann                                            04/10/2003
--------------------------------------------
Mary E. Hoffmann
Treasurer

/s/Thomas J. Merfeld                                           04/10/2003
--------------------------------------------
Thomas J. Merfeld
Secretary
                                                              04/10/2003
____________________________________________
Dan P. Owens
Assistant Treasurer

/s/ Thomas C. Watt*
--------------------------------------------               _____________________
Thomas C. Watt
Trustee

/s/Margaret Gallardo-Cortez                                    04/10/2003
--------------------------------------------
Margaret Gallardo-Cortez
Attorney-In-Fact

*Pursuant to Powers of Attorney.

                              INDEX TO EXHIBITS TO

                                  FORM N-1A FOR

                                ULTRA SERIES FUND

Item 23.  Exhibits:

                  (d) 4. (a)        Form of Amendment No. 3 to Investment
                                    Subadvisory Agreement with Wellington
                                    effective May 1, 2002.

                  Exhibit (g) 6.    Form of Amendment No. 5 to Mutual Fund
                                    Custody Agreement

                  (j)      Consent of PricewaterhouseCoopers LLP.

Other Exhibits

99. Powers of Attorney